United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$28.14
Income From Investment Operations:
Net investment income	0.12	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.69)
TOTAL FROM INVESTMENT OPERATIONS	(1.57)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on investments	(5.54)
TOTAL DISTRIBUTIONS	(5.69)
Net Asset Value, End of Period	$20.88
Total Return [3]	(5.82)%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]
Net investment income	1.11	% [4]
Expense waiver/reimbursement [6]	0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,240,343
Portfolio turnover	108%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.25%, 1.22%, 1.23%, 1.21%, 1.25% and 1.27% after taking into account these expense reductions for the six-month period ended April 30, 2008, and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$27.91		$25.06		$24.04		$22.58		$19.40

0.15	[2]	0.21	[2]	0.26		0.11	[2]	0.09
4.62		3.39		0.99		1.46		3.17
4.77		3.60		1.25		1.57		3.26

(0.18)		(0.19)		(0.21)		(0.11)		(0.08)
(4.36)		(0.56)		(0.02)		--		--
(4.54)		(0.75)		(0.23)		(0.11)		(0.08)
$28.14		$27.91		$25.06		$24.04		$22.58
19.78%		14.73%		5.22%		6.97%		16.89%

1.23	% [5]	1.24	% [5]	1.22	% [5]	1.25	% [5]	1.27	% [5]
0.59%		0.79%		0.98%		0.46%		0.62%
0.01%		0.01%		0.02%		0.00	% [7]	0.00	% [7]

$1,433,917		$1,600,635		$2,225,781		$2,605,203		$2,179,111
165%		113%		43%		45%		40%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$27.07
Income From Investment Operations:
Net investment income (loss)	0.03	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.62)
TOTAL FROM INVESTMENT OPERATIONS	(1.59)
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(5.54)
TOTAL DISTRIBUTIONS	(5.54)
Net Asset Value, End of Period	$19.94
Total Return [3]	(6.18)%

Ratios to Average Net Assets:
Net expenses	2.05	% [4,5]
Net investment income (loss)	0.32	% [4]
Expense waiver/reimbursement [6]	0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$339,217
Portfolio turnover	108%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 2.02%, 2.03%, 2.00%, 1.98% and 2.02% after taking into account these expense reductions for the six-month period ended April 30, 2008, and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$27.03		$24.30		$23.34		$21.98		$18.95

(0.05	) [2]	(0.01	) [2]	0.02		(0.06	) [2]	(0.02)
4.45		3.30		1.00		1.42		3.05
4.40		3.29		1.02		1.36		3.03

--		--		(0.04)		--		--
(4.36)		(0.56)		(0.02)		--		--
(4.36)		(0.56)		(0.06)		--		--
$27.07		$27.03		$24.30		$23.34		$21.98
18.82%		13.83%		4.37%		6.19%		15.99%

2.03	% [5]	2.04	% [5]	2.01	% [5]	1.98	% [5]	2.02	% [5]
(0.22)%		(0.03)%		0.19%		(0.27)%		(0.14)%
0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$423,377		$448,037		$507,271		$569,518		$528,029
165%		113%		43%		45%		40%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$27.05
Income From Investment Operations:
Net investment income (loss)	0.03	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.62)
TOTAL FROM INVESTMENT OPERATIONS	(1.59)
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(5.54)
TOTAL DISTRIBUTIONS	(5.54)
Net Asset Value, End of Period	$19.92
Total Return [4]	(6.19)%

Ratios to Average Net Assets:
Net expenses	2.02	% [6,7]
Net investment income (loss)	0.34	% [6]
Expense waiver/reimbursement [8]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$123,232
Portfolio turnover	108%

1 Beginning with year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.02%, 2.00%, 2.02%, 2.01%, 2.02% and 2.02% after taking into account these expense reductions for the six-month period ended April 30, 2008, and the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$27.00		$24.28		$23.32		$21.96		$18.94

(0.05	) [2]	(0.00	) [2,3]	0.02		(0.08	) [2]	(0.02)
4.46		3.28		0.99		1.44		3.04
4.41		3.28		1.01		1.36		3.02

--		--		(0.03)		--		--
(4.36)		(0.56)		(0.02)		--		--
(4.36)		(0.56)		(0.05)		--		--
$27.05		$27.00		$24.28		$23.32		$21.96
18.89%		13.80%		4.35%		6.19	% [5]	15.95%

2.01	% [7]	2.03	% [7]	2.02	% [7]	2.02	% [7]	2.02	% [7]
(0.20)%		(0.01)%		0.18%		(0.31)%		(0.13)%
0.01%		0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$144,473		$145,655		$185,175		$215,206		$176,633
165%		113%		43%		45%		40%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$27.98
Income From Investment Operations:
Net investment income	0.08	[3]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.69)
TOTAL FROM INVESTMENT OPERATIONS	(1.61)
Less Distributions:
Distributions from net investment income	(0.06)
Distributions from net realized gain on investments	(5.54)
TOTAL DISTRIBUTIONS	(5.60)
Net Asset Value, End of Period	$20.77
Total Return [4]	(6.02)%

Ratios to Average Net Assets:
Net expenses	1.71	% [5,6]
Net investment income	0.76	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,781
Portfolio turnover	108%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%,1.67%,1.68%,1.66%, 1.69% and 1.74% after taking into account these expense reductions for the six-month period ended April 30, 2008, and for the years ended October 31, 2007, 2006, 2005, 2004 and for the period ended October 31, 2003, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Period Ended
2007		2006	[1]	2005		2004		10/31/2003	[2]
$27.80		$24.94		$23.87		$22.54		$19.13

0.03	[3]	0.07	[3]	0.09		0.01	[3]	0.03
4.61		3.40		1.04		1.45		3.38
4.64		3.47		1.13		1.46		3.41

(0.10)		(0.05)		(0.04)		(0.13)		--
(4.36)		(0.56)		(0.02)		--		--
(4.46)		(0.61)		(0.06)		(0.13)		--
$27.98		$27.80		$24.94		$23.87		$22.54
19.26%		14.22%		4.73%		6.49%		17.83%

1.68	% [6]	1.69	% [6]	1.67	% [6]	1.69	% [6]	1.74	% [5,6]
0.11%		0.28%		0.46%		0.03%		0.15	% [5]
0.01%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [5,8]

$19,768		$13,669		$7,389		$9,345		$15,533
165%		113%		43%		45%		40	% [9]

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 941.80	$ 6.03
Class B Shares	$1,000	$ 938.20	$ 9.88
Class C Shares	$1,000	$ 938.10	$ 9.73
Class K Shares	$1,000	$ 939.80	$ 8.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$ 6.27
Class B Shares	$1,000	$1,014.67	$10.27
Class C Shares	$1,000	$1,014.82	$10.12
Class K Shares	$1,000	$1,016.36	$ 8.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.02%
Class K Shares	1.71%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	15.3%
Information Technology	14.3%
Industrials	14.2%
Energy	14.0%
Consumer Staples	13.4%
Health Care	11.2%
Consumer Discretionary	7.8%
Materials	3.3%
Utilities	2.1%
Telecommunication Services	1.1%
Derivative Contracts [2,3]	0.0%
Cash Equivalents [4]	4.0%
Other Assets and Liabilities--Net [5]	(0.7)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.7%
		Consumer Discretionary--7.8%
740,700		American Eagle Outfitters, Inc.	$13,606,659
204,200		Best Buy Co., Inc.	8,784,684
476,300		Gap (The), Inc.	8,868,706
310,300		Home Depot, Inc.	8,936,640
1,718,000		Mattel, Inc.	32,212,500
620,290		McDonald's Corp.	36,956,878
420,700		Penney (J.C.) Co., Inc.	17,879,750
337,200		Walt Disney Co.	10,935,396
		TOTAL	138,181,213
		Consumer Staples--13.4%
297,300		Coca-Cola Co.	17,502,051
326,800		Kellogg Co.	16,722,356
1,456,100		Kroger Co.	39,678,725
429,950	[1]	Philip Morris International, Inc.	21,940,349
372,300		Procter & Gamble Co.	24,962,715
1,297,154		Unilever N.V., ADR	43,506,545
1,286,300		Wal-Mart Stores, Inc.	74,579,674
		TOTAL	238,892,415
		Energy--14.0%
434,800		Apache Corp.	58,558,864
758,197		Exxon Mobil Corp.	70,565,395
1,144,400	[1]	Nabors Industries Ltd.	42,960,776
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
140,000	[1]	Petroleo Brasileiro SA, ADR	$16,998,800
232,500	[1]	Weatherford International Ltd.	18,755,775
665,050		XTO Energy, Inc.	41,139,993
		TOTAL	248,979,603
		Financials--15.3%
804,800		American International Group, Inc.	37,181,760
237,000		Bank of America Corp.	8,896,980
709,500		Citigroup, Inc.	17,929,065
199,300		Goldman Sachs Group, Inc.	38,140,041
464,700		Hartford Financial Services Group, Inc.	33,119,169
1,053,700		J.P. Morgan Chase & Co.	50,208,805
751,500		Morgan Stanley	36,522,900
592,300		U.S. Bancorp	20,073,047
327,200		Wachovia Corp.	9,537,880
704,600		Wells Fargo & Co.	20,961,850
		TOTAL	272,571,497
		Health Care--11.2%
140,600		Abbott Laboratories	7,416,650
439,900		Baxter International, Inc.	27,414,568
425,745		Bayer AG	36,294,602
421,700		Becton, Dickinson & Co.	37,699,980
315,200	[1]	Genentech, Inc.	21,496,640
330,900		Johnson & Johnson	22,200,081
352,600	[1]	Waters Corp.	21,670,796
549,900		Wyeth	24,454,053
		TOTAL	198,647,370
Shares			Value
		COMMON STOCKS--continued
		Industrials--14.2%
98,600		Deere & Co.	$8,289,302
192,200	[1]	First Solar, Inc.	56,120,478
112,100	[1]	Foster Wheeler Ltd.	7,139,649
852,800		General Electric Co.	27,886,560
378,700		Lockheed Martin Corp.	40,157,348
682,600		Norfolk Southern Corp.	40,669,308
511,600		Northrop Grumman Corp.	37,638,412
228,000		Raytheon Co.	14,585,160
426,400	[1]	Suntech Power Holdings Co. Ltd., ADR	19,072,872
		TOTAL	251,559,089
		Information Technology--14.3%
297,200	[1]	Apple, Inc.	51,697,940
1,027,433	[1]	Cisco Systems, Inc.	26,343,382
768,900		Hewlett-Packard Co.	35,638,515
853,100		Intel Corp.	18,990,006
2,001,079		Microsoft Corp.	57,070,773
70,900		Nintendo Corp. Ltd.	39,292,762
1,233,700	[1]	Oracle Corp.	25,722,645
		TOTAL	254,756,023
		Materials--3.3%
251,900		Alcoa, Inc.	8,761,082
276,800		Freeport-McMoRan Copper & Gold, Inc.	31,486,000
109,700		Monsanto Co.	12,507,994
119,500	[1]	Owens-Illinois, Inc.	6,590,425
		TOTAL	59,345,501
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--1.1%
517,600		Verizon Communications, Inc.	$19,917,248
		Utilities--2.1%
496,800		FirstEnergy Corp.	37,577,952
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,536,137,966)	1,720,427,911
		MUTUAL FUND--4.0%
70,827,187	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	70,827,187
		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $1,606,965,153) [4]	1,791,255,098
		OTHER ASSETS AND LIABILITIES - NET--(0.7)% [5]	(12,411,195)
		TOTAL NET ASSETS--100%	$1,778,843,903

At April 30, 2008, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contract Purchased:
5/2/2008	600,312,357 Japanese Yen	$5,782,799	$5,773,067	$(9,732)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities -- Net."

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $70,827,187 of investments in an affiliated issuer (Note 5) (identified cost $1,606,965,153)		$1,791,255,098
Cash		4,366
Income receivable		1,939,271
Receivable for investments sold		50,477,834
Receivable for shares sold		3,596,019
TOTAL ASSETS		1,847,272,588
Liabilities:
Payable for investments purchased	$62,236,418
Payable for shares redeemed	4,420,756
Payable for foreign exchange contract	9,732
Payable for Directors'/Trustees' fee	2,044
Payable for distribution services fee (Note 5)	297,370
Payable for shareholder services fee (Note 5)	774,768
Accrued expenses	687,597
TOTAL LIABILITIES		68,428,685
Net assets for 86,257,005 shares outstanding		$1,778,843,903
Net Assets Consist of:
Paid-in capital		$1,610,419,111
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		184,258,830
Accumulated net realized loss on investments		(19,083,241)
Undistributed net investment income		3,249,203
TOTAL NET ASSETS		$1,778,843,903

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,240,342,675 ÷ 59,403,341 shares outstanding), no par value, unlimited shares authorized	$20.88
Offering price per share (100/94.50 of $20.88) [1]	$22.10
Redemption proceeds per share	$20.88
Class B Shares:
Net asset value per share ($339,216,811 ÷ 17,013,226 shares outstanding), no par value, unlimited shares authorized	$19.94
Offering price per share	$19.94
Redemption proceeds per share (94.50/100 of $19.94) [1]	$18.84
Class C Shares:
Net asset value per share ($123,232,453 ÷ 6,186,348 shares outstanding), no par value, unlimited shares authorized	$19.92
Offering price per share	$19.92
Redemption proceeds per share (99.00/100 of $19.92) [1]	$19.72
Class K Shares:
Net asset value per share ($49,781,190 ÷ 2,396,978 shares outstanding), no par value, unlimited shares authorized	$20.77
Offering price per share	$20.77
Redemption proceeds per share	$20.77
Institutional Shares:
Net asset value per share ($26,270,774 ÷ 1,257,112 shares outstanding), no par value, unlimited shares authorized	$20.90
Offering price per share	$20.90
Redemption proceeds per share	$20.90

1 "See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $1,450,747 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $134,877)		$20,984,067
Interest		2,003
TOTAL INCOME		20,986,070
Expenses:
Investment adviser fee (Note 5)	$6,668,284
Administrative personnel and services fee (Note 5)	696,968
Custodian fees	41,385
Transfer and dividend disbursing agent fees and expenses--Class A Shares	957,908
Transfer and dividend disbursing agent fees and expenses--Class B Shares	341,207
Transfer and dividend disbursing agent fees and expenses--Class C Shares	106,807
Transfer and dividend disbursing agent fees and expenses--Class K Shares	34,246
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	7,579
Directors'/Trustees' fees	8,492
Auditing fees	13,670
Legal fees	7,231
Portfolio accounting fees	103,021
Distribution services fee--Class B Shares (Note 5)	1,352,142
Distribution services fee--Class C Shares (Note 5)	473,077
Distribution services fee--Class K Shares (Note 5)	50,650
Shareholder services fee--Class A Shares (Note 5)	1,484,711

Statement of Operations - continued

Shareholder services fee--Class B Shares (Note 5)		$450,714
Shareholder services fee--Class C Shares (Note 5)		153,254
Account administration fee--Class A Shares		28,615
Account administration fee--Class C Shares		1,247
Share registration costs		43,284
Printing and postage		85,007
Insurance premiums		6,524
Miscellaneous		5,851
TOTAL EXPENSES		13,121,874
Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(30,053)
Waiver of administrative personnel and services fee	(19,614)
Fees paid indirectly from directed brokerage arrangements	(35,016)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(84,683)
Net expenses			$13,037,191
Net investment income			7,948,879
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,064,410
Net change in unrealized appreciation of investments			(131,754,512)
Net realized and unrealized loss on investments			(129,690,102)
Change in net assets resulting from operations			$(121,741,223)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,948,879	$7,581,011
Net realized gain on investments	2,064,410	401,456,773
Net change in unrealized appreciation/depreciation of investments	(131,754,512)	(33,551,290)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(121,741,223)	375,486,494
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,285,779)	(11,260,061)
Class K Shares	(56,795)	(57,447)
Distributions from net realized gain on investments
Class A Shares	(280,652,380)	(247,035,186)
Class B Shares	(85,611,788)	(71,603,870)
Class C Shares	(29,313,199)	(23,375,239)
Class K Shares	(3,928,786)	(2,158,216)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(408,848,727)	(355,490,019)
Share Transactions:
Proceeds from sale of shares	240,145,772	252,146,007
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	21,271,566
Net asset value of shares issued to shareholders in payment of distributions declared	359,161,845	316,176,401
Cost of shares redeemed	(311,409,076)	(796,051,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	287,898,541	(206,457,231)
Change in net assets	(242,691,409)	(186,460,756)
Net Assets:
Beginning of period	2,021,535,312	2,207,996,068
End of period (including undistributed net investment income of $3,249,203 and $4,642,898, respectively)	$1,778,843,903	$2,021,535,312

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On June 22, 2007, the Fund received a tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund, as follows:

Shares of the Fund Issued	Bryn Mawr Equity Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Bryn Mawr Equity Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
784,639	$21,271,566	$7,578,225	$2,115,516,191	$21,271,566	$2,136,787,757

1 Unrealized Appreciation is included in the Bryn Mawr Equity Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,267,877	$153,366,274	7,622,572	$198,548,749
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	--	784,639	21,271,566
Shares issued to shareholders in payment of distributions declared	11,739,664	249,902,459	9,364,302	227,777,106
Shares redeemed	(10,553,421)	(222,161,480)	(24,178,240)	(628,174,982)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,454,120	$181,107,253	(6,406,727)	$(180,577,561)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	452,285	$9,150,475	818,728	$20,483,992
Shares issued to shareholders in payment of distributions declared	3,969,781	80,388,061	2,846,647	66,611,548
Shares redeemed	(3,046,096)	(61,156,405)	(4,604,762)	(115,737,932)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,375,970	$28,382,131	(939,387)	$(28,642,392)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	737,582	$14,773,181	966,873	$24,127,497
Shares issued to shareholders in payment of distributions declared	1,234,166	24,967,189	838,489	19,595,486
Shares redeemed	(1,125,957)	(22,594,762)	(1,858,460)	(46,327,982)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	845,791	$17,145,608	(53,098)	$(2,604,999)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,701,493	$35,299,269	348,633	$8,985,769
Shares issued to shareholders in payment of distributions declared	184,818	3,904,136	90,552	2,192,261
Shares redeemed	(195,735)	(4,060,438)	(224,409)	(5,810,309)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,690,576	$35,142,967	214,776	$5,367,721

	Six Months Ended 4/30/2008 [1]		Year Ended 10/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,328,867	$27,556,573	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(71,755)	(1,435,991)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,257,112	$26,120,582	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,623,569	$287,898,541	(7,184,436)	$(206,457,231)

1 Reflects operations for the period from December 31, 2007 (date of initial public investment) to April 30, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $1,606,965,153. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $184,289,945. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,558,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,268,709.

At October 31, 2007, the Fund had a capital loss carryforward of $10,393,314 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,359,057
2009	$ 3,770,787
2010	$ 2,978,206
2011	$ 978,641
2012	$1,306,623

As a result of the tax-free transfer of assets from Federated New Economy Fund, First Merit Equity Fund and Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,614 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $22,092 of fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on December 31, 2007.

Sales Charges

For the six months ended April 30, 2008, FSC retained $38,479 in sales charges from the sale of Class A Shares. FSC also retained $328 of contingent deferred sales charges relating to redemptions of Class A Shares and $912 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $24,202 of Service Fees for the six months ended April 30, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $99,166 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $35,016 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $30,053. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	73,916,941	674,293,381	677,383,135	70,827,187	$70,827,187	$1,450,747

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$1,887,878,573
Sales	$2,003,451,534

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	4/30/2008	[1]
Net Asset Value, Beginning of Period	$21.34
Income From Investment Operations:
Net investment income	0.07	[2]
Net realized and unrealized gain (loss) on investments	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)
Net Asset Value, End of Period	$20.90
Total Return [3]	(2.06)%

Ratios to Average Net Assets:
Net expenses [4]	0.98	% [5]
Net investment income	1.08	% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,271
Portfolio turnover [7]	108%

1 Reflects operations for the period from December 31, 2007 (date of initial public investment) to April 30, 2008.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.97% after taking into account this expense reduction for the period ended April 30, 2008.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2008.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 1 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 979.40	$3.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.99	$4.92

1 "Actual" expense information is for the period from December 31, 2007 (date of initial public investment) to April 30, 2008. Actual expenses are equal to the Fund's annualized net expense ratio of 0.98%, multiplied by 122/366 (to reflect the period from initial public investment to April 30, 2008). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	15.3%
Information Technology	14.3%
Industrials	14.2%
Energy	14.0%
Consumer Staples	13.4%
Health Care	11.2%
Consumer Discretionary	7.8%
Materials	3.3%
Utilities	2.1%
Telecommunication Services	1.1%
Derivative Contracts [2,3]	0.0%
Cash Equivalents [4]	4.0%
Other Assets and Liabilities--Net [5]	(0.7)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.7%
		Consumer Discretionary--7.8%
740,700		American Eagle Outfitters, Inc.	$13,606,659
204,200		Best Buy Co., Inc.	8,784,684
476,300		Gap (The), Inc.	8,868,706
310,300		Home Depot, Inc.	8,936,640
1,718,000		Mattel, Inc.	32,212,500
620,290		McDonald's Corp.	36,956,878
420,700		Penney (J.C.) Co., Inc.	17,879,750
337,200		Walt Disney Co.	10,935,396
		TOTAL	138,181,213
		Consumer Staples--13.4%
297,300		Coca-Cola Co.	17,502,051
326,800		Kellogg Co.	16,722,356
1,456,100		Kroger Co.	39,678,725
429,950	[1]	Philip Morris International, Inc.	21,940,349
372,300		Procter & Gamble Co.	24,962,715
1,297,154		Unilever N.V., ADR	43,506,545
1,286,300		Wal-Mart Stores, Inc.	74,579,674
		TOTAL	238,892,415
		Energy--14.0%
434,800		Apache Corp.	58,558,864
758,197		Exxon Mobil Corp.	70,565,395
1,144,400	[1]	Nabors Industries Ltd.	42,960,776
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
140,000	[1]	Petroleo Brasileiro SA, ADR	$16,998,800
232,500	[1]	Weatherford International Ltd.	18,755,775
665,050		XTO Energy, Inc.	41,139,993
		TOTAL	248,979,603
		Financials--15.3%
804,800		American International Group, Inc.	37,181,760
237,000		Bank of America Corp.	8,896,980
709,500		Citigroup, Inc.	17,929,065
199,300		Goldman Sachs Group, Inc.	38,140,041
464,700		Hartford Financial Services Group, Inc.	33,119,169
1,053,700		J.P. Morgan Chase & Co.	50,208,805
751,500		Morgan Stanley	36,522,900
592,300		U.S. Bancorp	20,073,047
327,200		Wachovia Corp.	9,537,880
704,600		Wells Fargo & Co.	20,961,850
		TOTAL	272,571,497
		Health Care--11.2%
140,600		Abbott Laboratories	7,416,650
439,900		Baxter International, Inc.	27,414,568
425,745		Bayer AG	36,294,602
421,700		Becton, Dickinson & Co.	37,699,980
315,200	[1]	Genentech, Inc.	21,496,640
330,900		Johnson & Johnson	22,200,081
352,600	[1]	Waters Corp.	21,670,796
549,900		Wyeth	24,454,053
		TOTAL	198,647,370
Shares			Value
		COMMON STOCKS--continued
		Industrials--14.2%
98,600		Deere & Co.	$8,289,302
192,200	[1]	First Solar, Inc.	56,120,478
112,100	[1]	Foster Wheeler Ltd.	7,139,649
852,800		General Electric Co.	27,886,560
378,700		Lockheed Martin Corp.	40,157,348
682,600		Norfolk Southern Corp.	40,669,308
511,600		Northrop Grumman Corp.	37,638,412
228,000		Raytheon Co.	14,585,160
426,400	[1]	Suntech Power Holdings Co. Ltd., ADR	19,072,872
		TOTAL	251,559,089
		Information Technology--14.3%
297,200	[1]	Apple, Inc.	51,697,940
1,027,433	[1]	Cisco Systems, Inc.	26,343,382
768,900		Hewlett-Packard Co.	35,638,515
853,100		Intel Corp.	18,990,006
2,001,079		Microsoft Corp.	57,070,773
70,900		Nintendo Corp. Ltd.	39,292,762
1,233,700	[1]	Oracle Corp.	25,722,645
		TOTAL	254,756,023
		Materials--3.3%
251,900		Alcoa, Inc.	8,761,082
276,800		Freeport-McMoRan Copper & Gold, Inc.	31,486,000
109,700		Monsanto Co.	12,507,994
119,500	[1]	Owens-Illinois, Inc.	6,590,425
		TOTAL	59,345,501
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--1.1%
517,600		Verizon Communications, Inc.	$19,917,248
		Utilities--2.1%
496,800		FirstEnergy Corp.	37,577,952
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,536,137,966)	1,720,427,911
		MUTUAL FUND--4.0%
70,827,187	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	70,827,187
		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $1,606,965,153) [4]	1,791,255,098
		OTHER ASSETS AND LIABILITIES - NET--(0.7)% [5]	(12,411,195)
		TOTAL NET ASSETS--100%	$1,778,843,903

At April 30, 2008, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contract Purchased:
5/2/2008	600,312,357 Japanese Yen	$5,782,799	$5,773,067	$(9,732)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities -- Net."

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $70,827,187 of investments in an affiliated issuer (Note 5) (identified cost $1,606,965,153)		$1,791,255,098
Cash		4,366
Income receivable		1,939,271
Receivable for investments sold		50,477,834
Receivable for shares sold		3,596,019
TOTAL ASSETS		1,847,272,588
Liabilities:
Payable for investments purchased	$62,236,418
Payable for shares redeemed	4,420,756
Payable for foreign exchange contract	9,732
Payable for Directors'/Trustees' fee	2,044
Payable for distribution services fee (Note 5)	297,370
Payable for shareholder services fee (Note 5)	774,768
Accrued expenses	687,597
TOTAL LIABILITIES		68,428,685
Net assets for 86,257,005 shares outstanding		$1,778,843,903
Net Assets Consist of:
Paid-in capital		$1,610,419,111
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		184,258,830
Accumulated net realized loss on investments		(19,083,241)
Undistributed net investment income		3,249,203
TOTAL NET ASSETS		$1,778,843,903

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,240,342,675 ÷ 59,403,341 shares outstanding), no par value, unlimited shares authorized	$20.88
Offering price per share (100/94.50 of $20.88) [1]	$22.10
Redemption proceeds per share	$20.88
Class B Shares:
Net asset value per share ($339,216,811 ÷ 17,013,226 shares outstanding), no par value, unlimited shares authorized	$19.94
Offering price per share	$19.94
Redemption proceeds per share (94.50/100 of $19.94) [1]	$18.84
Class C Shares:
Net asset value per share ($123,232,453 ÷ 6,186,348 shares outstanding), no par value, unlimited shares authorized	$19.92
Offering price per share	$19.92
Redemption proceeds per share (99.00/100 of $19.92) [1]	$19.72
Class K Shares:
Net asset value per share ($49,781,190 ÷ 2,396,978 shares outstanding), no par value, unlimited shares authorized	$20.77
Offering price per share	$20.77
Redemption proceeds per share	$20.77
Institutional Shares:
Net asset value per share ($26,270,774 ÷ 1,257,112 shares outstanding), no par value, unlimited shares authorized	$20.90
Offering price per share	$20.90
Redemption proceeds per share	$20.90

1 "See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $1,450,747 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $134,877)		$20,984,067
Interest		2,003
TOTAL INCOME		20,986,070
Expenses:
Investment adviser fee (Note 5)	$6,668,284
Administrative personnel and services fee (Note 5)	696,968
Custodian fees	41,385
Transfer and dividend disbursing agent fees and expenses--Class A Shares	957,908
Transfer and dividend disbursing agent fees and expenses--Class B Shares	341,207
Transfer and dividend disbursing agent fees and expenses--Class C Shares	106,807
Transfer and dividend disbursing agent fees and expenses--Class K Shares	34,246
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	7,579
Directors'/Trustees' fees	8,492
Auditing fees	13,670
Legal fees	7,231
Portfolio accounting fees	103,021
Distribution services fee--Class B Shares (Note 5)	1,352,142
Distribution services fee--Class C Shares (Note 5)	473,077
Distribution services fee--Class K Shares (Note 5)	50,650
Shareholder services fee - Class A Shares (Note 5)	1,484,711

Statement of Operations - continued

Shareholder services fee--Class B Shares (Note 5)		$450,714
Shareholder services fee--Class C Shares (Note 5)		153,254
Account administration fee - Class A Shares		28,615
Account administration fee - Class C Shares		1,247
Share registration costs		43,284
Printing and postage		85,007
Insurance premiums		6,524
Miscellaneous		5,851
TOTAL EXPENSES		13,121,874
Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(30,053)
Waiver of administrative personnel and services fee	(19,614)
Fees paid indirectly from directed brokerage arrangements	(35,016)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(84,683)
Net expenses			$13,037,191
Net investment income			7,948,879
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,064,410
Net change in unrealized appreciation of investments			(131,754,512)
Net realized and unrealized loss on investments			(129,690,102)
Change in net assets resulting from operations			$(121,741,223)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,948,879	$7,581,011
Net realized gain on investments	2,064,410	401,456,773
Net change in unrealized appreciation/depreciation of investments	(131,754,512)	(33,551,290)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(121,741,223)	375,486,494
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,285,779)	(11,260,061)
Class K Shares	(56,795)	(57,447)
Distributions from net realized gain on investments
Class A Shares	(280,652,380)	(247,035,186)
Class B Shares	(85,611,788)	(71,603,870)
Class C Shares	(29,313,199)	(23,375,239)
Class K Shares	(3,928,786)	(2,158,216)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(408,848,727)	(355,490,019)
Share Transactions:
Proceeds from sale of shares	240,145,772	252,146,007
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	21,271,566
Net asset value of shares issued to shareholders in payment of distributions declared	359,161,845	316,176,401
Cost of shares redeemed	(311,409,076)	(796,051,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	287,898,541	(206,457,231)
Change in net assets	(242,691,409)	(186,460,756)
Net Assets:
Beginning of period	2,021,535,312	2,207,996,068
End of period (including undistributed net investment income of $3,249,203 and $4,642,898, respectively)	$1,778,843,903	$2,021,535,312

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On June 22, 2007, the Fund received a tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund, as follows:

Shares of the Fund Issued	Bryn Mawr Equity Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Bryn Mawr Equity Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
784,639	$21,271,566	$7,578,225	$2,115,516,191	$21,271,566	$2,136,787,757

1 Unrealized Appreciation is included in the Bryn Mawr Equity Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,267,877	$153,366,274	7,622,572	$198,548,749
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	--	784,639	21,271,566
Shares issued to shareholders in payment of distributions declared	11,739,664	249,902,459	9,364,302	227,777,106
Shares redeemed	(10,553,421)	(222,161,480)	(24,178,240)	(628,174,982)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,454,120	$181,107,253	(6,406,727)	$(180,577,561)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	452,285	$9,150,475	818,728	$20,483,992
Shares issued to shareholders in payment of distributions declared	3,969,781	80,388,061	2,846,647	66,611,548
Shares redeemed	(3,046,096)	(61,156,405)	(4,604,762)	(115,737,932)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,375,970	$28,382,131	(939,387)	$(28,642,392)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	737,582	$14,773,181	966,873	$24,127,497
Shares issued to shareholders in payment of distributions declared	1,234,166	24,967,189	838,489	19,595,486
Shares redeemed	(1,125,957)	(22,594,762)	(1,858,460)	(46,327,982)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	845,791	$17,145,608	(53,098)	$(2,604,999)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,701,493	$35,299,269	348,633	$8,985,769
Shares issued to shareholders in payment of distributions declared	184,818	3,904,136	90,552	2,192,261
Shares redeemed	(195,735)	(4,060,438)	(224,409)	(5,810,309)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,690,576	$35,142,967	214,776	$5,367,721

	Six Months Ended 4/30/2008 [1]		Year Ended 10/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,328,867	$27,556,573	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(71,755)	(1,435,991)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,257,112	$26,120,582	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,623,569	$287,898,541	(7,184,436)	$(206,457,231)

1 Reflects operations for the period from December 31, 2007 (date of initial public investment) to April 30, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $1,606,965,153. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $184,289,945. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,558,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,268,709.

At October 31, 2007, the Fund had a capital loss carryforward of $10,393,314 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,359,057
2009	$ 3,770,787
2010	$ 2,978,206
2011	$ 978,641
2012	$1,306,623

As a result of the tax-free transfer of assets from Federated New Economy Fund, First Merit Equity Fund and Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,614 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $22,092 of fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on December 31, 2007.

Sales Charges

For the six months ended April 30, 2008, FSC retained $38,479 in sales charges from the sale of Class A Shares. FSC also retained $328 of contingent deferred sales charges relating to redemptions of Class A Shares and $912 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $24,202 of Service Fees for the six months ended April 30, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $99,166 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $35,016 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $30,053. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	73,916,941	674,293,381	677,383,135	70,827,187	$70,827,187	$1,450,747

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$1,887,878,573
Sales	$2,003,451,534

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

38636 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$7.03		$6.08		$5.51		$5.11		$4.90		$3.54
Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.04	) [1]	(0.06	) [1]	(0.05	) [1]	(0.06	) [1]	(0.06	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.73)		1.73		0.96		0.74		0.31		1.42
TOTAL FROM INVESTMENT OPERATIONS	(0.75)		1.69		0.90		0.69		0.25		1.36
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.63)		(0.74)		(0.33)		(0.29)		(0.04)		--
Net Asset Value, End of Period	$5.65		$7.03		$6.08		$5.51		$5.11		$4.90
Total Return [2]	(11.35)%		31.07%		17.06%		14.05%		5.24	% [3]	38.42%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]	1.95	% [5]	1.95%		1.93%		1.95%		1.95%
Net investment income (loss)	(0.57	)% [4]	(0.63)%		(0.98)%		(1.00)%		(1.29)%		(1.45)%
Expense waiver/reimbursement [6]	0.23	% [4]	0.22%		0.22%		0.21%		0.21%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,355,277		$3,730,840		$2,884,118		$2,166,468		$1,172,380		$1,191,117
Portfolio turnover	27%		49%		64%		71%		73%		72%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.95% and 1.95% after taking into account these expense reductions for the six month period ended April 30, 2008 and for the year ended October 31, 2007, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$6.75		$5.89		$5.38		$5.02		$4.84		$3.52
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.07	) [1]	(0.09	) [1]	(0.08	) [1]	(0.09	) [1]	(0.08	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.70)		1.67		0.93		0.73		0.31		1.40
TOTAL FROM INVESTMENT OPERATIONS	(0.73)		1.60		0.84		0.65		0.22		1.32
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.63)		(0.74)		(0.33)		(0.29)		(0.04)		--
Net Asset Value, End of Period	$5.39		$6.75		$5.89		$5.38		$5.02		$4.84
Total Return [2]	(11.56)%		30.45%		16.32%		13.47%		4.68	% [3]	37.50%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]	2.50	% [5]	2.50%		2.49%		2.50%		2.50%
Net investment income (loss)	(1.13	)% [4]	(1.18)%		(1.54)%		(1.56)%		(1.84)%		(2.01)%
Expense waiver/reimbursement [6]	0.18	% [4]	0.18%		0.18%		0.16%		0.16%		0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,102,653		$1,362,195		$1,184,964		$1,102,133		$993,477		$782,171
Portfolio turnover	27%		49%		64%		71%		73%		72%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.50% and 2.50% after taking into account these expense reductions for the six month period ended April 30, 2008 and for the year ended October 31, 2007, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$6.75		$5.89		$5.38		$5.02		$4.84		$3.52
Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.07	) [1]	(0.09	) [1]	(0.08	) [1]	(0.09	) [1]	(0.08	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.71)		1.67		0.93		0.73		0.31		1.40
TOTAL FROM INVESTMENT OPERATIONS	(0.73)		1.60		0.84		0.65		0.22		1.32
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.63)		(0.74)		(0.33)		(0.29)		(0.04)		--
Net Asset Value, End of Period	$5.39		$6.75		$5.89		$5.38		$5.02		$4.84
Total Return [2]	(11.56)%		30.45%		16.31%		13.47%		4.68	% [3]	37.50%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]	2.50	% [5]	2.50%		2.49%		2.50%		2.50%
Net investment income (loss)	(1.13	)% [4]	(1.18)%		(1.54)%		(1.56)%		(1.84)%		(2.00)%
Expense waiver/reimbursement [6]	0.18	% [4]	0.18%		0.18%		0.16%		0.16%		0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,123,020		$1,246,604		$918,502		$724,468		$554,799		$337,765
Portfolio turnover	27%		49%		64%		71%		73%		72%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.50% and 2.50% after taking into account these expense reductions for the six-month period ended April 30, 2008 and for the year ended October 31, 2007, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 886.50	$ 9.15
Class B Shares	$1,000	$ 884.40	$11.71
Class C Shares	$1,000	$ 884.40	$11.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$ 9.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	16.4%
Industrials	14.7%
Financials	13.9%
Information Technology	12.9%
Consumer Discretionary	4.6%
Energy	4.2%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	2.1%
Consumer Staples	1.3%
Securities Lending Collateral [2]	14.9%
Cash Equivalents [3]	25.1%
Other Assets and Liabilities--Net [4]	(16.6)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--75.2%
		Consumer Discretionary--4.6%
29,640,000	[1]	A-Max Holdings Ltd.	$2,952,643
1,285,000	[1,4]	ATA, Inc., ADR	13,710,950
424,300	[1,2,3]	B2W Companhia Global Do Varejo, GDR	28,131,090
3,351,300		Belle International Holdings	3,573,694
5,312,900		Bharat Forge Ltd.	38,469,740
986,295	[1,4]	Central European Media Enterprises Ltd., Class A	104,566,996
116,900	[1]	Cheesecake Factory, Inc.	2,645,447
6,300,800	[1]	China Dongxiang Group Co.	2,759,604
252,900	[1,4]	ChinaEdu Corp., ADR	1,770,300
2,954,800	[1]	Cia Hering	18,131,970
330,900	[1,4]	Clear Channel Outdoor Holdings, Inc., Class A	6,293,718
2,938,500	[1]	Clear Media Ltd.	2,516,592
1,521,600	[1]	Construtora Tenda SA	8,147,178
1,500,400	[1,5]	Dolan Media Co.	26,016,936
49,900	[1]	Educomp Solutions Ltd.	4,912,687
189,549	[1,4]	Focus Media Holding Ltd., ADR	6,992,463
1,000,000	[1,2,3]	Hydrogen Corp.	1,960,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	0
800,000	[1,4]	Iconix Brand Group, Inc.	12,736,000
895,900		Kangwon Land, Inc.	18,720,511
300,000	[1,4]	Kohl's Corp.	14,655,000
360,000	[1,4]	Lamar Advertising Co.	14,234,400
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	41,321,956
200,000	[1,4]	Lululemon Athletica, Inc.	6,194,000
403,100	[1]	Maruti Suzuki India Ltd.	7,397,383
1,047,600		National CineMedia, Inc.	20,072,016
350,000	[1]	O'Reilly Automotive, Inc.	10,104,500
1,226,500		Parkson Retail Group Ltd.	11,570,987
3,537,200	[1,2,3,4]	Piaggio & C. SpA	7,929,021
885,200	[1]	SEB - Sistema Educacional Brasileiro SA	12,088,822
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Consumer Discretionary--continued
2,285,700		TVN SA	$23,395,624
24,100	[1]	VisionChina Media, Inc., ADR	355,475
100,000		WABCO Holdings, Inc.	4,776,000
		TOTAL	479,103,703
		Consumer Staples--1.3%
1,000,000		CVS Caremark Corp.	40,370,000
3,675,700	[1]	China Flavors & Fragrances Co. Ltd.	1,283,963
5,873,000	[1]	Hypermarcas SA	54,765,672
1,800,400		ITC Ltd.	9,754,238
500,000	[1]	Philip Morris International, Inc.	25,515,000
631,952		Radico Khaitan Ltd.	1,717,726
		TOTAL	133,406,599
		Energy--4.2%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	44,882,440
7,746,600	[1,4,5]	Dresser-Rand Group, Inc.	283,293,162
74,200		Range Resources Corp.	4,925,396
711,505		Reliance Industries Ltd.	45,720,569
2,000,000	[4]	Spectra Energy Corp.	49,400,000
		TOTAL	428,221,567
		Financials--13.3%
2,344,135		3i Group PLC	39,804,745
132,600	[1,4]	Alleghany Corp.	45,680,700
5,969,300	[1,2,3]	Bolsa de Mercadorias e Futuros	59,613,994
2,330,900	[1]	Bovespa Holding SA	34,917,224
58,700	[1]	Brasil Brokers Participacoes	51,206,233
2,895,100	[4]	Brookfield Asset Management, Inc., Class A	94,727,672
1,009,500		CIT Group, Inc.	10,993,455
350,000	[1]	CNinsure, Inc., ADR	4,917,500
1,000,000		Calamos Asset Management, Inc.	17,950,000
26,531,400		China Properties Group Ltd.	12,935,655
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--continued
2,965,000		Citigroup, Inc.	$74,925,550
7,192,848	[1]	DLF Ltd.	124,584,373
252,100		DuPont Fabros Technology, Inc.	4,537,800
1	[1,2]	FA Private Equity Fund IV LP	785,438
1	[2]	Greenfield Technology Venture Fund	607
3,587,300		Housing Development Finance Corp. Ltd.	246,965,874
2,678,600		ICICI Bank Ltd.	58,074,651
1,368,500	[4]	ICICI Bank Ltd., ADR	61,021,415
1	[2]	Incuvest LLC	0
1	[1,2]	Infrastructure Fund	22,787
3,300,000		Loews Corp.	138,963,000
1,852,200	[1,5]	MBF Healthcare Acquisition Corp.	14,808,339
134,800	[1]	Markel Corp.	58,557,120
1	[2]	Peachtree Leadscope LLC	0
1	[1,2]	Peachtree Leadscope LLC	3,250,000
2,300,000	[1,4]	Philadelphia Consolidated Holding Corp.	84,824,000
1,620,400	[4]	Power Corp. of Canada	56,829,042
2,504,100		Power Finance Corp.	10,034,770
177,045	[1]	RHJ International	2,306,755
597,000	[1,4]	Riskmetrics Group, Inc.	10,537,050
1	[2]	Rocket Ventures II	74,069
668,297		SEI Investments Co.	15,551,271
4,942,900		Shun Tak Hldgs	6,614,721
1,977,200	[1]	Sino-Ocean Land Holdings Ltd.	1,623,691
63,000	[1]	Trisul SA	310,793
698,800		Unitech Ltd.	5,322,818
11,736,100	[1,2,3]	Yanlord Land Group Ltd.	20,339,893
		TOTAL	1,373,613,005
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--15.8%
200,000	[1]	Abaxis, Inc.	$5,096,000
1,171,205	[1]	Accelrys, Inc.	6,593,884
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	3,282,353
3,000,000	[1,4]	Alkermes, Inc.	37,290,000
2,000,008	[4]	Allergan, Inc.	112,740,451
600,000	[1,4]	Alnylam Pharmaceuticals, Inc.	15,048,000
2,000,000	[1,4,5]	Anadys Pharmaceuticals, Inc.	4,160,000
248,600	[1]	Animal Health International, Inc.	2,185,194
1	[2]	Apollo Investment Fund V	8,403,427
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,2]	Ardais Corp., Warrants 4/14/2009	0
5,000,000	[1,4,5]	Arena Pharmaceuticals, Inc.	27,950,000
2,000,000	[1,4,5]	Aspect Medical Systems, Inc.	13,360,000
129,300	[1,4]	AspenBio Pharma, Inc.	549,525
16,400	[1,4]	Athenahealth, Inc.	410,000
1,900,000	[1,4]	Auxilium Pharmaceutical, Inc.	58,425,000
445,300	[1,2,3]	Avalon Pharmaceuticals, Inc.	877,241
628,500	[1]	Avalon Pharmaceuticals, Inc.	1,238,145
157,125	[1]	Avalon Pharmaceuticals, Inc., Warrants 5/24/2012	91,121
167,800		Aventis Pharma Ltd.	3,425,543
558,660	[1,2]	Avigen, Inc.	1,670,393
3,000,000	[1,5]	Avigen, Inc.	8,970,000
1,450,000	[1,4]	BioMarin Pharmaceutical, Inc.	52,867,000
448,900	[1]	CardioNet, Inc.	10,369,590
185,980	[1]	Chindex International, Inc.	4,556,510
342,679	[1]	Chindex International, Inc.	8,395,635
714,286	[1,2,5]	Conceptus, Inc.	12,871,434
625,000	[2]	Conceptus, Inc.	11,262,500
600,000	[1,2,3,5]	Conceptus, Inc.	10,812,000
3,634,700	[1,4,5]	Conceptus, Inc.	65,497,294
500,000	[1,2]	Cortek, Inc.	0
1,022,800	[1]	CryoCath Technologies, Inc.	4,214,696
2,000,000	[1,4]	Cubist Pharmaceuticals, Inc.	38,720,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	$6,300,000
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	319,200
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	1,855,512
1,500,000	[1,4]	Cytokinetics, Inc.	5,175,000
1	[2]	Denovo Ventures LLP	5,191,751
126,065	[1,2]	Dexcom, Inc. Restricted	970,701
1,363,000		Dishman Pharmaceuticals & Chemicals Ltd.	10,761,523
489,500	[1,4]	Durect Corp.	2,222,330
6,500,000	[1,5]	Dyax Corp.	26,065,000
7,159,400	[1,4,5]	Dynavax Technologies Corp.	13,960,830
250,000	[1]	Endo Pharmaceuticals Holdings, Inc.	6,207,500
600,000	[1]	Endologix, Inc.	1,620,000
1,250,000	[1,2]	Endologix, Inc.	3,375,000
3,555,556	[1]	Endologix, Inc.	9,600,001
4,046,250	[1,2,5]	Endologix, Inc.	10,924,875
5,081,706	[1,5]	Epigenomics AG	13,920,992
4,684,731	[1,4,5]	Favrille, Inc.	7,214,486
1,317,490	[1]	Favrille, Inc.	2,028,935
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	141,694
1,042,038	[1]	Favrille, Inc., Warrants 11/7/2012	330,034
750,000	[1,4]	GTX, Inc.	12,787,500
253,000		GlaxoSmithkline Pharmaceuticals Ltd.	6,775,232
410,000		Glenmark Pharmaceuticals Ltd.	6,839,195
197,700	[1]	IPC The Hospitalist Co., Inc.	4,640,019
2,166,351	[1,4]	Illumina, Inc.	168,737,079
1,916,900	[1,4]	Incyte Genomics, Inc.	20,798,365
2,175,833	[1,4,5]	Insulet Corp.	39,839,502
1,045,895	[1,2,3]	Insulet Corp.	19,150,337
1,999,223	[1,4]	Isis Pharmaceuticals, Inc.	23,550,847
4,705,882	[1,2]	Isis Pharmaceuticals, Inc.	55,435,290
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	8,797,336
2,884,800	[1,5]	Kosan Biosciences, Inc.	4,788,768
1	[2]	Latin Healthcare Fund	1,531,018
83,700	[1]	Masimo Corp.	2,439,855
1,639,100	[1]	Medicines Co.	32,372,225
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,000,000		Merck & Co., Inc.	$76,080,000
1,687,149	[1,2,3]	Metabasis Therapeutics, Inc.	4,201,001
2,559,000	[1]	Metabasis Therapeutics, Inc.	6,960,480
436,200	[1]	Metabasis Therapeutics, Inc.	1,186,464
416,580	[1]	Metabasis Therapeutics, Inc., Warrants 4/13/2013	896,809
1,754,500	[1,4]	Momenta Pharmaceuticals, Inc.	24,527,910
23,198,600	[1,4,5]	Monogram Biosciences, Inc.	25,518,460
2,271,700	[1,4]	Mylan Laboratories, Inc.	29,918,289
4,381,825	[1,4,5]	Neurocrine Biosciences, Inc.	23,793,310
96,459	[1,2,3]	Newron Pharmaceuticals SpA	2,979,554
1,806,200	[1]	OSI Pharmaceuticals, Inc.	62,584,830
685,632	[1,4]	Pain Therapeutics, Inc.	4,758,286
1	[2]	Peachtree Velquest	0
1,335,100	[1]	Pharmacopeia, Inc.	4,472,585
222,650	[1]	Pharmacopeia, Inc., Warrants 4/19/2011	201,349
2,176,800		Piramal Healthcare	18,571,891
86,820	[1]	Piramal Life Sciences Ltd.	860,271
64,200	[1,4]	Power Medical Interventions, Inc.	411,522
2,574,789	[1,5]	Progenics Pharmaceuticals, Inc.	34,682,408
1,258,600	[1,4]	Protalix Biotherapeutics, Inc.	3,448,564
800,000	[1]	Regeneron Pharmaceuticals, Inc.	15,696,000
1,000,000	[1]	Repligen Corp.	5,550,000
1,000,000	[1]	SXC Health Solutions Corp.	15,540,000
458,965	[1]	Sanarus Medical, Inc., Warrants	0
820,371	[1]	Seattle Genetics, Inc.	8,334,969
274	[1]	Soteira, Inc.	342
400,200		Sun Pharmaceutical Industries Ltd.	14,572,873
254,700	[1]	Thermage, Inc.	812,493
1,000,000	[1]	Third Wave Technologies, Inc.	8,820,000
101,200	[1]	VCA Antech, Inc.	3,275,844
4,211,677	[1]	Vasogen, Inc., Warrants 11/8/2011	56,500
1,947,200	[1,4]	Vical, Inc.	6,854,144
8,800,000	[1,4]	Warner Chilcott Ltd., Class A	151,448,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
1,410,138	[1,5]	World Heart Corp., Warrants 9/22/2008	$0
267,200	[1,4]	WuXi PharmaTech Cayman, Inc., ADR	4,927,168
		TOTAL	1,629,943,184
		Industrials--14.7%
540,000	[1]	Aecom Technology Corp.	14,828,400
841,100	[1,2,3]	Allen-Vanguard Corp.	3,248,812
2,271,400		Asea Brown Boveri Ltd.	64,038,736
2,033,500		Bharat Heavy Electricals Ltd.	95,864,365
1,451,800	[4]	CLARCOR, Inc.	60,917,528
17,919,300		China Metal International Ho	3,839,317
73,192		Cintas Corp.	2,167,215
1,264,600	[1,4,5]	CoStar Group, Inc.	60,637,570
874,200	[1,4]	Copart, Inc.	35,728,554
2,547,773		Crompton Greaves Ltd.	15,621,349
395,400		Eaton Corp.	34,731,936
1,593,320		Energysolutions, Inc.	34,814,042
900,000	[4]	Expeditors International Washington, Inc.	41,931,000
950,000	[1,4]	First Solar, Inc.	277,390,500
450,000	[4]	Forward Air Corp.	15,340,500
900,000	[1,4]	IHS, Inc., Class A	59,445,000
550,000	[1]	Innovative Solutions and Support, Inc.	5,087,500
500,000	[1]	Interline Brands, Inc.	9,675,000
1,032,300	[1,4]	Kansas City Southern Industries, Inc.	46,536,084
1,000,000	[4]	Kuehne & Nagel International AG	107,002,336
720,000		Landstar System, Inc.	37,411,200
700,000	[4]	Macquarie Infrastructure Co. LL	20,720,000
4,543,864		Max India Ltd.	17,821,257
2,601,500	[1,2,3]	Nagarjuna Construction Co. Ltd., GDR	13,579,830
1,265,600	[1,4,5]	NuCo2, Inc.	35,006,496
338,400		Panalpina Welttransport Holding AG	42,753,019
850,000		Precision Castparts Corp.	99,926,000
250,000	[1]	Quanta Services, Inc.	6,635,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
1,000,000	[4]	Rockwell Collins	$63,110,000
1,430,900	[1,4]	Ryanair Holdings PLC, ADR	38,791,699
536,500	[4]	Simpson Manufacturing Co., Inc.	14,158,235
2,548,400	[1,4]	Spirit Aerosystems Holdings, Inc., Class A	74,336,828
500,000	[1]	TeleTech Holdings, Inc.	11,465,000
464,470	[1]	TransDigm Group, Inc.	17,635,926
838,000	[4]	Trinity Industries, Inc.	25,475,200
780,900		UTI Worldwide, Inc.	17,164,182
		TOTAL	1,524,835,616
		Information Technology--12.7%
2,000,000	[1,5]	Access Integrated Technology, Inc., Class A	5,920,000
500,000	[1]	Amdocs Ltd.	15,690,000
862,800	[1,4]	Anadigics, Inc.	9,628,848
1,029,300	[1]	Blackboard, Inc.	35,552,022
1,400,000	[1,4]	CSR PLC	10,901,688
2,008,100	[1,5]	Ceragon Networks Ltd.	16,386,096
2,899,700	[5]	Compugroup Holding AG	44,389,901
3,000,000	[1]	Comverse Technology, Inc.	52,350,000
400,000	[1,4]	DST Systems, Inc.	23,936,000
416,700	[1]	Eagle Test Systems, Inc.	5,029,569
1,059,322	[2]	Expand Networks Ltd.	0
803,900	[1,4,5]	HireRight, Inc.	7,243,139
750,000	[1,4]	Iron Mountain, Inc.	20,602,500
3,697,114	[1]	MEMC Electronic Materials, Inc.	232,807,269
3,000,000	[1,5]	MSCI, Inc., Class A	93,060,000
3,725,000	[1,5]	Magma Design Automation	34,754,250
487,500	[4]	Mastercard, Inc.	135,603,000
2,340,000	[1]	Microsemi Corp.	57,330,000
2,200,000	[1]	NIC, Inc.	14,256,000
175,000		Nintendo Corp. Ltd.	96,984,955
4,700,000	[1,4]	ON Semiconductor Corp.	35,109,000
314,863	[1]	OnMobile Global Ltd.	5,292,962
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
530,000	[1,2,3,5]	Online Resources Corp.	$5,358,300
566,833	[1]	Online Resources Corp.	5,730,682
1,350,000	[1,4]	Oracle Corp.	28,147,500
1,000,000	[1]	Parametric Technology Corp.	17,430,000
1	[2]	Peachtree Open Networks	0
84,158	[1]	RADWARE Ltd.	832,323
857,200	[1]	Redecard SA	16,708,747
417,200	[1,2,3]	Redecard SA, GDR	16,262,456
849,800	[1,4]	Renesola Ltd., ADR	14,234,150
225,600	[1]	SI International, Inc.	5,175,264
3,751,199	[2]	Sensable Technologies, Inc.	0
1	[2]	Sensable Technologies, Inc.	100,280
4,952,157	[1,5]	Solera Holdings, Inc.	127,815,172
1,523,200	[1,5]	TNS, Inc.	35,033,600
1,833,800	[1]	Telecity Group PLC	8,574,299
1,440,000	[1]	ValueClick, Inc.	28,728,000
56,600	[1,4]	Veraz Networks, Inc.	145,462
350,000	[1,4]	WebMD Health Corp., Class A	10,972,500
1,250,000	[1,4]	eBay, Inc.	39,112,500
		TOTAL	1,313,188,434
		Materials--2.1%
999,999	[4]	Cemex S.A. de C.V., ADR	27,649,972
100,000	[4]	Eagle Materials, Inc.	3,628,000
19,698,800	[1]	Huabao International Holdings Ltd.	17,703,946
600,000	[1,4]	Intrepid Potash, Inc.	28,494,000
1,151,400		Jubilant Organosys Ltd.	10,491,494
29,765,900	[1]	Lee & Man Paper Manufacturing Ltd.	55,437,843
7,502,100		Luks Group (Vietnam Holdings) Co. Ltd.	6,948,908
31,055,000		Nine Dragons Paper Holdings Ltd.	33,203,835
39,188,000		Sinofert Holdings Ltd.	29,947,358
15,951,000	[1]	TPI Polene Co. Ltd.	3,546,343
		TOTAL	217,051,699
		Telecommunication Services--3.2%
7,973,500	[1]	Bharti Airtel Ltd.	176,733,766
1,450,000		NTELOS Holdings Corp.	37,526,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--continued
580,000	[1,4]	Neuf Cegetel	$32,469,429
2,300,000	[1]	PAETEC Holding Corp.	17,733,000
4,041,700		PT Telekomunikasi Indonesia	3,895,110
371,700		PT Telekomunikasi Indonesia, Class CS, ADR	14,429,394
2,550,000	[1,4]	Time Warner Telecom, Inc.	49,980,000
		TOTAL	332,766,699
		Utilities--3.3%
2,470,638	[1,4]	American Water Works Co., Inc.	52,056,343
231,930	[1]	BF Utilities Ltd.	10,924,868
115,804		Brookfield Infrastructure Partners LP	2,301,025
742,382	[1]	Cascal NV	8,997,670
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	8,501,256
200,000	[4]	Consolidated Water Co.	4,740,000
1,763,800	[4]	Dominion Resources, Inc.	76,531,282
1,234,500	[4]	ITC Holdings Corp.	68,860,410
7,098,000		NTPC Ltd.	34,424,814
500,000	[4]	Northeast Utilities Co.	13,160,000
199,068,100	[1]	PNOC Energy Development Corp.	24,529,475
12,703,921	[1]	Power Grid Corp. of India Ltd.	32,985,505
2,209,767	[1]	Rural Electrification Corp. Ltd.	6,667,753
		TOTAL	344,680,401
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,658,530,625)	7,776,810,907
		PREFERRED STOCKS--1.0%
		Financials--0.6%
173,200	[5]	Alleghany Corp., Conv. Pfd., $14.62 Annual Dividend	55,743,900
		Health Care--0.4%
1,694,915	[2]	Ardais Corp., Conv. Pfd.	0
790,960	[2]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[2]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[2]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	39,149,880
1,058,043	[2]	Sanarus Medical, Inc., Pfd., Series A	0
Shares, Units Held or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--continued
1,448,436	[2]	Sanarus Medical, Inc., Pfd., Series B	$0
4,456,271	[2]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	44,487,744
		Information Technology--0.0%
679,348	[2]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,285,187)	100,231,644
		CORPORATE BONDS--0.4%
		Health Care--0.2%
$1		Ardais Corp. Conv. Bond	57,348
19,800,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	21,143,826
		TOTAL	21,201,174
		Information Technology--0.2%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	22,030,773
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,036,259)	43,231,947
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp. Conv. Bond	57,348
2,087,000	[2,3]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	834,800
		TOTAL	892,148
		Information Technology--0.0%
3,950,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	3,785,917
		TOTAL CORPORATE NOTES (IDENTIFIED COST $6,468,384)	4,678,065
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--40.0%
3,641,881,509	[5,6,7]	Government Obligations Fund, Institutional Shares, 2.21%	$3,641,881,509
501,468,706	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.90%	501,468,706
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	4,143,350,215
		TOTAL INVESTMENTS--116.6% (IDENTIFIED COST $9,975,670,670) [8]	12,068,302,778
		OTHER ASSETS AND LIABILITIES - NET--(16.6)% [9]	(1,721,900,254)
		TOTAL NET ASSETS--100%	$10,346,402,524

At April 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contract Purchased:
5/2/2008	82,057,725 Brazilian Real	$48,198,370	$49,366,938	$1,168,568
5/2/2008	329,206 Brazilian Real	$ 193,366	$ 198,054	$ 4,688
Contract Sold:
5/2/2008	137,995 Swiss Francs	$ 132,777	$ 133,180	$ (403)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,172,853

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $354,322,498, which represented 3.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $238,452,928, which represented 2.3% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated company. At April 30, 2008, these securities amounted to $5,374,468,391 which represents 51.9% of total net assets.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $5,374,468,391 of investments in affiliated issuers (Note 5) and $1,489,799,987 of securities loaned (identified cost $9,975,670,670)		$12,068,302,778
Cash		640,690
Cash denominated in foreign currencies (identified cost $16,667,200)		16,661,018
Income receivable		4,452,235
Receivable for investments sold		44,051,205
Receivable for shares sold		10,786,767
Receivable for foreign exchange contracts		1,173,256
Receivable for escrow due		746,281
Other assets		11,200,000
TOTAL ASSETS		12,158,014,230
Liabilities:
Payable for investments purchased	$234,039,897
Payable for shares redeemed	12,926,748
Payable for collateral due to broker for securities loaned	1,538,420,844
Payable for limited partnership commitments	2,500,000
Payable for foreign exchange contracts	403
Payable for distribution services fee (Note 5)	2,337,996
Payable for shareholder services fee (Note 5)	5,239,791
Accrued expenses	16,146,027
TOTAL LIABILITIES		1,811,611,706
Net assets for 1,848,405,555 shares outstanding		$10,346,402,524
Net Assets Consist of:
Paid-in capital		$7,783,428,895
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,097,310,532
Accumulated net realized gain on investments, options and foreign currency transactions		574,932,357
Accumulated net investment income (loss)		(109,269,260)
TOTAL NET ASSETS		$10,346,402,524

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,355,276,883 ÷ 593,400,944 shares outstanding), no par value, unlimited shares authorized	$5.65
Offering price per share (100/94.50 of $5.65) [1]	$5.98
Redemption proceeds per share	$5.65
Class B Shares:
Net asset value per share ($1,102,652,602 ÷ 204,463,499 shares outstanding), no par value, unlimited shares authorized	$5.39
Offering price per share	$5.39
Redemption proceeds per share (94.50/100 of $5.39) [1]	$5.09
Class C Shares:
Net asset value per share ($1,123,019,993 ÷ 208,233,332 shares outstanding), no par value, unlimited shares authorized	$5.39
Offering price per share	$5.39
Redemption proceeds per share (99.00/100 of $5.39) [1]	$5.34
Class K Shares:
Net asset value per share ($4,765,453,046 ÷ 842,307,780 shares outstanding), no par value, unlimited shares authorized	$5.66
Offering price per share	$5.66
Redemption proceeds per share (99.80/100 of $5.66) [1]	$5.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $44,437,516 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,361,445)		$67,908,867
Interest (including income on securities loaned of $3,724,950)		4,796,810
TOTAL INCOME		72,705,677
Expenses:
Investment adviser fee (Note 5)	$75,479,581
Administrative personnel and services fee (Note 5)	4,152,362
Custodian fees	2,834,816
Transfer and dividend disbursing agent fees and expenses--Class A Shares	2,001,744
Transfer and dividend disbursing agent fees and expenses--Class B Shares	695,645
Transfer and dividend disbursing agent fees and expenses--Class C Shares	671,212
Transfer and dividend disbursing agent fees and expenses--Class K Shares	3,088,772
Directors'/Trustees' fees	47,358
Auditing fees	16,665
Legal fees	8,003
Portfolio accounting fees	110,833
Distribution services fee--Class A Shares (Note 5)	4,236,202
Distribution services fee--Class B Shares (Note 5)	4,428,694
Distribution services fee--Class C Shares (Note 5)	4,260,968
Distribution services fee--Class K Shares (Note 5)	12,218,552
Shareholder services fee--Class A Shares (Note 5)	3,980,537
Shareholder services fee--Class B Shares (Note 5)	1,476,231
Shareholder services fee--Class C Shares (Note 5)	1,406,869
Shareholder services fee--Class K Shares (Note 5)	6,032,564
Account administration fee--Class A Shares	21,486
Account administration fee--Class C Shares	2,069
Account administration fee--Class K Shares	1,599
Share registration costs	70,536
Printing and postage	492,321
Insurance premiums	21,473
Miscellaneous	66,717
TOTAL EXPENSES	127,823,809

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,945,219)
Waiver of administrative personnel and services fee	(117,024)
Waiver of distribution services fee--Class A Shares	(1,342,334)
Waiver of distribution services fee--Class C Shares	(182,521)
Waiver of distribution services fee--Class K Shares	(8,280,758)
Reimbursement of shareholder services fee--Class B Shares	(191,085)
Fees paid indirectly for directed brokerage arrangements	(11,341)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(18,070,282)
Net expenses			$109,753,527
Net investment income (loss)			(37,047,850)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(8,296,578) on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $13,271,499)			600,092,741
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,901,223,162)
Net realized and unrealized loss on investments and foreign currency transactions			(1,301,130,421)
Change in net assets resulting from operations			$(1,338,178,271)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(37,047,850)	$(77,609,535)
Net realized gain on investments, options and foreign currency transactions	600,092,741	1,097,683,529
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,901,223,162)	1,798,994,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,338,178,271)	2,819,068,526
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(333,613,183)	(349,173,925)
Class B Shares	(126,008,696)	(147,431,794)
Class C Shares	(115,952,763)	(114,870,712)
Class K Shares	(485,699,629)	(523,799,089)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,061,274,271)	(1,135,275,520)
Share Transactions:
Proceeds from sale of shares	925,479,904	1,524,877,108
Net asset value of shares issued to shareholders in payment of distributions declared	965,376,788	1,040,150,098
Cost of shares redeemed	(916,750,236)	(1,795,533,488)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	974,106,456	769,493,718
Change in net assets	(1,425,346,086)	2,453,286,724
Net Assets:
Beginning of period	11,771,748,610	9,318,461,886
End of period (including accumulated net investment income (loss) of $(109,269,260) and $(72,221,410), respectively)	$10,346,402,524	$11,771,748,610

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2008, the Fund had no realized gain/loss on written options.

At April 30, 2008, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,489,799,987	$1,538,420,844

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ --
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Denovo Ventures I LP	3/9/2000	3,132,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003 - 4/25/2007	18,017,354
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	580,660
Greenfield Technology Venture Fund	6/15/1998	75,504
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	410,088
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	--
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	903,543
Peachtree Velquest	9/14/2000	494,382
Rocket Ventures II	7/20/1999	10,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999 - 11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,680,615	$510,859,557	133,167,878	$813,950,052
Shares issued to shareholders in payment of distributions declared	47,414,403	289,227,861	55,509,537	306,412,650
Shares redeemed	(72,100,176)	(417,970,436)	(132,768,963)	(811,676,843)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	62,994,842	$382,116,982	55,908,452	$308,685,859

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,832,156	$43,778,027	15,299,209	$89,580,939
Shares issued to shareholders in payment of distributions declared	19,888,456	116,148,583	25,463,704	135,721,540
Shares redeemed	(25,019,856)	(138,185,965)	(40,110,420)	(235,907,343)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,700,756	$21,740,645	652,493	$(10,604,864)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	28,655,547	$160,796,105	44,475,467	$260,397,910
Shares issued to shareholders in payment of distributions declared	15,150,558	88,479,262	16,484,298	87,861,308
Shares redeemed	(20,154,201)	(111,428,144)	(32,215,615)	(189,409,914)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,651,904	$137,847,223	28,744,150	$158,849,304

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	35,822,962	$210,046,215	58,865,278	$360,948,207
Shares issued to shareholders in payment of distributions declared	77,172,113	471,521,082	92,419,315	510,154,600
Shares redeemed	(42,898,403)	(249,165,691)	(91,317,132)	(558,539,388)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	70,096,672	$432,401,606	59,967,461	$312,563,419
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	159,444,174	$974,106,456	145,272,556	$769,493,718

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2008, redemption fees of $303,026 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $9,975,670,670. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,092,632,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,097,310,532 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,678,424.

At October 31, 2007, the Fund had a capital loss carryforward of $15,557,130 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of the tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $6,591,269 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $62,237,549.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $117,024 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $9,805,613 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $6,903,648 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $306,451 in sales charges from the sale of Class A Shares. FSC also retained $417 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,136 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,546 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $191,085 of shareholder services fees. For the six months ended April 30, 2008, FSSC received $3,424,736 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $11,341 under these arrangements.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2008, the Fund had total commitments to limited partnerships and limited liability companies of $45,273,400; of this amount, $42,678,636 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $2,594,764.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2008, were as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Access Integrated Technology, Inc., Class A	--	2,000,000	--	2,000,000	$ 5,920,000	$ --
Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	55,743,900	1,317,567
Anadys Pharmaceuticals, Inc.	2,000,000	--	--	2,000,000	4,160,000	--
Arena Pharmaceuticals, Inc.	--	5,000,000	--	5,000,000	27,950,000	--
Aspect Medical Systems, Inc.	--	2,000,000	--	2,000,000	13,360,000	--
Avigen, Inc.	3,000,000	--	--	3,000,000	8,970,000	--
Ceragon Networks, Ltd.	--	2,008,100	--	2,008,100	16,386,096	--
Compugroup Holding AG	--	2,899,700	--	2,899,700	44,389,901	--
Conceptus, Inc.	600,000	--	--	600,000	10,812,000	--
Conceptus, Inc.	3,634,700	--	--	3,634,700	65,497,294	--
Conceptus, Inc.	714,286	--	--	714,286	12,871,434	--
CoStar Group, Inc.	1,350,000	--	85,400	1,264,600	60,637,570	--
Dolan Media Co.	1,837,400	--	337,000	1,500,400	26,016,936	--
Dresser-Rand Group, Inc.	7,746,600	--	--	7,746,600	283,293,162	--
Dyax Corp.	4,774,300	1,725,700	--	6,500,000	26,065,000	--
Dynavax Technologies Corp.	7,159,400	--	--	7,159,400	13,960,830	--
Endologix, Inc.	4,046,250	--	--	4,046,250	10,924,875	--
Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Epigenomics AG	--	5,081,706	--	5,081,706	$ 13,920,992	$ --
Favrille, Inc.	2,948,000	1,736,731	--	4,684,731	7,214,486	--
HireRight, Inc.	803,900	--	--	803,900	7,243,139	--
Insulet Corp.	--	2,175,833	--	2,175,833	39,839,502	--
Kosan Biosciences, Inc.	3,892,300	--	1,007,500	2,884,800	4,788,768	--
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	--	12,156,700	--	12,156,700	41,321,956	--
Magma Design Automation	3,725,000	--	--	3,725,000	34,754,250	--
MBF Healthcare Acquisition Corp.	1,852,200	--	--	1,852,200	14,808,339	--
Monogram Biosciences, Inc.	23,198,600	--	--	23,198,600	25,518,460	--
MSCI, Inc., Class A	--	3,000,000	--	3,000,000	93,060,000	--
Neurocrine Biosciences, Inc.	4,381,825	--	--	4,381,825	23,793,310	--
NuCo2, Inc.	1,265,600	--	--	1,265,600	35,006,496	--
Online Resources Corp.	530,000	433,167	433,167	530,000	5,358,300	--
Progenics Pharmaceuticals, Inc.	--	3,345,800	771,011	2,574,789	34,682,408	--
Solera Holdings, Inc.	4,952,157	--	--	4,952,157	127,815,172	--
TNS, Inc.	1,523,200	--	--	1,523,200	35,033,600	--
World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	--	--
TOTAL OF AFFILIATED COMPANIES	87,519,056	43,563,437	2,634,078	128,448,415	$1,231,118,176	$1,317,567

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $1,353,950. Transactions with affiliated holdings during the six months ended April 30, 2008, were as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	813,052,899	3,946,977,615	1,118,149,005	3,641,881,509	$3,641,881,509	$27,318,145
Prime Value Obligations Fund, Institutional Shares	809,744,929	15,833,127	324,109,350	501,468,706	501,468,706	15,801,804
TOTAL OF AFFILIATED HOLDINGS	1,622,797,828	3,962,810,742	1,442,258,355	4,143,350,215	$4,143,350,215	$43,119,949

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$2,279,291,191
Sales	$3,217,512,564

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	49.3%
India	11.2%
Brazil	3.3%
Bermuda	3.1%
Canada	1.8%
Switzerland	1.4%
Japan	0.9%
Cayman Islands	0.8%
Hong Kong	0.7%
United Kingdom	0.6%
Germany, Federal Republic of	0.6%
Ireland	0.4%
France	0.3%
British Virgin Islands	0.3%
China	0.3%
Mexico	0.3%
Philippines	0.2%
Poland	0.2%
Singapore	0.2%
Republic of Korea	0.2%
Indonesia	0.2%
Israel	0.2%
Italy	0.1%
Thailand	0.0% [1]
Belgium	0.0% [1]

1 Represents less than 0.1%.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$7.03
Income From Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.73)
TOTAL FROM INVESTMENT OPERATIONS	(0.74)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.63)
Net Asset Value, End of Period	$5.66
Total Return [2]	(11.21)%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]
Net investment income (loss)	(0.58	)% [4]
Expense waiver/reimbursement [6]	0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,765,453
Portfolio turnover	27%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser which had an impact of 0.21% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.95% and 1.95% after taking into account these expense reductions for the six month period ended April 30, 2008, and for the year ended October 31, 2007, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006		2005		2004		2003
$6.08		$5.52		$5.11		$4.90		$3.54

(0.04	) [1]	(0.06	) [1]	(0.05	) [1]	(0.06	) [1]	(0.06	) [1]
1.73		0.95		0.75		0.31		1.42
1.69		0.89		0.70		0.25		1.36

(0.74)		(0.33)		(0.29)		(0.04)		--
$7.03		$6.08		$5.52		$5.11		$4.90
31.07%		16.85%		14.25%		5.24	% [3]	38.42%

1.95	% [5]	1.95%		1.95%		1.95%		1.95%
(0.63)%		(0.99)%		(1.01)%		(1.29)%		(1.46)%
0.48%		0.46%		0.45%		0.47%		0.52%

$5,432,110		$4,330,877		$3,856,427		$3,534,720		$3,494,765
49%		64%		71%		73%		72%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$887.90	$9.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.17	$9.77

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	16.4%
Industrials	14.7%
Financials	13.9%
Information Technology	12.9%
Consumer Discretionary	4.6%
Energy	4.2%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	2.1%
Consumer Staples	1.3%
Securities Lending Collateral [2]	14.9%
Cash Equivalents [3]	25.1%
Other Assets and Liabilities--Net [4]	(16.6)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--75.2%
		Consumer Discretionary--4.6%
29,640,000	[1]	A-Max Holdings Ltd.	$2,952,643
1,285,000	[1,4]	ATA, Inc., ADR	13,710,950
424,300	[1,2,3]	B2W Companhia Global Do Varejo, GDR	28,131,090
3,351,300		Belle International Holdings	3,573,694
5,312,900		Bharat Forge Ltd.	38,469,740
986,295	[1,4]	Central European Media Enterprises Ltd., Class A	104,566,996
116,900	[1]	Cheesecake Factory, Inc.	2,645,447
6,300,800	[1]	China Dongxiang Group Co.	2,759,604
252,900	[1,4]	ChinaEdu Corp., ADR	1,770,300
2,954,800	[1]	Cia Hering	18,131,970
330,900	[1,4]	Clear Channel Outdoor Holdings, Inc., Class A	6,293,718
2,938,500	[1]	Clear Media Ltd.	2,516,592
1,521,600	[1]	Construtora Tenda SA	8,147,178
1,500,400	[1,5]	Dolan Media Co.	26,016,936
49,900	[1]	Educomp Solutions Ltd.	4,912,687
189,549	[1,4]	Focus Media Holding Ltd., ADR	6,992,463
1,000,000	[1,2,3]	Hydrogen Corp.	1,960,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	0
800,000	[1,4]	Iconix Brand Group, Inc.	12,736,000
895,900		Kangwon Land, Inc.	18,720,511
300,000	[1,4]	Kohl's Corp.	14,655,000
360,000	[1,4]	Lamar Advertising Co.	14,234,400
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	41,321,956
200,000	[1,4]	Lululemon Athletica, Inc.	6,194,000
403,100	[1]	Maruti Suzuki India Ltd.	7,397,383
1,047,600		National CineMedia, Inc.	20,072,016
350,000	[1]	O'Reilly Automotive, Inc.	10,104,500
1,226,500		Parkson Retail Group Ltd.	11,570,987
3,537,200	[1,2,3,4]	Piaggio & C. SpA	7,929,021
885,200	[1]	SEB - Sistema Educacional Brasileiro SA	12,088,822
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Consumer Discretionary--continued
2,285,700		TVN SA	$23,395,624
24,100	[1]	VisionChina Media, Inc., ADR	355,475
100,000		WABCO Holdings, Inc.	4,776,000
		TOTAL	479,103,703
		Consumer Staples--1.3%
1,000,000		CVS Caremark Corp.	40,370,000
3,675,700	[1]	China Flavors & Fragrances Co. Ltd.	1,283,963
5,873,000	[1]	Hypermarcas SA	54,765,672
1,800,400		ITC Ltd.	9,754,238
500,000	[1]	Philip Morris International, Inc.	25,515,000
631,952		Radico Khaitan Ltd.	1,717,726
		TOTAL	133,406,599
		Energy--4.2%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	44,882,440
7,746,600	[1,4,5]	Dresser-Rand Group, Inc.	283,293,162
74,200		Range Resources Corp.	4,925,396
711,505		Reliance Industries Ltd.	45,720,569
2,000,000	[4]	Spectra Energy Corp.	49,400,000
		TOTAL	428,221,567
		Financials--13.3%
2,344,135		3i Group PLC	39,804,745
132,600	[1,4]	Alleghany Corp.	45,680,700
5,969,300	[1,2,3]	Bolsa de Mercadorias e Futuros	59,613,994
2,330,900	[1]	Bovespa Holding SA	34,917,224
58,700	[1]	Brasil Brokers Participacoes	51,206,233
2,895,100	[4]	Brookfield Asset Management, Inc., Class A	94,727,672
1,009,500		CIT Group, Inc.	10,993,455
350,000	[1]	CNinsure, Inc., ADR	4,917,500
1,000,000		Calamos Asset Management, Inc.	17,950,000
26,531,400		China Properties Group Ltd.	12,935,655
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--continued
2,965,000		Citigroup, Inc.	$74,925,550
7,192,848	[1]	DLF Ltd.	124,584,373
252,100		DuPont Fabros Technology, Inc.	4,537,800
1	[1,2]	FA Private Equity Fund IV LP	785,438
1	[2]	Greenfield Technology Venture Fund	607
3,587,300		Housing Development Finance Corp. Ltd.	246,965,874
2,678,600		ICICI Bank Ltd.	58,074,651
1,368,500	[4]	ICICI Bank Ltd., ADR	61,021,415
1	[2]	Incuvest LLC	0
1	[1,2]	Infrastructure Fund	22,787
3,300,000		Loews Corp.	138,963,000
1,852,200	[1,5]	MBF Healthcare Acquisition Corp.	14,808,339
134,800	[1]	Markel Corp.	58,557,120
1	[2]	Peachtree Leadscope LLC	0
1	[1,2]	Peachtree Leadscope LLC	3,250,000
2,300,000	[1,4]	Philadelphia Consolidated Holding Corp.	84,824,000
1,620,400	[4]	Power Corp. of Canada	56,829,042
2,504,100		Power Finance Corp.	10,034,770
177,045	[1]	RHJ International	2,306,755
597,000	[1,4]	Riskmetrics Group, Inc.	10,537,050
1	[2]	Rocket Ventures II	74,069
668,297		SEI Investments Co.	15,551,271
4,942,900		Shun Tak Hldgs	6,614,721
1,977,200	[1]	Sino-Ocean Land Holdings Ltd.	1,623,691
63,000	[1]	Trisul SA	310,793
698,800		Unitech Ltd.	5,322,818
11,736,100	[1,2,3]	Yanlord Land Group Ltd.	20,339,893
		TOTAL	1,373,613,005
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--15.8%
200,000	[1]	Abaxis, Inc.	$5,096,000
1,171,205	[1]	Accelrys, Inc.	6,593,884
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	3,282,353
3,000,000	[1,4]	Alkermes, Inc.	37,290,000
2,000,008	[4]	Allergan, Inc.	112,740,451
600,000	[1,4]	Alnylam Pharmaceuticals, Inc.	15,048,000
2,000,000	[1,4,5]	Anadys Pharmaceuticals, Inc.	4,160,000
248,600	[1]	Animal Health International, Inc.	2,185,194
1	[2]	Apollo Investment Fund V	8,403,427
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,2]	Ardais Corp., Warrants 4/14/2009	0
5,000,000	[1,4,5]	Arena Pharmaceuticals, Inc.	27,950,000
2,000,000	[1,4,5]	Aspect Medical Systems, Inc.	13,360,000
129,300	[1,4]	AspenBio Pharma, Inc.	549,525
16,400	[1,4]	Athenahealth, Inc.	410,000
1,900,000	[1,4]	Auxilium Pharmaceutical, Inc.	58,425,000
445,300	[1,2,3]	Avalon Pharmaceuticals, Inc.	877,241
628,500	[1]	Avalon Pharmaceuticals, Inc.	1,238,145
157,125	[1]	Avalon Pharmaceuticals, Inc., Warrants 5/24/2012	91,121
167,800		Aventis Pharma Ltd.	3,425,543
558,660	[1,2]	Avigen, Inc.	1,670,393
3,000,000	[1,5]	Avigen, Inc.	8,970,000
1,450,000	[1,4]	BioMarin Pharmaceutical, Inc.	52,867,000
448,900	[1]	CardioNet, Inc.	10,369,590
185,980	[1]	Chindex International, Inc.	4,556,510
342,679	[1]	Chindex International, Inc.	8,395,635
714,286	[1,2,5]	Conceptus, Inc.	12,871,434
625,000	[2]	Conceptus, Inc.	11,262,500
600,000	[1,2,3,5]	Conceptus, Inc.	10,812,000
3,634,700	[1,4,5]	Conceptus, Inc.	65,497,294
500,000	[1,2]	Cortek, Inc.	0
1,022,800	[1]	CryoCath Technologies, Inc.	4,214,696
2,000,000	[1,4]	Cubist Pharmaceuticals, Inc.	38,720,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	$6,300,000
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	319,200
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	1,855,512
1,500,000	[1,4]	Cytokinetics, Inc.	5,175,000
1	[2]	Denovo Ventures LLP	5,191,751
126,065	[1,2]	Dexcom, Inc. Restricted	970,701
1,363,000		Dishman Pharmaceuticals & Chemicals Ltd.	10,761,523
489,500	[1,4]	Durect Corp.	2,222,330
6,500,000	[1,5]	Dyax Corp.	26,065,000
7,159,400	[1,4,5]	Dynavax Technologies Corp.	13,960,830
250,000	[1]	Endo Pharmaceuticals Holdings, Inc.	6,207,500
600,000	[1]	Endologix, Inc.	1,620,000
1,250,000	[1,2]	Endologix, Inc.	3,375,000
3,555,556	[1]	Endologix, Inc.	9,600,001
4,046,250	[1,2,5]	Endologix, Inc.	10,924,875
5,081,706	[1,5]	Epigenomics AG	13,920,992
4,684,731	[1,4,5]	Favrille, Inc.	7,214,486
1,317,490	[1]	Favrille, Inc.	2,028,935
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	141,694
1,042,038	[1]	Favrille, Inc., Warrants 11/7/2012	330,034
750,000	[1,4]	GTX, Inc.	12,787,500
253,000		GlaxoSmithkline Pharmaceuticals Ltd.	6,775,232
410,000		Glenmark Pharmaceuticals Ltd.	6,839,195
197,700	[1]	IPC The Hospitalist Co., Inc.	4,640,019
2,166,351	[1,4]	Illumina, Inc.	168,737,079
1,916,900	[1,4]	Incyte Genomics, Inc.	20,798,365
2,175,833	[1,4,5]	Insulet Corp.	39,839,502
1,045,895	[1,2,3]	Insulet Corp.	19,150,337
1,999,223	[1,4]	Isis Pharmaceuticals, Inc.	23,550,847
4,705,882	[1,2]	Isis Pharmaceuticals, Inc.	55,435,290
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	8,797,336
2,884,800	[1,5]	Kosan Biosciences, Inc.	4,788,768
1	[2]	Latin Healthcare Fund	1,531,018
83,700	[1]	Masimo Corp.	2,439,855
1,639,100	[1]	Medicines Co.	32,372,225
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,000,000		Merck & Co., Inc.	$76,080,000
1,687,149	[1,2,3]	Metabasis Therapeutics, Inc.	4,201,001
2,559,000	[1]	Metabasis Therapeutics, Inc.	6,960,480
436,200	[1]	Metabasis Therapeutics, Inc.	1,186,464
416,580	[1]	Metabasis Therapeutics, Inc., Warrants 4/13/2013	896,809
1,754,500	[1,4]	Momenta Pharmaceuticals, Inc.	24,527,910
23,198,600	[1,4,5]	Monogram Biosciences, Inc.	25,518,460
2,271,700	[1,4]	Mylan Laboratories, Inc.	29,918,289
4,381,825	[1,4,5]	Neurocrine Biosciences, Inc.	23,793,310
96,459	[1,2,3]	Newron Pharmaceuticals SpA	2,979,554
1,806,200	[1]	OSI Pharmaceuticals, Inc.	62,584,830
685,632	[1,4]	Pain Therapeutics, Inc.	4,758,286
1	[2]	Peachtree Velquest	0
1,335,100	[1]	Pharmacopeia, Inc.	4,472,585
222,650	[1]	Pharmacopeia, Inc., Warrants 4/19/2011	201,349
2,176,800		Piramal Healthcare	18,571,891
86,820	[1]	Piramal Life Sciences Ltd.	860,271
64,200	[1,4]	Power Medical Interventions, Inc.	411,522
2,574,789	[1,5]	Progenics Pharmaceuticals, Inc.	34,682,408
1,258,600	[1,4]	Protalix Biotherapeutics, Inc.	3,448,564
800,000	[1]	Regeneron Pharmaceuticals, Inc.	15,696,000
1,000,000	[1]	Repligen Corp.	5,550,000
1,000,000	[1]	SXC Health Solutions Corp.	15,540,000
458,965	[1]	Sanarus Medical, Inc., Warrants	0
820,371	[1]	Seattle Genetics, Inc.	8,334,969
274	[1]	Soteira, Inc.	342
400,200		Sun Pharmaceutical Industries Ltd.	14,572,873
254,700	[1]	Thermage, Inc.	812,493
1,000,000	[1]	Third Wave Technologies, Inc.	8,820,000
101,200	[1]	VCA Antech, Inc.	3,275,844
4,211,677	[1]	Vasogen, Inc., Warrants 11/8/2011	56,500
1,947,200	[1,4]	Vical, Inc.	6,854,144
8,800,000	[1,4]	Warner Chilcott Ltd., Class A	151,448,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
1,410,138	[1,5]	World Heart Corp., Warrants 9/22/2008	$0
267,200	[1,4]	WuXi PharmaTech Cayman, Inc., ADR	4,927,168
		TOTAL	1,629,943,184
		Industrials--14.7%
540,000	[1]	Aecom Technology Corp.	14,828,400
841,100	[1,2,3]	Allen-Vanguard Corp.	3,248,812
2,271,400		Asea Brown Boveri Ltd.	64,038,736
2,033,500		Bharat Heavy Electricals Ltd.	95,864,365
1,451,800	[4]	CLARCOR, Inc.	60,917,528
17,919,300		China Metal International Ho	3,839,317
73,192		Cintas Corp.	2,167,215
1,264,600	[1,4,5]	CoStar Group, Inc.	60,637,570
874,200	[1,4]	Copart, Inc.	35,728,554
2,547,773		Crompton Greaves Ltd.	15,621,349
395,400		Eaton Corp.	34,731,936
1,593,320		Energysolutions, Inc.	34,814,042
900,000	[4]	Expeditors International Washington, Inc.	41,931,000
950,000	[1,4]	First Solar, Inc.	277,390,500
450,000	[4]	Forward Air Corp.	15,340,500
900,000	[1,4]	IHS, Inc., Class A	59,445,000
550,000	[1]	Innovative Solutions and Support, Inc.	5,087,500
500,000	[1]	Interline Brands, Inc.	9,675,000
1,032,300	[1,4]	Kansas City Southern Industries, Inc.	46,536,084
1,000,000	[4]	Kuehne & Nagel International AG	107,002,336
720,000		Landstar System, Inc.	37,411,200
700,000	[4]	Macquarie Infrastructure Co. LL	20,720,000
4,543,864		Max India Ltd.	17,821,257
2,601,500	[1,2,3]	Nagarjuna Construction Co. Ltd., GDR	13,579,830
1,265,600	[1,4,5]	NuCo2, Inc.	35,006,496
338,400		Panalpina Welttransport Holding AG	42,753,019
850,000		Precision Castparts Corp.	99,926,000
250,000	[1]	Quanta Services, Inc.	6,635,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
1,000,000	[4]	Rockwell Collins	$63,110,000
1,430,900	[1,4]	Ryanair Holdings PLC, ADR	38,791,699
536,500	[4]	Simpson Manufacturing Co., Inc.	14,158,235
2,548,400	[1,4]	Spirit Aerosystems Holdings, Inc., Class A	74,336,828
500,000	[1]	TeleTech Holdings, Inc.	11,465,000
464,470	[1]	TransDigm Group, Inc.	17,635,926
838,000	[4]	Trinity Industries, Inc.	25,475,200
780,900		UTI Worldwide, Inc.	17,164,182
		TOTAL	1,524,835,616
		Information Technology--12.7%
2,000,000	[1,5]	Access Integrated Technology, Inc., Class A	5,920,000
500,000	[1]	Amdocs Ltd.	15,690,000
862,800	[1,4]	Anadigics, Inc.	9,628,848
1,029,300	[1]	Blackboard, Inc.	35,552,022
1,400,000	[1,4]	CSR PLC	10,901,688
2,008,100	[1,5]	Ceragon Networks Ltd.	16,386,096
2,899,700	[5]	Compugroup Holding AG	44,389,901
3,000,000	[1]	Comverse Technology, Inc.	52,350,000
400,000	[1,4]	DST Systems, Inc.	23,936,000
416,700	[1]	Eagle Test Systems, Inc.	5,029,569
1,059,322	[2]	Expand Networks Ltd.	0
803,900	[1,4,5]	HireRight, Inc.	7,243,139
750,000	[1,4]	Iron Mountain, Inc.	20,602,500
3,697,114	[1]	MEMC Electronic Materials, Inc.	232,807,269
3,000,000	[1,5]	MSCI, Inc., Class A	93,060,000
3,725,000	[1,5]	Magma Design Automation	34,754,250
487,500	[4]	Mastercard, Inc.	135,603,000
2,340,000	[1]	Microsemi Corp.	57,330,000
2,200,000	[1]	NIC, Inc.	14,256,000
175,000		Nintendo Corp. Ltd.	96,984,955
4,700,000	[1,4]	ON Semiconductor Corp.	35,109,000
314,863	[1]	OnMobile Global Ltd.	5,292,962
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
530,000	[1,2,3,5]	Online Resources Corp.	$5,358,300
566,833	[1]	Online Resources Corp.	5,730,682
1,350,000	[1,4]	Oracle Corp.	28,147,500
1,000,000	[1]	Parametric Technology Corp.	17,430,000
1	[2]	Peachtree Open Networks	0
84,158	[1]	RADWARE Ltd.	832,323
857,200	[1]	Redecard SA	16,708,747
417,200	[1,2,3]	Redecard SA, GDR	16,262,456
849,800	[1,4]	Renesola Ltd., ADR	14,234,150
225,600	[1]	SI International, Inc.	5,175,264
3,751,199	[2]	Sensable Technologies, Inc.	0
1	[2]	Sensable Technologies, Inc.	100,280
4,952,157	[1,5]	Solera Holdings, Inc.	127,815,172
1,523,200	[1,5]	TNS, Inc.	35,033,600
1,833,800	[1]	Telecity Group PLC	8,574,299
1,440,000	[1]	ValueClick, Inc.	28,728,000
56,600	[1,4]	Veraz Networks, Inc.	145,462
350,000	[1,4]	WebMD Health Corp., Class A	10,972,500
1,250,000	[1,4]	eBay, Inc.	39,112,500
		TOTAL	1,313,188,434
		Materials--2.1%
999,999	[4]	Cemex S.A. de C.V., ADR	27,649,972
100,000	[4]	Eagle Materials, Inc.	3,628,000
19,698,800	[1]	Huabao International Holdings Ltd.	17,703,946
600,000	[1,4]	Intrepid Potash, Inc.	28,494,000
1,151,400		Jubilant Organosys Ltd.	10,491,494
29,765,900	[1]	Lee & Man Paper Manufacturing Ltd.	55,437,843
7,502,100		Luks Group (Vietnam Holdings) Co. Ltd.	6,948,908
31,055,000		Nine Dragons Paper Holdings Ltd.	33,203,835
39,188,000		Sinofert Holdings Ltd.	29,947,358
15,951,000	[1]	TPI Polene Co. Ltd.	3,546,343
		TOTAL	217,051,699
		Telecommunication Services--3.2%
7,973,500	[1]	Bharti Airtel Ltd.	176,733,766
1,450,000		NTELOS Holdings Corp.	37,526,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--continued
580,000	[1,4]	Neuf Cegetel	$32,469,429
2,300,000	[1]	PAETEC Holding Corp.	17,733,000
4,041,700		PT Telekomunikasi Indonesia	3,895,110
371,700		PT Telekomunikasi Indonesia, Class CS, ADR	14,429,394
2,550,000	[1,4]	Time Warner Telecom, Inc.	49,980,000
		TOTAL	332,766,699
		Utilities--3.3%
2,470,638	[1,4]	American Water Works Co., Inc.	52,056,343
231,930	[1]	BF Utilities Ltd.	10,924,868
115,804		Brookfield Infrastructure Partners LP	2,301,025
742,382	[1]	Cascal NV	8,997,670
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	8,501,256
200,000	[4]	Consolidated Water Co.	4,740,000
1,763,800	[4]	Dominion Resources, Inc.	76,531,282
1,234,500	[4]	ITC Holdings Corp.	68,860,410
7,098,000		NTPC Ltd.	34,424,814
500,000	[4]	Northeast Utilities Co.	13,160,000
199,068,100	[1]	PNOC Energy Development Corp.	24,529,475
12,703,921	[1]	Power Grid Corp. of India Ltd.	32,985,505
2,209,767	[1]	Rural Electrification Corp. Ltd.	6,667,753
		TOTAL	344,680,401
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,658,530,625)	7,776,810,907
		PREFERRED STOCKS--1.0%
		Financials--0.6%
173,200	[5]	Alleghany Corp., Conv. Pfd., $14.62 Annual Dividend	55,743,900
		Health Care--0.4%
1,694,915	[2]	Ardais Corp., Conv. Pfd.	0
790,960	[2]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[2]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[2]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	39,149,880
1,058,043	[2]	Sanarus Medical, Inc., Pfd., Series A	0
Shares, Units Held or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--continued
1,448,436	[2]	Sanarus Medical, Inc., Pfd., Series B	$0
4,456,271	[2]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	44,487,744
		Information Technology--0.0%
679,348	[2]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,285,187)	100,231,644
		CORPORATE BONDS--0.4%
		Health Care--0.2%
$1		Ardais Corp. Conv. Bond	57,348
19,800,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	21,143,826
		TOTAL	21,201,174
		Information Technology--0.2%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	22,030,773
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,036,259)	43,231,947
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp. Conv. Bond	57,348
2,087,000	[2,3]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	834,800
		TOTAL	892,148
		Information Technology--0.0%
3,950,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	3,785,917
		TOTAL CORPORATE NOTES (IDENTIFIED COST $6,468,384)	4,678,065
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--40.0%
3,641,881,509	[5,6,7]	Government Obligations Fund, Institutional Shares, 2.21%	$3,641,881,509
501,468,706	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.90%	501,468,706
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	4,143,350,215
		TOTAL INVESTMENTS--116.6% (IDENTIFIED COST $9,975,670,670) [8]	12,068,302,778
		OTHER ASSETS AND LIABILITIES - NET--(16.6)% [9]	(1,721,900,254)
		TOTAL NET ASSETS--100%	$10,346,402,524

At April 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contract Purchased:
5/2/2008	82,057,725 Brazilian Real	$48,198,370	$49,366,938	$1,168,568
5/2/2008	329,206 Brazilian Real	$ 193,366	$ 198,054	$ 4,688
Contract Sold:
5/2/2008	137,995 Swiss Francs	$ 132,777	$ 133,180	$ (403)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,172,853

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $354,322,498, which represented 3.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $238,452,928, which represented 2.3% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated company. At April 30, 2008, these securities amounted to $5,374,468,391 which represents 51.9% of total net assets.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $5,374,468,391 of investments in affiliated issuers (Note 5) and $1,489,799,987 of securities loaned (identified cost $9,975,670,670)		$12,068,302,778
Cash		640,690
Cash denominated in foreign currencies (identified cost $16,667,200)		16,661,018
Income receivable		4,452,235
Receivable for investments sold		44,051,205
Receivable for shares sold		10,786,767
Receivable for foreign exchange contracts		1,173,256
Receivable for escrow due		746,281
Other assets		11,200,000
TOTAL ASSETS		12,158,014,230
Liabilities:
Payable for investments purchased	$234,039,897
Payable for shares redeemed	12,926,748
Payable for collateral due to broker for securities loaned	1,538,420,844
Payable for limited partnership commitments	2,500,000
Payable for foreign exchange contracts	403
Payable for distribution services fee (Note 5)	2,337,996
Payable for shareholder services fee (Note 5)	5,239,791
Accrued expenses	16,146,027
TOTAL LIABILITIES		1,811,611,706
Net assets for 1,848,405,555 shares outstanding		$10,346,402,524
Net Assets Consist of:
Paid-in capital		$7,783,428,895
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,097,310,532
Accumulated net realized gain on investments, options and foreign currency transactions		574,932,357
Accumulated net investment income (loss)		(109,269,260)
TOTAL NET ASSETS		$10,346,402,524

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,355,276,883 ÷ 593,400,944 shares outstanding), no par value, unlimited shares authorized	$5.65
Offering price per share (100/94.50 of $5.65) [1]	$5.98
Redemption proceeds per share	$5.65
Class B Shares:
Net asset value per share ($1,102,652,602 ÷ 204,463,499 shares outstanding), no par value, unlimited shares authorized	$5.39
Offering price per share	$5.39
Redemption proceeds per share (94.50/100 of $5.39) [1]	$5.09
Class C Shares:
Net asset value per share ($1,123,019,993 ÷ 208,233,332 shares outstanding), no par value, unlimited shares authorized	$5.39
Offering price per share	$5.39
Redemption proceeds per share (99.00/100 of $5.39) [1]	$5.34
Class K Shares:
Net asset value per share ($4,765,453,046 ÷ 842,307,780 shares outstanding), no par value, unlimited shares authorized	$5.66
Offering price per share	$5.66
Redemption proceeds per share (99.80/100 of $5.66) [1]	$5.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $44,437,516 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,361,445)		$67,908,867
Interest (including income on securities loaned of $3,724,950)		4,796,810
TOTAL INCOME		72,705,677
Expenses:
Investment adviser fee (Note 5)	$75,479,581
Administrative personnel and services fee (Note 5)	4,152,362
Custodian fees	2,834,816
Transfer and dividend disbursing agent fees and expenses--Class A Shares	2,001,744
Transfer and dividend disbursing agent fees and expenses--Class B Shares	695,645
Transfer and dividend disbursing agent fees and expenses--Class C Shares	671,212
Transfer and dividend disbursing agent fees and expenses--Class K Shares	3,088,772
Directors'/Trustees' fees	47,358
Auditing fees	16,665
Legal fees	8,003
Portfolio accounting fees	110,833
Distribution services fee--Class A Shares (Note 5)	4,236,202
Distribution services fee--Class B Shares (Note 5)	4,428,694
Distribution services fee--Class C Shares (Note 5)	4,260,968
Distribution services fee--Class K Shares (Note 5)	12,218,552
Shareholder services fee--Class A Shares (Note 5)	3,980,537
Shareholder services fee--Class B Shares (Note 5)	1,476,231
Shareholder services fee--Class C Shares (Note 5)	1,406,869
Shareholder services fee--Class K Shares (Note 5)	6,032,564
Account administration fee--Class A Shares	21,486
Account administration fee--Class C Shares	2,069
Account administration fee--Class K Shares	1,599
Share registration costs	70,536
Printing and postage	492,321
Insurance premiums	21,473
Miscellaneous	66,717
TOTAL EXPENSES	127,823,809

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,945,219)
Waiver of administrative personnel and services fee	(117,024)
Waiver of distribution services fee--Class A Shares	(1,342,334)
Waiver of distribution services fee--Class C Shares	(182,521)
Waiver of distribution services fee--Class K Shares	(8,280,758)
Reimbursement of shareholder services fee--Class B Shares	(191,085)
Fees paid indirectly for directed brokerage arrangements	(11,341)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(18,070,282)
Net expenses			$109,753,527
Net investment income (loss)			(37,047,850)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(8,296,578) on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $13,271,499)			600,092,741
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,901,223,162)
Net realized and unrealized loss on investments and foreign currency transactions			(1,301,130,421)
Change in net assets resulting from operations			$(1,338,178,271)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(37,047,850)	$(77,609,535)
Net realized gain on investments, options and foreign currency transactions	600,092,741	1,097,683,529
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,901,223,162)	1,798,994,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,338,178,271)	2,819,068,526
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(333,613,183)	(349,173,925)
Class B Shares	(126,008,696)	(147,431,794)
Class C Shares	(115,952,763)	(114,870,712)
Class K Shares	(485,699,629)	(523,799,089)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,061,274,271)	(1,135,275,520)
Share Transactions:
Proceeds from sale of shares	925,479,904	1,524,877,108
Net asset value of shares issued to shareholders in payment of distributions declared	965,376,788	1,040,150,098
Cost of shares redeemed	(916,750,236)	(1,795,533,488)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	974,106,456	769,493,718
Change in net assets	(1,425,346,086)	2,453,286,724
Net Assets:
Beginning of period	11,771,748,610	9,318,461,886
End of period (including accumulated net investment income (loss) of $(109,269,260) and $(72,221,410), respectively)	$10,346,402,524	$11,771,748,610

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2008, the Fund had no realized gain/loss on written options.

At April 30, 2008, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,489,799,987	$1,538,420,844

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ --
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Denovo Ventures I LP	3/9/2000	3,132,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003 - 4/25/2007	18,017,354
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	580,660
Greenfield Technology Venture Fund	6/15/1998	75,504
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	410,088
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	--
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	903,543
Peachtree Velquest	9/14/2000	494,382
Rocket Ventures II	7/20/1999	10,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999 - 11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,680,615	$510,859,557	133,167,878	$813,950,052
Shares issued to shareholders in payment of distributions declared	47,414,403	289,227,861	55,509,537	306,412,650
Shares redeemed	(72,100,176)	(417,970,436)	(132,768,963)	(811,676,843)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	62,994,842	$382,116,982	55,908,452	$308,685,859

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,832,156	$43,778,027	15,299,209	$89,580,939
Shares issued to shareholders in payment of distributions declared	19,888,456	116,148,583	25,463,704	135,721,540
Shares redeemed	(25,019,856)	(138,185,965)	(40,110,420)	(235,907,343)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,700,756	$21,740,645	652,493	$(10,604,864)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	28,655,547	$160,796,105	44,475,467	$260,397,910
Shares issued to shareholders in payment of distributions declared	15,150,558	88,479,262	16,484,298	87,861,308
Shares redeemed	(20,154,201)	(111,428,144)	(32,215,615)	(189,409,914)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,651,904	$137,847,223	28,744,150	$158,849,304

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	35,822,962	$210,046,215	58,865,278	$360,948,207
Shares issued to shareholders in payment of distributions declared	77,172,113	471,521,082	92,419,315	510,154,600
Shares redeemed	(42,898,403)	(249,165,691)	(91,317,132)	(558,539,388)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	70,096,672	$432,401,606	59,967,461	$312,563,419
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	159,444,174	$974,106,456	145,272,556	$769,493,718

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2008, redemption fees of $303,026 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $9,975,670,670. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,092,632,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,097,310,532 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,678,424.

At October 31, 2007, the Fund had a capital loss carryforward of $15,557,130 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of the tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $6,591,269 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $62,237,549.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $117,024 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $9,805,613 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $6,903,648 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $306,451 in sales charges from the sale of Class A Shares. FSC also retained $417 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,136 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,546 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $191,085 of shareholder services fees. For the six months ended April 30, 2008, FSSC received $3,424,736 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $11,341 under these arrangements.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2008, the Fund had total commitments to limited partnerships and limited liability companies of $45,273,400; of this amount, $42,678,636 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $2,594,764.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2008, were as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Access Integrated Technology, Inc., Class A	--	2,000,000	--	2,000,000	$ 5,920,000	$ --
Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	55,743,900	1,317,567
Anadys Pharmaceuticals, Inc.	2,000,000	--	--	2,000,000	4,160,000	--
Arena Pharmaceuticals, Inc.	--	5,000,000	--	5,000,000	27,950,000	--
Aspect Medical Systems, Inc.	--	2,000,000	--	2,000,000	13,360,000	--
Avigen, Inc.	3,000,000	--	--	3,000,000	8,970,000	--
Ceragon Networks, Ltd.	--	2,008,100	--	2,008,100	16,386,096	--
Compugroup Holding AG	--	2,899,700	--	2,899,700	44,389,901	--
Conceptus, Inc.	600,000	--	--	600,000	10,812,000	--
Conceptus, Inc.	3,634,700	--	--	3,634,700	65,497,294	--
Conceptus, Inc.	714,286	--	--	714,286	12,871,434	--
CoStar Group, Inc.	1,350,000	--	85,400	1,264,600	60,637,570	--
Dolan Media Co.	1,837,400	--	337,000	1,500,400	26,016,936	--
Dresser-Rand Group, Inc.	7,746,600	--	--	7,746,600	283,293,162	--
Dyax Corp.	4,774,300	1,725,700	--	6,500,000	26,065,000	--
Dynavax Technologies Corp.	7,159,400	--	--	7,159,400	13,960,830	--
Endologix, Inc.	4,046,250	--	--	4,046,250	10,924,875	--
Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Epigenomics AG	--	5,081,706	--	5,081,706	$ 13,920,992	$ --
Favrille, Inc.	2,948,000	1,736,731	--	4,684,731	7,214,486	--
HireRight, Inc.	803,900	--	--	803,900	7,243,139	--
Insulet Corp.	--	2,175,833	--	2,175,833	39,839,502	--
Kosan Biosciences, Inc.	3,892,300	--	1,007,500	2,884,800	4,788,768	--
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	--	12,156,700	--	12,156,700	41,321,956	--
Magma Design Automation	3,725,000	--	--	3,725,000	34,754,250	--
MBF Healthcare Acquisition Corp.	1,852,200	--	--	1,852,200	14,808,339	--
Monogram Biosciences, Inc.	23,198,600	--	--	23,198,600	25,518,460	--
MSCI, Inc., Class A	--	3,000,000	--	3,000,000	93,060,000	--
Neurocrine Biosciences, Inc.	4,381,825	--	--	4,381,825	23,793,310	--
NuCo2, Inc.	1,265,600	--	--	1,265,600	35,006,496	--
Online Resources Corp.	530,000	433,167	433,167	530,000	5,358,300	--
Progenics Pharmaceuticals, Inc.	--	3,345,800	771,011	2,574,789	34,682,408	--
Solera Holdings, Inc.	4,952,157	--	--	4,952,157	127,815,172	--
TNS, Inc.	1,523,200	--	--	1,523,200	35,033,600	--
World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	--	--
TOTAL OF AFFILIATED COMPANIES	87,519,056	43,563,437	2,634,078	128,448,415	$1,231,118,176	$1,317,567

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $1,353,950. Transactions with affiliated holdings during the six months ended April 30, 2008, were as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	813,052,899	3,946,977,615	1,118,149,005	3,641,881,509	$3,641,881,509	$27,318,145
Prime Value Obligations Fund, Institutional Shares	809,744,929	15,833,127	324,109,350	501,468,706	501,468,706	15,801,804
TOTAL OF AFFILIATED HOLDINGS	1,622,797,828	3,962,810,742	1,442,258,355	4,143,350,215	$4,143,350,215	$43,119,949

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$2,279,291,191
Sales	$3,217,512,564

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	49.3%
India	11.2%
Brazil	3.3%
Bermuda	3.1%
Canada	1.8%
Switzerland	1.4%
Japan	0.9%
Cayman Islands	0.8%
Hong Kong	0.7%
United Kingdom	0.6%
Germany, Federal Republic of	0.6%
Ireland	0.4%
France	0.3%
British Virgin Islands	0.3%
China	0.3%
Mexico	0.3%
Philippines	0.2%
Poland	0.2%
Singapore	0.2%
Republic of Korea	0.2%
Indonesia	0.2%
Israel	0.2%
Italy	0.1%
Thailand	0.0% [1]
Belgium	0.0% [1]

1 Represents less than 0.1%.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Large Cap Fund

Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2008	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.12
Net Asset Value, End of Period	$10.12
Total Return [3]	1.20%

Ratios to Average Net Assets:
Net expenses	1.50	% [4]
Net investment income	0.17	% [4]
Expense waiver/reimbursement [5]	6.55	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,669
Portfolio turnover	10%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2008	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.10
Net Asset Value, End of Period	$10.10
Total Return [2]	1.00%

Ratios to Average Net Assets:
Net expenses	2.34	% [3]
Net investment income (loss)	(0.65	)% [3]
Expense waiver/reimbursement [4]	6.49	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,033
Portfolio turnover	10%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2008	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.12
Net Asset Value, End of Period	$10.12
Total Return [3]	1.20%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]
Net investment income (loss)	(0.26	)% [4]
Expense waiver/reimbursement [5]	6.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3
Portfolio turnover	10%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 1 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,012.00	$ 6.10
Class C Shares	$1,000	$1,010.00	$ 9.51
Class K Shares	$1,000	$1,012.00	$ 7.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.40	$ 7.52
Class C Shares	$1,000	$1,013.23	$11.71
Class K Shares	$1,000	$1,015.17	$ 9.77

1 "Actual" expense information for the Fund's Class A Shares, Class C Shares and Class K Shares is for the period from December 5, 2007 (date of initial investment) to April 30, 2008. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by 148/366 (to reflect the period from initial investment to April 30, 2008). "Hypothetical" expense information for Class A Shares, Class C Shares and Class K Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class C Shares	2.34%
Class K Shares	1.95%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	17.5%
Information Technology	13.5%
Health Care	10.2%
Financials	8.6%
Consumer Discretionary	7.9%
Consumer Staples	7.0%
Materials	5.0%
Telecommunication Services	2.8%
Other Securities [2]	16.6%
Cash Equivalents [3]	10.7%
Other Assets and Liabilities--Net [4]	0.2%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include exchange-traded funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--72.5%
		Consumer Discretionary--7.9%
22,511		Best Buy Co., Inc.	$968,423
30,753		TJX Cos., Inc.	990,862
8,327		Toyota Motor Credit Corp., ADR	845,191
		TOTAL	2,804,476
		Consumer Staples--7.0%
22,183		CVS Caremark Corp.	895,528
62,400	[1]	Hypermarcas SA	581,879
17,209		Wal-Mart Stores, Inc.	997,778
		TOTAL	2,475,185
		Financials--8.6%
19,608		American Express Co.	941,576
23,555		American International Group, Inc.	1,088,241
23,083		ICICI Bank Ltd., ADR	1,029,271
		TOTAL	3,059,088
		Health Care--10.2%
16,314		Abbott Laboratories	860,564
38,213		Merck & Co., Inc.	1,453,622
71,303		Schering Plough Corp.	1,312,688
		TOTAL	3,626,874
		Industrials--17.5%
12,187		Caterpillar, Inc.	997,872
17,114		Cummins, Inc.	1,072,192
10,928		FedEx Corp.	1,047,667
3,795	[1]	First Solar, Inc.	1,108,102
31,130		General Electric Co.	1,017,951
8,257		Precision Castparts Corp.	970,693
		TOTAL	6,214,477
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--13.5%
37,010	[1]	Cisco Systems, Inc.	$948,936
14,173	[1]	MEMC Electronic Materials, Inc.	892,474
2,000		Nintendo Corp. Ltd.	1,108,399
44,454	[1]	Oracle Corp.	926,866
30,004	[1]	eBay, Inc.	938,825
		TOTAL	4,815,500
		Materials--5.0%
32,929		Cemex S.A. de C.V., ADR	910,487
12,784		Vulcan Materials Co.	879,795
		TOTAL	1,790,282
		Telecommunication Services--2.8%
17,572	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,018,473
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,928,539)	25,804,355
		EXCHANGE-TRADED FUNDS--16.6%
89,985		iShares Russell 1000 Growth Fund	5,170,538
23,443		Ultrashort Oil & Gas Proshares ETF	732,125
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,841,279)	5,902,663
		MUTUAL FUND--10.7%
3,799,422	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	3,799,422
		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $34,569,240) [4]	35,506,440
		OTHER ASSETS AND LIABILITIES - NET--0.2% [5]	80,850
		TOTAL NET ASSETS--100%	$35,587,290

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ETFs	--Exchange Traded Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,799,422 of investments in an affiliated issuer (Note 5) (identified cost $34,569,240)		$35,506,440
Income receivable		34,862
Receivable for shares sold		2,148,731
TOTAL ASSETS		37,690,033
Liabilities:
Payable for investments purchased	$1,994,043
Payable for shares redeemed	18,762
Payable for distribution services fee (Note 5)	5,606
Payable for shareholder services fee (Note 5)	11,335
Accrued expenses	72,997
TOTAL LIABILITIES		2,102,743
Net assets for 3,517,892 shares outstanding		$35,587,290
Net Assets Consist of:
Paid-in capital		$34,175,573
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		935,011
Accumulated net realized gain on investments and foreign currency transactions		479,355
Accumulated net investment income (loss)		(2,649)
TOTAL NET ASSETS		$35,587,290
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($882,403 ÷ 87,107 shares outstanding), no par value, unlimited shares authorized		$10.13
Offering price per share		$10.13
Redemption proceeds per share		$10.13
Class A Shares:
Net asset value per share ($23,669,081 ÷ 2,338,498 shares outstanding), no par value, unlimited shares authorized		$10.12
Offering price per share (100/94.50 of $10.12) [1]		$10.71
Redemption proceeds per share		$10.12
Class C Shares:
Net asset value per share ($11,032,913 ÷ 1,092,001 shares outstanding), no par value, unlimited shares authorized		$10.10
Offering price per share		$10.10
Redemption proceeds per share (99.00/100 of $10.10) [1]		$10.00
Class K Shares:
Net asset value per share ($2,893 ÷ 286 shares outstanding), no par value, unlimited shares authorized		$10.12
Offering price per share		$10.12
Redemption proceeds per share		$10.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2008 (unaudited) 1

Investment Income:
Dividends (including $18,299 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,263)		$85,751
Expenses:
Investment adviser fee (Note 5)	$72,501
Administrative personnel and services fee (Note 5)	109,180
Custodian fees	36,521
Transfer and dividend disbursing agent fees and expenses-- Institutional Shares	5,654
Transfer and dividend disbursing agent fees and expenses-- Class A Shares	47,551
Transfer and dividend disbursing agent fees and expenses--Class C Shares	13,396
Auditing fees	10,253
Legal fees	4,837
Portfolio accounting fees	36,676
Distribution services fee--Class C Shares (Note 5)	11,064
Shareholder services fee--Class A Shares (Note 5)	8,669
Shareholder services fee--Class C Shares (Note 5)	3,610
Share registration costs	39,340
Printing and postage	15,570
Insurance premiums	3,386
Miscellaneous	2,425
TOTAL EXPENSES	420,633

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/Reimbursement of investment adviser fee	$(72,501)
Waiver of administrative personnel and services fee	(22,189)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,080)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(98)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(87)
Reimbursement of other operating expenses	(235,278)
TOTAL WAIVERS AND REIMBURSEMENTS		$(332,233)
Net expenses			$88,400
Net investment income (loss)			(2,649)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			479,355
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			935,011
Net realized and unrealized gain on investments and foreign currency transactions			1,414,366
Change in net assets resulting from operations			$1,411,717

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,649)
Net realized gain on investments and foreign currency transactions	479,355
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	935,011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,411,717
Share Transactions:
Proceeds from sale of shares	35,040,503
Cost of shares redeemed	(864,930)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,175,573
Change in net assets	35,587,290
Net Assets:
Beginning of period	--
End of period (including accumulated net investment income (loss) of $(2,649))	$35,587,290

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Institutional Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses in compliance with Financial Accounting Standards Board Interpretation No. 48 (FIN 48). The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund's effective date was December 3, 2007, accordingly there are no prior years that remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 4/30/2008 [1]
Class A Shares:	Shares	Amount
Shares sold	2,411,845	$23,421,942
Shares redeemed	(73,347)	(709,496)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,338,498	$22,712,446

	Period Ended 4/30/2008 [1]
Class C Shares:	Shares	Amount
Shares sold	1,106,722	$10,754,894
Shares redeemed	(14,721)	(144,194)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,092,001	$10,610,700

	Period Ended 4/30/2008 [1]
Class K Shares:	Shares	Amount
Shares sold	286	$2,727
Shares redeemed	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	286	$2,727

	Period Ended 4/30/2008 [1]
Institutional Shares:	Shares	Amount
Shares sold	88,291	$860,940
Shares redeemed	(1,184)	(11,240)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	87,107	$849,700
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,517,892	$34,175,573

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $34,569,240. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $937,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,613,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $676,760.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended April 30, 2008, the Adviser voluntarily waived $72,063 of its fee and voluntarily reimbursed $235,278 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $2,265 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period ended April 30, 2008, the Sub-Adviser earned a sub-adviser fee of $59,769.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 2008, the net fee paid to FAS was 1.710% of average daily net assets of the Fund. FAS waived $22,189 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended April 30, 2008, FSC retained $10,057 of fees paid by the Fund. For the period ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended April 30, 2008, FSC retained $26,246 in sales charges from the sale of Class A Shares. FSC also retained $199 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the period ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended April 30, 2008, the Adviser reimbursed $438. Transactions with the affiliated company during the period ended April 30, 2008 were as follows:

Affiliate	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	19,338,282	15,538,860	3,799,422	$3,799,422	$18,299

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended April 30, 2008, were as follows:

Purchases	$32,167,870
Sales	$1,883,753

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the period ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the period ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN LARGE CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory and subadvisory contracts at meetings held in August and November 2007. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funs with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fun products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172446
Cusip 314172438
Cusip 314172420

38631 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann
Large Cap Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	4/30/2008	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.13
Net Asset Value, End of Period	$10.13
Total Return [2]	1.30%

Ratios to Average Net Assets:
Net expenses	1.23	% [3]
Net investment income	0.46	% [3]
Expense waiver/reimbursement [4]	6.55	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$882
Portfolio turnover	10%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 1 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,013.00	$5.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.75	$6.17

1 "Actual" expense information is for the period from December 5, 2007 (date of initial investment) to April 30, 2008. Actual expenses are equal to the annualized expense ratio of 1.23%, multiplied by 148/366 (to reflect the period from initial investment to April 30, 2008). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	17.5%
Information Technology	13.5%
Health Care	10.2%
Financials	8.6%
Consumer Discretionary	7.9%
Consumer Staples	7.0%
Materials	5.0%
Telecommunication Services	2.8%
Other Securities [2]	16.6%
Cash Equivalents [3]	10.7%
Other Assets and Liabilities--Net [4]	0.2%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include exchange-traded funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--72.5%
		Consumer Discretionary--7.9%
22,511		Best Buy Co., Inc.	$968,423
30,753		TJX Cos., Inc.	990,862
8,327		Toyota Motor Credit Corp., ADR	845,191
		TOTAL	2,804,476
		Consumer Staples--7.0%
22,183		CVS Caremark Corp.	895,528
62,400	[1]	Hypermarcas SA	581,879
17,209		Wal-Mart Stores, Inc.	997,778
		TOTAL	2,475,185
		Financials--8.6%
19,608		American Express Co.	941,576
23,555		American International Group, Inc.	1,088,241
23,083		ICICI Bank Ltd., ADR	1,029,271
		TOTAL	3,059,088
		Health Care--10.2%
16,314		Abbott Laboratories	860,564
38,213		Merck & Co., Inc.	1,453,622
71,303		Schering Plough Corp.	1,312,688
		TOTAL	3,626,874
		Industrials--17.5%
12,187		Caterpillar, Inc.	997,872
17,114		Cummins, Inc.	1,072,192
10,928		FedEx Corp.	1,047,667
3,795	[1]	First Solar, Inc.	1,108,102
31,130		General Electric Co.	1,017,951
8,257		Precision Castparts Corp.	970,693
		TOTAL	6,214,477
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--13.5%
37,010	[1]	Cisco Systems, Inc.	$948,936
14,173	[1]	MEMC Electronic Materials, Inc.	892,474
2,000		Nintendo Corp. Ltd.	1,108,399
44,454	[1]	Oracle Corp.	926,866
30,004	[1]	eBay, Inc.	938,825
		TOTAL	4,815,500
		Materials--5.0%
32,929		Cemex S.A. de C.V., ADR	910,487
12,784		Vulcan Materials Co.	879,795
		TOTAL	1,790,282
		Telecommunication Services--2.8%
17,572	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,018,473
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,928,539)	25,804,355
		EXCHANGE-TRADED FUNDS--16.6%
89,985		iShares Russell 1000 Growth Fund	5,170,538
23,443		Ultrashort Oil & Gas Proshares ETF	732,125
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,841,279)	5,902,663
		MUTUAL FUND--10.7%
3,799,422	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	3,799,422
		TOTAL INVESTMENTS-99.8% (IDENTIFIED COST $34,569,240) [4]	35,506,440
		OTHER ASSETS AND LIABILITIES - NET--0.2% [5]	80,850
		TOTAL NET ASSETS--100%	$35,587,290

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ETFs	--Exchange Traded Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,799,422 of investments in an affiliated issuer (Note 5) (identified cost $34,569,240)		$35,506,440
Income receivable		34,862
Receivable for shares sold		2,148,731
TOTAL ASSETS		37,690,033
Liabilities:
Payable for investments purchased	$1,994,043
Payable for shares redeemed	18,762
Payable for distribution services fee (Note 5)	5,606
Payable for shareholder services fee (Note 5)	11,335
Accrued expenses	72,997
TOTAL LIABILITIES		2,102,743
Net assets for 3,517,892 shares outstanding		$35,587,290
Net Assets Consist of:
Paid-in capital		$34,175,573
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		935,011
Accumulated net realized gain on investments and foreign currency transactions		479,355
Accumulated net investment income (loss)		(2,649)
TOTAL NET ASSETS		$35,587,290
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($882,403 ÷ 87,107 shares outstanding), no par value, unlimited shares authorized		$10.13
Offering price per share		$10.13
Redemption proceeds per share		$10.13
Class A Shares:
Net asset value per share ($23,669,081 ÷ 2,338,498 shares outstanding), no par value, unlimited shares authorized		$10.12
Offering price per share (100/94.50 of $10.12) [1]		$10.71
Redemption proceeds per share		$10.12
Class C Shares:
Net asset value per share ($11,032,913 ÷ 1,092,001 shares outstanding), no par value, unlimited shares authorized		$10.10
Offering price per share		$10.10
Redemption proceeds per share (99.00/100 of $10.10) [1]		$10.00
Class K Shares:
Net asset value per share ($2,893 ÷ 286 shares outstanding), no par value, unlimited shares authorized		$10.12
Offering price per share		$10.12
Redemption proceeds per share		$10.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2008 (unaudited) 1

Investment Income:
Dividends (including $18,299 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,263)		$85,751
Expenses:
Investment adviser fee (Note 5)	$72,501
Administrative personnel and services fee (Note 5)	109,180
Custodian fees	36,521
Transfer and dividend disbursing agent fees and expenses-- Institutional Shares	5,654
Transfer and dividend disbursing agent fees and expenses-- Class A Shares	47,551
Transfer and dividend disbursing agent fees and expenses--Class C Shares	13,396
Auditing fees	10,253
Legal fees	4,837
Portfolio accounting fees	36,676
Distribution services fee--Class C Shares (Note 5)	11,064
Shareholder services fee--Class A Shares (Note 5)	8,669
Shareholder services fee--Class C Shares (Note 5)	3,610
Share registration costs	39,340
Printing and postage	15,570
Insurance premiums	3,386
Miscellaneous	2,425
TOTAL EXPENSES	420,633

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/Reimbursement of investment adviser fee	$(72,501)
Waiver of administrative personnel and services fee	(22,189)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,080)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(98)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(87)
Reimbursement of other operating expenses	(235,278)
TOTAL WAIVERS AND REIMBURSEMENTS		$(332,233)
Net expenses			$88,400
Net investment income (loss)			(2,649)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			479,355
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			935,011
Net realized and unrealized gain on investments and foreign currency transactions			1,414,366
Change in net assets resulting from operations			$1,411,717

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,649)
Net realized gain on investments and foreign currency transactions	479,355
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	935,011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,411,717
Share Transactions:
Proceeds from sale of shares	35,040,503
Cost of shares redeemed	(864,930)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,175,573
Change in net assets	35,587,290
Net Assets:
Beginning of period	--
End of period (including accumulated net investment income (loss) of $(2,649))	$35,587,290

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of Class A Shares, Class C Shares and Class K Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses in compliance with Financial Accounting Standards Board Interpretation No. 48 (FIN 48). The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund's effective date was December 3, 2007, accordingly there are no prior years that remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 4/30/2008 [1]
Class A Shares:	Shares	Amount
Shares sold	2,411,845	$23,421,942
Shares redeemed	(73,347)	(709,496)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,338,498	$22,712,446

	Period Ended 4/30/2008 [1]
Class C Shares:	Shares	Amount
Shares sold	1,106,722	$10,754,894
Shares redeemed	(14,721)	(144,194)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,092,001	$10,610,700

	Period Ended 4/30/2008 [1]
Class K Shares:	Shares	Amount
Shares sold	286	$2,727
Shares redeemed	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	286	$2,727

	Period Ended 4/30/2008 [1]
Institutional Shares:	Shares	Amount
Shares sold	88,291	$860,940
Shares redeemed	(1,184)	(11,240)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	87,107	$849,700
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,517,892	$34,175,573

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to April 30, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $34,569,240. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $937,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,613,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $676,760.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended April 30, 2008, the Adviser voluntarily waived $72,063 of its fee and voluntarily reimbursed $235,278 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $2,265 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period ended April 30, 2008, the Sub-Adviser earned a sub-adviser fee of $59,769.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 2008, the net fee paid to FAS was 1.710% of average daily net assets of the Fund. FAS waived $22,189 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended April 30, 2008, FSC retained $10,057 of fees paid by the Fund. For the period ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended April 30, 2008, FSC retained $26,246 in sales charges from the sale of Class A Shares. FSC also retained $199 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the period ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended April 30, 2008, the Adviser reimbursed $438. Transactions with the affiliated company during the period ended April 30, 2008 were as follows:

Affiliate	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	19,338,282	15,538,860	3,799,422	$3,799,422	$18,299

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended April 30, 2008, were as follows:

Purchases	$32,167,870
Sales	$1,883,753

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the period ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the period ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN LARGE CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory and subadvisory contracts at meetings held in August and November 2007. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funs with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fun products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund rankng organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172412

38632 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2008		2007		2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$28.16		$24.45		$20.60		$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.12	) [2]	(0.30	) [2]	(0.33	) [2]	(0.35	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.35)		5.19		4.51		2.76		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	(4.47)		4.89		4.18		2.41		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.85)		(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$22.84		$28.16		$24.45		$20.60		$19.30		$17.07
Total Return [3]	(16.23)%		20.92%		20.50%		12.79%		14.72%		70.70%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]	1.95%		1.95%		1.95%		1.95%		1.95	% [5]
Net investment income (loss)	(1.05	)% [5]	(1.15)%		(1.39)%		(1.73)%		(1.72)%		(1.67	)% [5]
Expense waiver/reimbursement [6]	0.26	% [5]	0.24%		0.24%		0.28%		0.31%		0.85	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$826,962		$967,496		$724,411		$371,092		$216,310		$121,125
Portfolio turnover	25%		46%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% after taking into account this expense reduction for the six months ended April 30, 2008.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2008		2007		2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$27.45		$23.99		$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.19	) [2]	(0.43	) [2]	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.22)		5.07		4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	(4.41)		4.64		3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.85)		(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$22.19		$27.45		$23.99		$20.33		$19.16		$17.04
Total Return [3]	(16.44)%		20.25%		19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]	2.50%		2.50%		2.50%		2.50%		2.50	% [5]
Net investment income (loss)	(1.61	)% [5]	(1.70)%		(1.95)%		(2.28)%		(2.27)%		(2.22	)% [5]
Expense waiver/reimbursement [6]	0.25	% [5]	0.23%		0.24%		0.23%		0.26%		0.80	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$132,413		$177,325		$159,357		$117,744		$87,938		$43,390
Portfolio turnover	25%		46%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.50% after taking into account this expense reduction for the six months ended April 30, 2008.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2008		2007		2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$27.45		$23.99		$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.18	) [2]	(0.43	) [2]	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.24)		5.07		4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	(4.42)		4.64		3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.85)		(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$22.18		$27.45		$23.99		$20.33		$19.16		$17.04
Total Return [3]	(16.48)%		20.25%		19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]	2.50%		2.50%		2.50%		2.50%		2.50	% [5]
Net investment income (loss)	(1.60	)% [5]	(1.70)%		(1.94)%		(2.28)%		(2.27)%		(2.22	)% [5]
Expense waiver/reimbursement [6]	0.24	% [5]	0.23%		0.24%		0.23%		0.26%		0.80	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$287,715		$358,085		$259,215		$152,232		$100,873		$47,696
Portfolio turnover	25%		46%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.50% after taking into account this expense reduction for the six months ended April 30, 2008.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	[1]
Net Asset Value, Beginning of Period	$28.16		$24.45		$20.60
Income From Investment Operations:
Net investment income (loss)	(0.12	) [2]	(0.29	) [2]	(0.29	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.35)		5.18		4.47
TOTAL FROM INVESTMENT OPERATIONS	(4.47)		4.89		4.18
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.85)		(1.18)		(0.33)
Net Asset Value, End of Period	$22.84		$28.16		$24.45
Total Return [3]	(16.23)%		20.92%		20.50%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]	1.95%		1.95%
Net investment income (loss)	(1.04	)% [5]	(1.15)%		(1.25)%
Expense waiver/reimbursement [6]	0.45	% [5]	0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,724		$20,440		$7,838
Portfolio turnover	25%		46%		51%

1 The date of initial investment was November 1, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% after taking into account this expense reduction for the six months ended April 30, 2008.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 837.70	$ 8.91
Class B Shares	$1,000	$ 835.60	$11.41
Class C Shares	$1,000	$ 835.20	$11.41
Class K Shares	$1,000	$ 837.70	$ 8.91
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$ 9.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51
Class K Shares	$1,000	$1,015.17	$ 9.77

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	29.5%
Information Technology	20.5%
Consumer Discretionary	16.6%
Health Care	15.2%
Financials	6.2%
Telecommunication Services	3.4%
Materials	2.6%
Consumer Staples	2.4%
Utilities	1.6%
Energy	0.1%
Other Securities [2]	0.3%
Securities Lending Collateral [3]	19.4%
Cash Equivalents [4]	0.8%
Other Assets and Liabilities--Net [5]	(18.6)%
TOTAL	100.0%

1 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other securities include Exchange-Traded Funds and Corporate Debt Securities.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--97.7%
		Consumer Discretionary--16.6%
257,900		Advance Auto Parts, Inc.	$8,943,972
548,100	[1]	Aicon SpA	1,182,759
13,200	[1]	American Public Education, Inc.	425,172
69,500	[2]	Arbitron, Inc.	3,324,880
58,500	[1,3,4]	B2W Companhia Global Do Varejo, GDR	3,878,550
443,400		Belle International Holdings	472,824
319,300	[1,2]	Buffalo Wild Wings, Inc.	9,818,475
121,441	[1]	Celebrate Express, Inc.	420,186
292,009	[1,2]	Central European Media Enterprises Ltd., Class A	30,958,794
35,200	[1]	Cheesecake Factory, Inc.	796,576
812,900	[1]	China Dongxiang Group Co.	356,031
793,900	[1,2]	ChinaCast Education Corp.	3,262,929
32,200	[1,2]	ChinaEdu Corp., ADR	225,400
109,300	[1,2]	Chipotle Mexican Grill, Inc.	10,725,609
62,600	[1]	Clear Channel Outdoor Holdings, Inc., Class A	1,190,652
146,600		Ctrip.com International Ltd., ADR	9,097,996
960,000	[1,2]	Dick's Sporting Goods, Inc.	27,456,000
214,800	[1]	Dolan Media Co.	3,724,632
30,453	[1]	Focus Media Holding Ltd., ADR	1,123,411
370,900	[2]	Geox SpA	5,317,506
110,000	[1,2]	Global Sources Ltd.	1,527,900
268,300	[1]	LJ International, Inc.	700,263
59,850	[1,2]	Lamar Advertising Co.	2,366,469
153,500	[1,2]	Life Time Fitness, Inc.	5,579,725
285,600	[1,2]	Lodgenet Entertainment	1,747,872
40,822	[1,2]	Lululemon Athletica, Inc.	1,264,257
52,600	[1]	Mortons Restaurant Group, Inc.	420,274
216,400		National CineMedia, Inc.	4,146,224
45,600	[1]	New Oriental Education & Technology Group, Inc., ADR	3,422,736
656,800	[1]	O'Reilly Automotive, Inc.	18,961,816
195,727	[1]	Orchard Enterprises, Inc.	976,678
52,706		Orient-Express Hotel Ltd.	2,453,464
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
2,894,000	[1,2,3,4]	Piaggio & C. SpA	$6,487,218
65,500	[1,2]	Poltrona Frau SpA	135,075
260,200	[1]	Rubios Restaurants, Inc.	1,561,200
109,000	[1]	SEB - Sistema Educacional Brasileiro SA	1,488,569
750,000	[1,2]	Standard Pacific Corp.	3,795,000
297,900		TVN SA	3,049,200
590,300	[1]	Texas Roadhouse, Inc.	6,965,540
200,000	[1,2]	Universal Travel Group	368,000
209,300	[1,2]	VisionChina Media, Inc., ADR	3,087,175
81,100	[1]	Volcom, Inc.	1,540,089
150,000		Wiley (John) & Sons, Inc., Class A	6,907,500
921,900	[1,2]	hhgregg, Inc.	9,467,913
		TOTAL	211,122,511
		Consumer Staples--2.4%
1,000,000	[1,2]	American Oriental Bioengineering, Inc.	9,620,000
121,300	[1,2]	Bare Escentuals, Inc.	2,766,853
136,300		China Nepstar Chain Drugstore Ltd., ADR	1,609,703
604,900	[1]	Hypermarcas SA	5,640,687
512,843		Lance, Inc.	10,749,189
577,800	[1]	Vinda International Holdings Ltd.	177,280
		TOTAL	30,563,712
		Energy--0.1%
500,000	[1]	Grupo TMM SA de CV, ADR	950,000
		Financials--6.2%
86,958	[1,2]	Affiliated Managers Group	8,638,408
18,935	[1]	Alleghany Corp.	6,523,107
460,000	[2]	Annaly Mortgage Management, Inc.	7,709,600
7,600	[1]	Brasil Brokers Participacoes	6,629,768
43,300	[2]	Capital One Financial Corp.	2,294,900
146,200	[2]	Chimera Investment Corp.	2,027,794
89,600	[1,2]	China Housing & Land Development, Inc.	402,304
462,963	[1,3,4]	China Housing & Land Development, Inc.	2,078,704
138,889	[1]	China Housing & Land Development, Inc., Warrants	322,013
3,342,600		China Properties Group Ltd.	1,629,719
94,300	[1]	Hambrecht Asia Acquisition Corp.	726,110
176,100		ICICI Bank Ltd.	3,818,019
13,500		ICICI Bank Ltd., ADR	601,965
675,200	[1,2]	IndyMac Bancorp, Inc.	2,194,400
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
197,200	[1]	Media & Entertainment Holdings, Inc.	$1,526,328
257,900	[2]	OptionsXpress Holdings, Inc.	5,537,113
119,800	[1]	Penson Worldwide, Inc.	1,303,424
165,401	[1]	Philadelphia Consolidated Holding Corp.	6,099,989
198,200	[1]	RHJ International	2,582,387
46,500		Shriram Transport Finance Co. Ltd.	372,243
253,100		Willis Group Holdings Ltd.	8,795,225
810,900	[1,2]	Xinyuan Real Estate Co. Ltd., ADR	7,322,427
		TOTAL	79,135,947
		Health Care--14.8%
894,543	[1]	Adaltis Inc., Rights	13,324
59,000	[1]	Adaltis Inc., Rights	879
253,000	[1,3,4]	Adaltis, Inc.	85,414
59,000	[1,3,4]	Adaltis, Inc.	19,919
641,543	[1]	Adaltis, Inc.	216,587
224,540	[1]	Adaltis, Inc., Warrants	9,165
256,600	[1]	Alkermes, Inc.	3,189,538
176,618		Allergan, Inc.	9,955,957
231,300	[1,2]	Alnylam Pharmaceuticals, Inc.	5,801,004
39,600	[1]	Animal Health International, Inc.	348,084
610,800	[1]	Arena Pharmaceuticals, Inc.	3,414,372
14,000	[1,2]	AspenBio Pharma, Inc.	59,500
19,900	[1,2]	Athenahealth, Inc.	497,500
499,700	[1,2]	Auxilium Pharmaceutical, Inc.	15,365,775
83,400	[1]	Avalon Pharmaceuticals, Inc.	164,298
20,850	[1]	Avalon Pharmaceuticals, Inc., Warrants	12,091
382,700	[1]	Bellus Health, Inc.	719,476
54,000	[1]	CardioNet, Inc.	1,247,400
1,200	[1]	Conceptus, Inc.	21,624
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	17,216
125,000	[1]	CryoCath Technologies, Inc.	515,093
161,300	[1]	Cubist Pharmaceuticals, Inc.	3,122,768
158,000		Dishman Pharmaceuticals & Chemicals Ltd.	1,247,484
775,000	[1]	Dyax Corp.	3,107,750
1,003,200	[1]	Dynavax Technologies Corp.	1,956,240
129,500	[1]	Endo Pharmaceuticals Holdings, Inc.	3,215,485
301,000	[1]	Endologix, Inc.	812,700
509,400		Glenmark Pharmaceuticals Ltd.	8,497,283
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
106,772	[1,2]	Illumina, Inc.	$8,316,471
720,300	[1]	Incyte Genomics, Inc.	7,815,255
141,800	[1]	Insulet Corp.	2,596,358
328,220	[1,2]	Isis Pharmaceuticals, Inc.	3,866,432
731,030	[1]	Kosan Biosciences, Inc.	1,213,510
11,000	[1]	Masimo Corp.	320,650
205,200	[1]	Medicines Co.	4,052,700
201,055	[1]	Medicure, Inc., Warrants	18
195,000	[1]	Momenta Pharmaceuticals, Inc.	2,726,100
283,600	[1,2]	Mylan Laboratories, Inc.	3,735,012
557,800	[1,2]	Neurocrine Biosciences, Inc.	3,028,854
12,400	[1,3,4]	Newron Pharmaceuticals SpA	383,028
356,000	[1]	OSI Pharmaceuticals, Inc.	12,335,400
300,481	[1]	Orthofix International NV	9,242,796
32,526	[1]	Pain Therapeutics, Inc.	225,730
860,400	[1]	Penwest Pharmaceuticals Co.	2,572,596
437,700	[1]	Phase Forward, Inc.	8,053,680
264,300		Piramal Healthcare	2,254,939
11,290	[1]	Piramal Life Sciences Ltd.	111,869
160,372	[1]	Point Therapeutics, Inc., Warrants	1,524
555,100	[1]	Progenics Pharmaceuticals, Inc.	7,477,197
298,900	[1,2]	Protalix Biotherapeutics, Inc.	818,986
159,100	[1,2]	Qiagen NV	3,571,622
317,300	[1]	Regeneron Pharmaceuticals, Inc.	6,225,426
111,300	[1,2]	Rigel Pharmaceuticals, Inc.	2,504,250
150,200	[1]	SXC Health Solutions Corp.	2,334,108
95,430	[1]	Seattle Genetics, Inc.	969,569
998,200	[1,2]	Spectrum Pharmaceuticals, Inc.	1,906,562
30,500	[1]	Thermage, Inc.	97,295
653,600	[1,2]	ThermoGenesis Corp.	1,065,368
235,700	[1]	Valera Pharmaceuticals, Inc.	0
235,700	[1]	Valera Pharmaceuticals, Inc.	0
555,800	[1,2]	Vical, Inc.	1,956,416
1,267,200	[1]	Warner Chilcott Ltd., Class A	21,808,512
32,000	[1]	WuXi PharmaTech Cayman, Inc., ADR	590,080
		TOTAL	187,812,239
Shares			Value
		COMMON STOCKS--continued
		Industrials--29.5%
506,400	[1,2]	AMR Corp.	$4,441,128
99,900	[1]	Aecom Technology Corp.	2,743,254
108,900	[1,3,4]	Allen-Vanguard Corp.	420,635
6,767,512	[1]	Aramex PJSC	4,717,192
446,500		CLARCOR, Inc.	18,735,140
2,005,000	[1,3,4]	China Railway Group Ltd.	1,918,816
126,400		Cintas Corp.	3,742,704
165,200	[1,2]	CoStar Group, Inc.	7,921,340
1,900		Con-way, Inc.	87,875
141,400	[1]	Continental Airlines, Inc., Class B	2,542,372
134,000	[1]	Copart, Inc.	5,476,580
184,040		DRS Technologies, Inc.	11,491,458
431,600	[1]	Delta Air Lines, Inc.	3,672,916
177,300	[1]	Ducommun, Inc.	5,776,434
300,200	[1]	Dynamex, Inc.	7,544,026
100,000	[1]	Dyncorp International, Inc., Class A	1,795,000
171,400		Energysolutions, Inc.	3,745,090
441,108	[2]	Expeditors International Washington, Inc.	20,551,222
178,500	[1]	First Solar, Inc.	52,120,215
738,540	[2]	Forward Air Corp.	25,176,829
323,400	[1]	GlobalOptions Group, Inc.	772,926
150,000	[1]	Hexcel Corp.	3,357,000
141,300	[1]	IHS, Inc., Class A	9,332,865
1,021,500	[1]	Innovative Solutions and Support, Inc.	9,448,875
321,600	[1,2]	Kansas City Southern Industries, Inc.	14,497,728
605,000	[1]	Kenexa Corp.	10,581,450
85,000		Kuehne & Nagel International AG	9,095,199
627,200		Landstar System, Inc.	32,589,312
94,700		Macquarie Infrastructure Co. LL	2,803,120
278,723		Max India Ltd.	1,093,165
84,926	[1]	Monster Worldwide, Inc.	2,066,250
206,200	[1]	Northwest Airlines Corp.	1,991,892
330,400	[1]	NuCo2, Inc.	9,138,864
1,047,600		Pacer International, Inc.	19,443,456
585,000	[1]	Quality Distribution, Inc.	1,989,000
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
35,900		Roper Industries, Inc.	$2,230,108
207,100	[2]	Simpson Manufacturing Co., Inc.	5,465,369
500,620	[1]	Spire Corp.	6,683,277
119,100	[1]	TeleTech Holdings, Inc.	2,730,963
73,400	[1]	TransDigm Group, Inc.	2,786,998
500,000	[2]	Trinity Industries, Inc.	15,200,000
200,400	[1]	UAL Corp.	2,985,960
733,000		UTI Worldwide, Inc.	16,111,340
208,288		Vicor Corp.	2,511,953
219,000	[1,2]	Yingli Green Energy Holding Co. Ltd., ADR	4,824,570
		TOTAL	374,351,866
		Information Technology--20.5%
325,200	[1,2]	ADVA AG Optical Networking	1,264,096
420,600	[2]	ARM Holdings PLC, ADR	2,510,982
209,500	[1]	Access Integrated Technology, Inc., Class A	620,120
100	[1]	Airvana, Inc.	646
658,600	[1,2]	Anadigics, Inc.	7,349,976
260,900	[1,2]	Aviza Technology, Inc.	148,713
126,000	[1]	Blackboard, Inc.	4,352,040
865,000	[1]	Bookham, Inc.	1,470,500
143,600	[1]	CPI International, Inc.	1,644,220
1,572,800	[1]	CSR PLC	12,247,266
255,000	[1]	Ceragon Networks Ltd.	2,080,800
605,200	[1]	Commvault Systems, Inc.	7,443,960
300,500	[1,2]	Compellent Technologies, Inc.	3,831,375
375,300	[1]	Compugroup Holding AG	5,745,260
176,900	[1]	Eagle Test Systems, Inc.	2,135,183
1,096,500	[1,2]	Entropic Communications, Inc.	4,693,020
144,300	[2]	FactSet Research Systems	8,662,329
354,500	[1]	Fundtech Ltd.	4,363,895
189,000	[1]	Gmarket, Inc., ADR	4,819,500
144,100	[1]	Greenfield Online, Inc.	1,644,181
489,550	[1]	Guidance Software, Inc.	4,983,619
181,900	[1,2]	HireRight, Inc.	1,638,919
292,200	[1]	Intellon Corp.	1,607,100
125,650	[1]	Iron Mountain, Inc.	3,451,605
1,842,000	[1]	Jupitermedia Corp.	3,591,900
442,600	[1]	MEMC Electronic Materials, Inc.	27,870,522
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
96,400	[1]	MSCI, Inc., Class A	$2,990,328
299,102	[1]	Magma Design Automation	2,790,622
35,800	[1,2]	Mercadolibre, Inc.	1,810,764
388,289	[1]	Microsemi Corp.	9,513,080
644,700	[1]	Monotype Imaging Holdings, Inc.	9,444,855
236,900	[1]	NIC, Inc.	1,535,112
739,800	[1]	NaviSite, Inc.	2,877,822
137,793	[1]	Netezza Corp.	1,460,606
648,100	[1]	ON Semiconductor Corp.	4,841,307
600,900	[1,2]	Omniture, Inc.	13,712,538
38,697	[1]	OnMobile Global Ltd.	650,511
45,000	[1,3,4]	Online Resources Corp.	454,950
370,700	[1]	Online Resources Corp.	3,747,777
614,600	[1,2]	Onvia.com, Inc.	3,613,848
264,100	[1]	PROS Holdings, Inc.	3,084,688
500,000	[1]	Parametric Technology Corp.	8,715,000
136,200	[1,2]	Perfect World Co. Ltd., ADR	3,911,664
157,808	[1,2]	RADWARE Ltd.	1,560,721
101,000	[1]	Redecard SA	1,968,716
55,700	[1,3,4]	Redecard SA, GDR	2,171,186
505,800	[1,2]	Renesola Ltd.	4,210,298
104,300	[1,2]	Renesola Ltd., ADR	1,747,025
97,900	[1]	SI International, Inc.	2,245,826
239,668	[1]	SM&A Corp.	1,191,150
642,300	[1]	Solera Holdings, Inc.	16,577,763
323,000	[1]	SoundBite Communications, Inc.	1,314,610
360,500	[1,2]	Successfactors, Inc.	3,979,920
65,400	[1]	Switch & Data Facilities Co.	990,156
81,600	[1]	TNS, Inc.	1,876,800
207,500	[1]	Telecity Group PLC	970,208
348,928	[1]	ValueClick, Inc.	6,961,114
583,300	[1]	VanceInfo Technologies, Inc., ADR	4,993,048
7,500	[1]	Veraz Networks, Inc.	19,275
245,300	[1]	Virtusa Corp.	2,720,377
8,200	[1,2]	WebMD Health Corp., Class A	257,070
102,900	[1]	eBay, Inc.	3,219,741
2,179,900	[1,2]	iPass, Inc.	6,212,715
		TOTAL	260,514,918
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--2.6%
323,617	[2]	Cemex S.A. de C.V., ADR	$8,948,010
500,000	[2]	Eagle Materials, Inc.	18,140,000
48,800	[1]	Intrepid Potash, Inc.	2,317,512
133,000		Jubilant Organosys Ltd.	1,211,889
1,840,900		Nine Dragons Paper Holdings Ltd.	1,968,280
		TOTAL	32,585,691
		Telecommunication Services--3.4%
405,000	[1]	Bharti Airtel Ltd.	8,976,883
1,017,500	[1]	Gilat Satellite Networks	10,877,075
576,339	[1]	Maxcom Telecomunicaciones SA de CV, ADR	6,328,202
194,809		NTELOS Holdings Corp.	5,041,657
296,000	[1]	PAETEC Holding Corp.	2,282,160
462,500	[1]	Time Warner Telecom, Inc.	9,065,000
		TOTAL	42,570,977
		Utilities--1.6%
59,800	[1]	American Water Works Co., Inc.	1,259,986
52,600	[2]	Consolidated Water Co.	1,246,620
134,400		ITC Holdings Corp.	7,496,832
47,200		Northeast Utilities Co.	1,242,304
22,557,600	[1]	PNOC Energy Development Corp.	2,779,582
2,235,574	[1]	Rural Electrification Corp. Ltd.	6,745,623
		TOTAL	20,770,947
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,123,808,620)	1,240,378,808
		PREFERRED STOCK--0.4%
		Health Care--0.4%
5,400		Mylan Laboratories, Inc., Conv. Pfd., $62.11 Annual Dividend (IDENTIFIED COST $5,400,000)	5,033,556
		CORPORATE NOTE--0.0%
		Health Care--0.0%
$256,000	[3,4]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026 (IDENTIFIED COST $256,000)	102,400
Shares			Value
		EXCHANGE-TRADED FUND--0.3%
121,000	[2]	Ultrashort Oil & Gas Proshares ETF (IDENTIFIED COST $5,139,878)	$3,778,830
		MUTUAL FUND--20.2%
256,037,413	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	256,037,413
		TOTAL INVESTMENTS--118.6% (IDENTIFIED COST $1,390,641,911) [8]	1,505,331,007
		OTHER ASSETS AND LIABILITIES - NET--(18.6)% [9]	(236,516,794)
		TOTAL NET ASSETS--100%	$1,268,814,213

At April 30, 2008, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contract Sold:
5/2/2008	17,999 Swiss Franc	$ 17,318	$17,371	$(53)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and
Liabilities--Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to affiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $18,000,820, which represented 1.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $18,000,820, which represented 1.4% of total net assets.

5 Affiliated company.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $256,037,413 of investments in an affiliated issuer (Note 5) and $238,348,128 of securities loaned (identified cost $1,390,641,911)		$1,505,331,007
Cash		76,010
Cash denominated in foreign currencies (identified cost $25,567)		25,557
Income receivable		344,979
Receivable for investments sold		7,734,001
Receivable for shares sold		4,001,999
Other assets		4,759,440
TOTAL ASSETS		1,522,272,993
Liabilities:
Payable for investments purchased	$3,587,695
Payable for shares redeemed	2,915,886
Payable for collateral due to broker for securities loaned	245,547,054
Payable for foreign exchange contracts	53
Payable for distribution services fee (Note 5)	386,848
Payable for shareholder services fee (Note 5)	658,300
Accrued expenses	362,944
TOTAL LIABILITIES		253,458,780
Net assets for 56,090,307 shares outstanding		$1,268,814,213
Net Assets Consist of:
Paid-in capital		$1,146,267,717
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		115,162,624
Accumulated net realized gain on investments and foreign currency transactions		17,113,605
Accumulated net investment income (loss)		(9,729,733)
TOTAL NET ASSETS		$1,268,814,213

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($826,961,659 ÷ 36,201,891 shares outstanding), no par value, unlimited shares authorized	$22.84
Offering price per share (100/94.50 of $22.84) [1]	$24.17
Redemption proceeds per share	$22.84
Class B Shares:
Net asset value per share ($132,413,467 ÷ 5,968,390 shares outstanding), no par value, unlimited shares authorized	$22.19
Offering price per share	$22.19
Redemption proceeds per share (94.50/100 of $22.19) [1]	$20.97
Class C Shares:
Net asset value per share ($287,715,150 ÷ 12,969,092 shares outstanding), no par value, unlimited shares authorized	$22.18
Offering price per share	$22.18
Redemption proceeds per share (99.00/100 of $22.18) [1]	$21.96
Class K Shares:
Net asset value per share ($21,723,937 ÷ 950,934 shares outstanding), no par value, unlimited shares authorized	$22.84
Offering price per share	$22.84
Redemption proceeds per share	$22.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $210,649 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $59,122)		$3,139,146
Interest (including $2,763,694 of income on securities loaned)		2,772,174
TOTAL INCOME		5,911,320
Expenses:
Investment adviser fee (Note 5)	$9,332,020
Administrative personnel and services fee (Note 5)	513,412
Custodian fees	128,978
Transfer and dividend disbursing agent fees and expenses--Class A Shares	623,869
Transfer and dividend disbursing agent fees and expenses--Class B Shares	140,931
Transfer and dividend disbursing agent fees and expenses--Class C Shares	285,125
Transfer and dividend disbursing agent fees and expenses--Class K Shares	33,224
Directors'/Trustees' fees	6,566
Auditing fees	17,812
Legal fees	4,690
Portfolio accounting fees	99,107
Distribution services fee--Class A Shares (Note 5)	1,050,266
Distribution services fee--Class B Shares (Note 5)	545,488
Distribution services fee--Class C Shares (Note 5)	1,140,359
Distribution services fee--Class K Shares (Note 5)	49,962
Shareholder services fee--Class A Shares (Note 5)	1,027,268
Shareholder services fee--Class B Shares (Note 5)	181,829
Shareholder services fee--Class C Shares (Note 5)	374,976
Account administration fee--Class A Shares	5,183
Account administration fee--Class C Shares	205
Share registration costs	35,675
Printing and postage	78,275
Insurance premiums	4,887
Interest expense	27,288
Miscellaneous	5,170
TOTAL EXPENSES	15,712,565

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(920,127)
Waiver of administrative personnel and services fee	(14,496)
Waiver of distribution services fee--Class A Shares	(193,168)
Waiver of distribution services fee--Class K Shares	(30,306)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(279,694)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(81,639)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(155,525)
Fees paid indirectly for directed brokerage arrangements	(456)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(1,675,411)
Net expenses			$14,037,154
Net investment income (loss)			(8,125,834)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $427,855)			21,125,723
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(261,385,855)
Net realized and unrealized loss on investments and foreign currency transactions			(240,260,132)
Change in net assets resulting from operations			$(248,385,966)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(8,125,834)	$(18,147,328)
Net realized gain on investments and foreign currency transactions	21,125,723	60,517,180
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(261,385,855)	207,570,588
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(248,385,966)	249,940,440
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(29,029,160)	(35,257,737)
Class B Shares	(5,432,427)	(7,844,438)
Class C Shares	(11,037,351)	(12,836,913)
Class K Shares	(642,920)	(420,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,141,858)	(56,359,917)
Share Transactions:
Proceeds from sale of shares	198,708,386	443,574,721
Net asset value of shares issued to shareholders in payment of distributions declared	34,096,276	42,328,448
Cost of shares redeemed	(192,808,159)	(306,959,380)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,996,503	178,943,789
Change in net assets	(254,531,321)	372,524,312
Net Assets:
Beginning of period	1,523,345,534	1,150,821,222
End of period (including accumulated net investment income (loss) of $(9,729,733) and $(1,603,899), respectively)	$1,268,814,213	$1,523,345,534

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$238,348,128	$245,547,054

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,650,374	$156,725,387	12,181,825	$313,097,148
Shares issued to shareholders in payment of distributions declared	787,567	20,334,996	1,056,193	25,042,342
Shares redeemed	(5,588,197)	(131,626,656)	(8,512,495)	(218,837,666)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,849,744	$45,433,727	4,725,523	$119,301,824

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	222,376	$5,142,294	880,194	$22,007,675
Shares issued to shareholders in payment of distributions declared	190,507	4,789,335	299,486	6,957,051
Shares redeemed	(903,243)	(20,501,355)	(1,364,215)	(34,186,952)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(490,360)	$(10,569,726)	(184,535)	$(5,222,226)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,250,803	$29,002,247	3,733,620	$93,245,738
Shares issued to shareholders in payment of distributions declared	331,306	8,329,026	426,553	9,908,835
Shares redeemed	(1,656,362)	(37,665,696)	(1,923,699)	(48,501,823)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(74,253)	$(334,423)	2,236,474	$54,652,750

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	330,399	$7,838,458	595,009	$15,224,160
Shares issued to shareholders in payment of distributions declared	24,900	642,919	17,724	420,220
Shares redeemed	(130,093)	(3,014,452)	(207,561)	(5,432,939)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	225,206	$5,466,925	405,172	$10,211,441
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,510,337	$39,996,503	7,182,634	$178,943,789

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $1,390,641,911. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $114,689,096. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $306,380,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $191,691,007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $793,233 of its fee. In addition, an affiliate of the Adviser reimbursed $516,858 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $7,694,823.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,496 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $223,474 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $1,063,845 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $43,351 in sales charges from the sale of Class A Shares. FSC also retained $91 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,026 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $17,531 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $456 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $126,894. Transactions with the affiliated company during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	10,952,595	876,951,523	631,866,705	256,037,413	$256,037,413	$210,649

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$326,756,354
Sales	$358,987,523

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN SMALL CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

28534 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006 [1]		2005		2004		2003
Net Asset Value, Beginning of Period	$12.22		$12.69		$13.48		$13.48		$12.32		$10.77
Income From Investment Operations:
Net investment income	0.19	[2]	0.41	[2]	0.38		0.20		0.24	[2]	0.44
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.43)		(0.05)		0.31		1.26		1.57
TOTAL FROM INVESTMENT OPERATIONS	0.23		(0.02)		0.33		0.51		1.50		2.01
Less Distributions:
Distributions from net investment income	(0.35)		(0.45)		(0.32)		(0.32)		(0.34)		(0.40)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		(0.80)		(0.19)		--		(0.06)
TOTAL DISTRIBUTIONS	(0.35)		(0.45)		(1.12)		(0.51)		(0.34)		(0.46)
Net Asset Value, End of Period	$12.10		$12.22		$12.69		$13.48		$13.48		$12.32
Total Return [3]	1.81%		(0.18)%		2.64%		3.89%		12.29%		19.09%

Ratios to Average Net Assets:
Net expenses	1.22	% [4]	1.22	% [5]	1.22	% [5]	1.24	% [5]	1.23	% [5]	1.29	% [5]
Net investment income	3.04	% [4]	3.31%		3.09%		1.64%		1.83%		3.90%
Expense waiver/reimbursement [6]	0.04	% [4]	0.02%		0.01%		0.01%		0.01%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$991,259		$981,852		$1,498,881		$1,377,618		$997,231		$480,376
Portfolio turnover	111%		79%		124%		61%		85%		115%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.22%, 1.22%, 1.24%, 1.23% and 1.28% after taking into account these expense reductions for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$12.16		$12.63		$13.42		$13.42		$12.27		$10.74
Income From Investment Operations:
Net investment income	0.14	[2]	0.32	[2]	0.31		0.10		0.14	[2]	0.34
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.44)		(0.08)		0.31		1.25		1.57
TOTAL FROM INVESTMENT OPERATIONS	0.18		(0.12)		0.23		0.41		1.39		1.91
Less Distributions:
Distributions from net investment income	(0.30)		(0.35)		(0.22)		(0.22)		(0.24)		(0.32)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		(0.80)		(0.19)		--		(0.06)
TOTAL DISTRIBUTIONS	(0.30)		(0.35)		(1.02)		(0.41)		(0.24)		(0.38)
Net Asset Value, End of Period	$12.04		$12.16		$12.63		$13.42		$13.42		$12.27
Total Return [3]	1.37%		(0.96)%		1.88%		3.15%		11.46%		18.16%

Ratios to Average Net Assets:
Net expenses	1.97	% [4]	1.97	% [5]	1.97	% [5]	1.99	% [5]	1.98	% [5]	2.04	% [5]
Net investment income	2.31	% [4]	2.56%		2.34%		0.89%		1.08%		3.14%
Expense waiver/reimbursement [6]	0.04	% [4]	0.02%		0.01%		0.00	% [7]	0.01%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$264,561		$291,938		$419,028		$459,181		$391,890		$248,695
Portfolio turnover	111%		79%		124%		61%		85%		115%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.97%, 1.97%, 1.99%, 1.98% and 2.03% after taking into account these expense reductions for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$12.13		$12.60		$13.39		$13.40		$12.25		$10.73
Income From Investment Operations:
Net investment income	0.14	[2]	0.32	[2]	0.29		0.12		0.14	[2]	0.32
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04		(0.44)		(0.05)		0.29		1.26		1.58
TOTAL FROM INVESTMENT OPERATIONS	0.18		(0.12)		0.24		0.41		1.40		1.90
Less Distributions:
Distributions from net investment income	(0.30)		(0.35)		(0.23)		(0.23)		(0.25)		(0.32)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		(0.80)		(0.19)		--		(0.06)
TOTAL DISTRIBUTIONS	(0.30)		(0.35)		(1.03)		(0.42)		(0.25)		(0.38)
Net Asset Value, End of Period	$12.01		$12.13		$12.60		$13.39		$13.40		$12.25
Total Return [3]	1.37%		(0.96)%		1.91%		3.10%		11.54%		18.11%

Ratios to Average Net Assets:
Net expenses	1.97	% [4]	1.97	% [5]	1.97	% [5]	1.99	% [5]	1.98	% [5]	2.04	% [5]
Net investment income	2.29	% [4]	2.56%		2.35%		0.89%		1.07%		3.04%
Expense waiver/reimbursement [6]	0.04	% [4]	0.02%		0.01%		0.00	% [7]	0.01%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$587,960		$651,388		$991,565		$879,348		$554,661		$189,539
Portfolio turnover	111%		79%		124%		61%		85%		115%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.97%, 1.97%, 1.99%, 1.98% and 2.03% after taking into account these expense reductions for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,018.10	$6.12
Class B Shares	$1,000	$1,013.70	$9.86
Class C Shares	$1,000	$1,013.70	$9.86
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.12
Class B Shares	$1,000	$1,015.07	$9.87
Class C Shares	$1,000	$1,015.07	$9.87

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

	Percentage of Total Net Assets
U.S. Equity/Hybrid Securities [2]	19.2%
U.S. Fixed-Income Securities	12.7%
International Equity/Hybrid Securities [2]	9.8%
Put Options	7.2%
Commodity-Linked Notes	1.2%
Derivative Contracts [3]	(0.0	)% [4]
Cash Equivalents [5]	52.7%
Other Assets and Liabilities--Net [6]	(2.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative on a Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value In U.S. Dollars
		COMMON STOCKS--16.5%
		Aerospace & Defense--0.8%
395,200	[1]	Ceradyne, Inc.	$15,396,992
		Energy Equipment & Services--1.0%
290,000	[1]	Unit Corp.	18,417,900
		Life Sciences Tools & Services--1.0%
1,705,000	[1]	Affymetrix, Inc.	18,601,550
		Metals & Mining--4.1%
650,000		Barrick Gold Corp.	25,103,000
3,300,000	[1]	Coeur d'Alene Mines Corp.	10,131,000
255,000		Goldcorp, Inc., Class A	9,108,600
500,000	[1]	Kinross Gold Corp.	9,455,000
200,000		Newmont Mining Corp.	8,842,000
1,000,000		Yamana Gold, Inc.	12,820,000
		TOTAL	75,459,600
		Oil Gas & Consumable Fuels--2.0%
370,000		Enerplus Resources Fund	16,613,000
1,920,000		Western Refining, Inc.	19,219,200
		TOTAL	35,832,200
		Pharmaceuticals--3.1%
1,975,000		Chugai Pharmaceutical Co. Ltd.	27,585,311
830,000		Mitsubishi Tanabe Pharma Corp.	9,945,477
925,000	[1]	Sepracor, Inc.	19,933,750
		TOTAL	57,464,538
		Semiconductors & Semiconductor Equipment--2.6%
365,000		Rohm Co.	25,644,157
333,700		Tokyo Electron Ltd.	21,532,608
		TOTAL	47,176,765
		Software--0.4%
625,000	[1]	Cadence Design Systems, Inc.	6,956,250
Shares or Principal Amount			Value In U.S. Dollars
		COMMON STOCKS--continued
		Specialty Retail--0.3%
450,000		RadioShack Corp.	$6,255,000
		Wireless Telecommunication Services--1.2%
15,654		NTT DoCoMo, Inc.	23,156,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $306,307,369)	304,717,245
		HYBRID NOTES--13.7%
		Communications Equipment--1.2%
$1,013,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Telefonaktiebolaget LM Ericsson)	22,146,206
		Diversified Consumer Services--1.0%
1,059,000	[2,3]	Merrill Lynch & Co., Inc., PERCS (Career Education Corp.)	18,982,575
		Food Products--1.6%
288,700		Citigroup Funding, Inc., - Elks, PERCS (Bunge Ltd.)	28,600,181
		Internet & Catalog Retail--1.6%
685,000	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	10,394,875
1,237,100	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	18,618,355
		TOTAL	29,013,230
		Metals & Mining--3.4%
4,880,200	[2,3]	Lehman Brothers, Inc., PERCS (Coeur d'Alone Mines Corp.)	16,299,868
1,785,100	[2,3]	Merrill Lynch & Co., Inc., PERCS (Gold Fields Ltd., ADR)	25,259,165
17,000,000	[2,3]	Morgan Stanley Commodity Linked Note, 5.26%, 8/4/2008	21,114,680
		TOTAL	62,673,713
		Oil Gas & Consumable Fuels--1.7%
589,100		Citigroup Funding, Inc., PERCS (Tesoro Petroleum Corp.)	17,172,795
468,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Tesoro Petroleum Corp.)	13,629,564
		TOTAL	30,802,359
		Personal Products--1.1%
825,000		Credit Suisse First Boston, NY, PERCS (NBTY, Inc.)	20,880,750
		Software--1.1%
1,854,000	[2,3]	Lehman Brothers, Inc., PERCS (Cadence Design Systems, Inc.)	19,429,920
		Specialty Retail--1.0%
1,380,000		Credit Suisse First Boston, NY, PERCS (RadioShack Corp.)	19,306,200
		TOTAL HYBRID NOTES (IDENTIFIED COST $258,659,562)	251,835,134
Principal Amount or Shares			Value In U.S. Dollars
		U.S. TREASURY--12.7%
$79,982,250		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	$84,674,960
50,000,000	[4]	United States Treasury Bill 1.58%, 10/16/2008	49,613,515
100,000,000	[4]	United States Treasury Bill 1.35%, 9/25/2008	99,347,880
		TOTAL U.S. TREASURY (IDENTIFIED COST $231,708,094)	233,636,355
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--7.2%
		Capital Markets--0.2%
8,000	[1]	Lehman Brothers Holdings, Inc., Strike Price $40, Expiration Date 7/19/2008	2,176,000
6,500	[1]	Merrill Lynch & Co., Inc., Strike Price $45, Expiration Date 7/19/2008	1,394,250
		TOTAL	3,570,250
		Commercial Banks--0.3%
5,990	[1]	Wells Fargo & Co., Strike Price $37.50, Expiration Date 10/18/2008	5,061,550
		Communications Equipment--0.1%
2,400	[1]	Research in Motion Ltd., Strike Price $115, Expiration Date 6/21/2008	1,326,000
		Diversified Financial Services--0.4%
7,200	[1]	Citigroup, Inc., Strike Price $30, Expiration Date 9/20/2008	4,140,000
6,500	[1]	Moody's Corp., Strike Price $40, Expiration Date 8/16/2008	3,315,000
		TOTAL	7,455,000
		Energy Equipment and Services--0.1%
2,900	[1]	Oil Service Holders Trust, Strike Price $190, Expiration Date 7/19/2008	2,544,750
		Exchange-Traded Funds--3.1%
223,000		UltraShort Financials ProShares	22,580,980
200,000		UltraShort FTSE/Xinhua China 25 ProShares	12,700,000
110,000		UltraShort MSCI Emerging Markets ProShares	7,471,200
175,000		UltraShort Real Estate ProShares	15,137,500
		TOTAL	57,889,680
		Health Care Providers & Services--0.2%
4,300	[1]	Express Scripts, Inc., Strike Price $75, Expiration Date 8/16/2008	3,504,500
		Hotels Restaurants & Leisure--0.2%
4,000	[1]	GameStop Corp., Strike Price $55, Expiration Date 1/17/2009	3,140,000
Shares			Value In U.S. Dollars
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--continued
		Index Put Options--1.5%
18,600	[1]	iShares Lehman 20+ Year Treasury Bond Fund, Strike Price $96, Expiration Date 9/20/2008	$11,067,000
5,200	[1]	iShares MSCI Brazil, Strike Price $75, Expiration Date 9/20/2008	1,443,000
2,000	[1]	iShares MSCI Emerging Market, Strike Price $160, Expiration Date 1/17/2009	4,685,000
3,900	[1]	iShares MSCI Emerging Market, Strike Price $145, Expiration Date 1/17/2009	5,976,750
3,000	[1]	iShares MSCI Emerging Market, Strike Price $140, Expiration Date 9/20/2008	2,655,000
9,200	[1]	iShares MSCI Mexico Index Fund, Strike Price $57, Expiration Date 6/21/2008	1,955,000
		TOTAL	27,781,750
		Internet & Catalog Retail--0.2%
4,000	[1]	Amazon.com, Inc., Strike Price $70, Expiration Date 7/19/2008	1,044,000
1,694	[1]	Priceline.com, Inc., Strike Price $140, Expiration Date 7/19/2008	3,472,700
		TOTAL	4,516,700
		Oil, Gas & Consumable Fuels--0.1%
5,300	[1]	Energy Select Sector SPDR, Strike Price $79, Expiration Date 6/21/2008	1,340,900
		Road & Rail--0.4%
4,250	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 1/17/2009	2,295,000
11,500	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 8/16/2008	4,427,500
		TOTAL	6,722,500
		Semiconductors & Semiconductor Equipment--0.3%
14,300	[1]	Applied Materials, Inc., Strike Price $22.50, Expiration Date 7/19/2008	5,720,000
		Wireless Telecommunication Services--0.1%
13,000	[1]	American Tower Systems Corp., Strike Price $42.50, Expiration Date 7/19/2008	2,437,500
		TOTAL PURCHASED OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $185,615,753)	133,011,080
Foreign Par Amount or Shares			Value In U.S. Dollars
		GOVERNMENTS/AGENCIES--0.0%
1		South Africa, Government of, Bond, 10.00%, 2/28/2009 (IDENTIFIED COST $0)	$0
		MUTUAL FUND--52.7%
972,110,712	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	972,110,712
		TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $1,954,401,490) [7]	1,895,310,526
		OTHER ASSETS AND LIABILITIES - NET--(2.8%) [8]	(51,040,181)
		TOTAL NET ASSETS--100%	$1,844,270,345

At April 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/13/2008	136,352,118 CAD	14,976,234,925 JPY	$1,274,124
5/13/2008	8,429,989,325 JPY	73,085,000 CAD	$3,521,264
5/13/2008	6,546,245,600 JPY	59,300,000 CAD	$2,835,738
5/20/2008	15,982,837 CAD	$15,859,608	$ 7,505
5/20/2008	63,241,990 CAD	$62,714,560	$ 69,525
5/20/2008	69,930,189 CAD	$69,457,875	$ (34,016)
6/4/2008	37,333,464 GBP	$72,728,574	$1,321,566
6/4/2008	4,047,894,468 JPY	25,191,489 Euro	$2,196,169
6/4/2008	1,906,873,723 JPY	11,808,511 Euro	$ 691,808
6/4/2008	37,638,856 Euro	5,954,768,191 JPY	$ 135,697
7/7/2008	2,378,108,000 JPY	$23,000,000	$ (37,760)
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/1/2008	328,586,317 JPY	$3,145,405	$ (14,534)
5/13/2008	59,300,000 CAD	6,546,245,600 JPY	$ 1,296,203
5/13/2008	73,085,000 CAD	8,429,989,325 JPY	$ 5,055,290
5/13/2008	14,976,234,925 JPY	136,352,118 CAD	$(10,043,960)
5/20/2008	69,930,189 CAD	$68,710,576	$ (713,283)
5/20/2008	79,224,827 CAD	$77,730,840	$ (920,359)
6/4/2008	25,191,489 Euro	4,047,894,468 JPY	$ (2,457,435)
6/4/2008	51,775,824 Euro	$76,374,000	$ (4,347,491)
6/4/2008	18,500,000 Euro	$27,003,895	$ (1,838,670)
6/4/2008	11,808,511 Euro	1,906,873,723 JPY	$ (723,456)
6/4/2008	18,500,000 Euro	$27,122,758	$ (1,719,808)
6/4/2008	37,333,464 GBP	$76,374,000	$ 2,323,860
6/4/2008	5,954,768,191 JPY	37,638,856 Euro	$ 1,153,231
7/7/2008	7,168,620,214 JPY	$70,143,055	$ 925,181
7/7/2008	3,943,715,327 JPY	$38,968,364	$ 889,126
7/7/2008	2,652,000,000 JPY	$26,478,165	$ 871,312
5/7/2008	379,456,591 JPY	$3,623,327	$ (27,467)
11/3/2008	27,300,000 GBP	$53,295,333	$ (284,507)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 1,404,853

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities--Net."

At April 30, 2008, the Fund had the following outstanding written put option contracts:

Security		Expiration Date	Exercise Price	Contracts	Value
[1]	Barrick Gold Corp.	July 2008	$ 40	4,550	$1,751,750
[1]	Radioshack Corp.	July 2008	$17.50	5,500	$2,090,000
[1]	Tesoro Petroleum Corp.	August 2008	$ 25	3,500	$1,207,500
[1]	Tesoro Petroleum Corp.	August 2008	$ 30	3,500	$2,327,500
	(PREMIUMS RECEIVED $5,564,904)				$7,376,750

Value of Written Put Options Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $165,875,208, which represented 9.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $165,875,208, which represented 9.0% of total net assets.

4 Discount rate at time of purchase.

5 7-Day net yield.

6 Affiliated company.

7 The cost of investments for federal tax purposes amounts to $1,954,701,413.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollars
GBP	--Great Britain Pound
JPY	--Japanese Yen
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value, including $972,110,712 of an investment in an affiliated issuer (Note 5) (identified cost $1,954,401,490)		$1,895,310,526
Cash denominated in foreign currencies (identified cost $402,953)		407,140
Receivable for foreign exchange contracts		24,567,599
Receivable for investments sold		8,554,978
Income receivable		5,043,674
Receivable for shares sold		3,538,771
TOTAL ASSETS		1,937,422,688
Liabilities:
Payable for investments purchased	$54,124,683
Payable for foreign exchange contracts	23,162,746
Options written, at value (premiums $5,564,904)	7,376,750
Payable for shares redeemed	6,134,177
Payable for shareholder services fee (Note 5)	984,183
Payable for distribution services fee (Note 5)	536,430
Accrued expenses	833,374
TOTAL LIABILITIES		93,152,343
Net Assets for 152,910,336 shares outstanding		$1,844,270,345
Net Assets Consist of:
Paid-in capital		$1,942,219,963
Net unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency		(59,446,971)
Accumulated net realized loss on investments, options and foreign currency translations		(32,102,234)
Distributions in excess of net investment income		(6,400,413)
TOTAL NET ASSETS		$1,844,270,345

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($991,258,676/81,951,139 shares outstanding), no par value, unlimited shares authorized	$12.10
Offering price per share (100/94.50 of $12.10) [1]	$12.80
Redemption proceeds per share	$12.10
Class B Shares:
Net asset value per share ($264,560,881/21,969,657 shares outstanding), no par value, unlimited shares authorized	$12.04
Offering price per share	$12.04
Redemption proceeds per share (94.50/100 of $12.04) [1]	$11.38
Class C Shares:
Net asset value per share ($587,959,805/48,948,998 shares outstanding), no par value, unlimited shares authorized	$12.01
Offering price per share	$12.01
Redemption proceeds per share (99.00/100 of $12.01) [1]	$11.89
Institutional Shares:
Net asset value per share ($490,983/40,542 shares outstanding), no par value, unlimited shares authorized	$12.11
Offering price per share	$12.11
Redemption proceeds per share	$12.11

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $17,001,544 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $762,738)		$30,880,884
Interest		8,996,733
TOTAL INCOME		39,877,617
Expenses:
Investment adviser fee (Note 5)	$7,023,008
Administrative personnel and services fee (Note 5)	733,980
Custodian fees	74,892
Transfer and dividend disbursing agent fees and expenses	1,278,775
Directors'/Trustees' fees	12,926
Auditing fees	17,481
Legal fees	26,457
Portfolio accounting fees	96,840
Distribution services fee--Class B Shares (Note 5)	1,049,174
Distribution services fee--Class C Shares (Note 5)	2,325,590
Shareholder services fee--Class A Shares (Note 5)	1,205,592
Shareholder services fee--Class B Shares (Note 5)	349,725
Shareholder services fee--Class C Shares (Note 5)	770,809
Account administration fee--Class A Shares	1,062
Account administration fee--Class C Shares	258
Share registration costs	30,313
Printing and postage	137,341
Insurance premiums	7,330
Miscellaneous	5,824
TOTAL EXPENSES	15,147,377

Statement of Operations - continued

Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(366,492)
Waiver of administrative personnel and services fee	(20,596)
TOTAL WAIVER AND REIMBURSEMENT		$(387,088)
Net expenses			$14,760,289
Net investment income			25,117,328
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			54,059,217
Net realized gain on written options			1,271,889
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(49,355,672)
Net change in unrealized depreciation on written options			(1,811,846)
Net realized and unrealized gain on investments, options and foreign currency transactions			4,163,588
Change in net assets resulting from operations			$29,280,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,117,328	$72,977,236
Net realized gain (loss) on investments, options and foreign currency transactions	55,331,106	(52,721,705)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(51,167,518)	(36,625,962)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,280,916	(16,370,431)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,329,880)	(45,534,567)
Class B Shares	(6,732,585)	(10,236,324)
Class C Shares	(14,867,515)	(24,268,906)
Institutional Shares	(10,992)	(4,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,940,972)	(80,043,986)
Share Transactions:
Proceeds from sale of shares	317,752,625	504,704,857
Net asset value of shares issued to shareholders in payment of distributions declared	37,442,609	60,580,041
Cost of shares redeemed	(416,927,168)	(1,452,681,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,731,934)	(887,396,584)
Change in net assets	(81,391,990)	(983,811,001)
Net Assets:
Beginning of period	1,925,662,335	2,909,473,336
End of period (including undistributed (distributions in excess of) net investment income of $(6,400,413) and $17,423,231, respectively)	$1,844,270,345	$1,925,662,335

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

Effective June 29, 2007, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2008, the Fund had a realized gain of $1,271,889 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	--	$--
Contracts written	20,150	10,610,474
Contracts bought back	(3,100)	(5,045,570)
Outstanding at April 30, 2008	17,050	$5,564,904

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,226,504	$241,076,122	26,877,662	$336,652,453
Shares issued to shareholders in payment of distributions declared	1,773,815	21,667,289	2,858,742	35,604,411
Shares redeemed	(19,386,451)	(240,895,911)	(67,495,963)	(839,747,517)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,613,868	$21,847,500	(37,759,559)	$(467,490,653)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,111,060	$13,826,130	2,044,633	$25,516,583
Shares issued to shareholders in payment of distributions declared	455,576	5,536,569	679,473	8,431,672
Shares redeemed	(3,602,801)	(44,596,546)	(11,900,557)	(147,302,844)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,036,165)	$(25,233,847)	(9,176,451)	$(113,354,589)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,050,007	$62,636,330	11,393,902	$142,032,718
Shares issued to shareholders in payment of distributions declared	843,946	10,231,497	1,335,860	16,541,350
Shares redeemed	(10,641,919)	(131,221,737)	(37,744,965)	(465,614,422)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,747,966)	$(58,353,910)	(25,015,203)	$(307,040,354)

	Six Months Ended 4/30/2008		Period Ended 10/31/2007 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,369	$214,043	40,738	$503,103
Shares issued to shareholders in payment of distributions declared	594	7,254	215	2,608
Shares redeemed	(17,004)	(212,974)	(1,370)	(16,699)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	959	$8,323	39,583	$489,012
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,169,304)	$(61,731,934)	(71,911,630)	$(887,396,584)

1 Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $1,954,701,413. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and written options contracts was $59,390,887. This consists of net unrealized appreciation/depreciation from investments for those securities having an excess of value over cost of $29,516,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,907,570.

At October 31, 2007, the Fund had a capital loss carryforward of $126,848,421 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$35,423,430
2015	$91,424,991

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $779,756.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,596 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $344,806 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on December 31, 2007. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2008, FSC did not retain any sales charges from the sale of Class A Shares. FSC retained $20,812 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,001 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were not reduced under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

TRANSACTIONS WITH AFFILIATED COMPANIES

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $366,492. Transactions with the affiliated company during the six months ended April 30, 2008 are as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	633,564,638	1,239,648,554	901,102,480	972,110,712	$972,110,712	$17,001,544

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$ 981,653,575
Sales	$1,498,462,094

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities ( collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008	Period Ended 10/31/2007	[1]
Net Asset Value, Beginning of Period	$12.23	$12.16
Income From Investment Operations:
Net investment income [2]	0.21	0.17
Net realized and unrealized gain on investments, options and foreign currency transactions	0.02	0.00	[3]
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.17
Less Distributions:
Distributions from net investment income	(0.35)	(0.10)
Net Asset Value, End of Period	$12.11	$12.23
Total Return [4]	1.91%	1.43%

Ratios to Average Net Assets:
Net expenses [5]	0.97%	0.97	% [6]
Net investment income [5]	3.47%	4.30%
Expense waiver/reimbursement [5,7]	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 491	$484
Portfolio turnover	111%	79	% [8]

1 Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.97% after taking into account this expense reduction for the period ended October 31, 2007.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,019.10	$4.87
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.04	$4.87

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

	Percentage of Total Net Assets
U.S. Equity/Hybrid Securities [2]	19.2%
U.S. Fixed-Income Securities	12.7%
International Equity/Hybrid Securities [2]	9.8%
Put Options	7.2%
Commodity-Linked Notes	1.2%
Derivative Contracts [3]	(0.0	)% [4]
Cash Equivalents [5]	52.7%
Other Assets and Liabilities--Net [6]	(2.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative on a Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Represents less than 0.1%.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value In U.S. Dollars
		COMMON STOCKS--16.5%
		Aerospace & Defense--0.8%
395,200	[1]	Ceradyne, Inc.	$15,396,992
		Energy Equipment & Services--1.0%
290,000	[1]	Unit Corp.	18,417,900
		Life Sciences Tools & Services--1.0%
1,705,000	[1]	Affymetrix, Inc.	18,601,550
		Metals & Mining--4.1%
650,000		Barrick Gold Corp.	25,103,000
3,300,000	[1]	Coeur d'Alene Mines Corp.	10,131,000
255,000		Goldcorp, Inc., Class A	9,108,600
500,000	[1]	Kinross Gold Corp.	9,455,000
200,000		Newmont Mining Corp.	8,842,000
1,000,000		Yamana Gold, Inc.	12,820,000
		TOTAL	75,459,600
		Oil Gas & Consumable Fuels--2.0%
370,000		Enerplus Resources Fund	16,613,000
1,920,000		Western Refining, Inc.	19,219,200
		TOTAL	35,832,200
		Pharmaceuticals--3.1%
1,975,000		Chugai Pharmaceutical Co. Ltd.	27,585,311
830,000		Mitsubishi Tanabe Pharma Corp.	9,945,477
925,000	[1]	Sepracor, Inc.	19,933,750
		TOTAL	57,464,538
		Semiconductors & Semiconductor Equipment--2.6%
365,000		Rohm Co.	25,644,157
333,700		Tokyo Electron Ltd.	21,532,608
		TOTAL	47,176,765
		Software--0.4%
625,000	[1]	Cadence Design Systems, Inc.	6,956,250
Shares or Principal Amount			Value In U.S. Dollars
		COMMON STOCKS--continued
		Specialty Retail--0.3%
450,000		RadioShack Corp.	$6,255,000
		Wireless Telecommunication Services--1.2%
15,654		NTT DoCoMo, Inc.	23,156,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $306,307,369)	304,717,245
		HYBRID NOTES--13.7%
		Communications Equipment--1.2%
$1,013,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Telefonaktiebolaget LM Ericsson)	22,146,206
		Diversified Consumer Services--1.0%
1,059,000	[2,3]	Merrill Lynch & Co., Inc., PERCS (Career Education Corp.)	18,982,575
		Food Products--1.6%
288,700		Citigroup Funding, Inc., - Elks, PERCS (Bunge Ltd.)	28,600,181
		Internet & Catalog Retail--1.6%
685,000	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	10,394,875
1,237,100	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	18,618,355
		TOTAL	29,013,230
		Metals & Mining--3.4%
4,880,200	[2,3]	Lehman Brothers, Inc., PERCS (Coeur d'Alone Mines Corp.)	16,299,868
1,785,100	[2,3]	Merrill Lynch & Co., Inc., PERCS (Gold Fields Ltd., ADR)	25,259,165
17,000,000	[2,3]	Morgan Stanley Commodity Linked Note, 5.26%, 8/4/2008	21,114,680
		TOTAL	62,673,713
		Oil Gas & Consumable Fuels--1.7%
589,100		Citigroup Funding, Inc., PERCS (Tesoro Petroleum Corp.)	17,172,795
468,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Tesoro Petroleum Corp.)	13,629,564
		TOTAL	30,802,359
		Personal Products--1.1%
825,000		Credit Suisse First Boston, NY, PERCS (NBTY, Inc.)	20,880,750
		Software--1.1%
1,854,000	[2,3]	Lehman Brothers, Inc., PERCS (Cadence Design Systems, Inc.)	19,429,920
		Specialty Retail--1.0%
1,380,000		Credit Suisse First Boston, NY, PERCS (RadioShack Corp.)	19,306,200
		TOTAL HYBRID NOTES (IDENTIFIED COST $258,659,562)	251,835,134
Principal Amount or Shares			Value In U.S. Dollars
		U.S. TREASURY--12.7%
$79,982,250		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	$84,674,960
50,000,000	[4]	United States Treasury Bill 1.58%, 10/16/2008	49,613,515
100,000,000	[4]	United States Treasury Bill 1.35%, 9/25/2008	99,347,880
		TOTAL U.S. TREASURY (IDENTIFIED COST $231,708,094)	233,636,355
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--7.2%
		Capital Markets--0.2%
8,000	[1]	Lehman Brothers Holdings, Inc., Strike Price $40, Expiration Date 7/19/2008	2,176,000
6,500	[1]	Merrill Lynch & Co., Inc., Strike Price $45, Expiration Date 7/19/2008	1,394,250
		TOTAL	3,570,250
		Commercial Banks--0.3%
5,990	[1]	Wells Fargo & Co., Strike Price $37.50, Expiration Date 10/18/2008	5,061,550
		Communications Equipment--0.1%
2,400	[1]	Research in Motion Ltd., Strike Price $115, Expiration Date 6/21/2008	1,326,000
		Diversified Financial Services--0.4%
7,200	[1]	Citigroup, Inc., Strike Price $30, Expiration Date 9/20/2008	4,140,000
6,500	[1]	Moody's Corp., Strike Price $40, Expiration Date 8/16/2008	3,315,000
		TOTAL	7,455,000
		Energy Equipment and Services--0.1%
2,900	[1]	Oil Service Holders Trust, Strike Price $190, Expiration Date 7/19/2008	2,544,750
		Exchange-Traded Funds--3.1%
223,000		UltraShort Financials ProShares	22,580,980
200,000		UltraShort FTSE/Xinhua China 25 ProShares	12,700,000
110,000		UltraShort MSCI Emerging Markets ProShares	7,471,200
175,000		UltraShort Real Estate ProShares	15,137,500
		TOTAL	57,889,680
		Health Care Providers & Services--0.2%
4,300	[1]	Express Scripts, Inc., Strike Price $75, Expiration Date 8/16/2008	3,504,500
		Hotels Restaurants & Leisure--0.2%
4,000	[1]	GameStop Corp., Strike Price $55, Expiration Date 1/17/2009	3,140,000
Shares			Value In U.S. Dollars
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--continued
		Index Put Options--1.5%
18,600	[1]	iShares Lehman 20+ Year Treasury Bond Fund, Strike Price $96, Expiration Date 9/20/2008	$11,067,000
5,200	[1]	iShares MSCI Brazil, Strike Price $75, Expiration Date 9/20/2008	1,443,000
2,000	[1]	iShares MSCI Emerging Market, Strike Price $160, Expiration Date 1/17/2009	4,685,000
3,900	[1]	iShares MSCI Emerging Market, Strike Price $145, Expiration Date 1/17/2009	5,976,750
3,000	[1]	iShares MSCI Emerging Market, Strike Price $140, Expiration Date 9/20/2008	2,655,000
9,200	[1]	iShares MSCI Mexico Index Fund, Strike Price $57, Expiration Date 6/21/2008	1,955,000
		TOTAL	27,781,750
		Internet & Catalog Retail--0.2%
4,000	[1]	Amazon.com, Inc., Strike Price $70, Expiration Date 7/19/2008	1,044,000
1,694	[1]	Priceline.com, Inc., Strike Price $140, Expiration Date 7/19/2008	3,472,700
		TOTAL	4,516,700
		Oil, Gas & Consumable Fuels--0.1%
5,300	[1]	Energy Select Sector SPDR, Strike Price $79, Expiration Date 6/21/2008	1,340,900
		Road & Rail--0.4%
4,250	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 1/17/2009	2,295,000
11,500	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 8/16/2008	4,427,500
		TOTAL	6,722,500
		Semiconductors & Semiconductor Equipment--0.3%
14,300	[1]	Applied Materials, Inc., Strike Price $22.50, Expiration Date 7/19/2008	5,720,000
		Wireless Telecommunication Services--0.1%
13,000	[1]	American Tower Systems Corp., Strike Price $42.50, Expiration Date 7/19/2008	2,437,500
		TOTAL PURCHASED OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $185,615,753)	133,011,080
Foreign Par Amount or Shares			Value In U.S. Dollars
		GOVERNMENTS/AGENCIES--0.0%
1		South Africa, Government of, Bond, 10.00%, 2/28/2009 (IDENTIFIED COST $0)	$0
		MUTUAL FUND--52.7%
972,110,712	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	972,110,712
		TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $1,954,401,490) [7]	1,895,310,526
		OTHER ASSETS AND LIABILITIES - NET--(2.8%) [8]	(51,040,181)
		TOTAL NET ASSETS--100%	$1,844,270,345

At April 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/13/2008	136,352,118 CAD	14,976,234,925 JPY	$1,274,124
5/13/2008	8,429,989,325 JPY	73,085,000 CAD	$3,521,264
5/13/2008	6,546,245,600 JPY	59,300,000 CAD	$2,835,738
5/20/2008	15,982,837 CAD	$15,859,608	$ 7,505
5/20/2008	63,241,990 CAD	$62,714,560	$ 69,525
5/20/2008	69,930,189 CAD	$69,457,875	$ (34,016)
6/4/2008	37,333,464 GBP	$72,728,574	$1,321,566
6/4/2008	4,047,894,468 JPY	25,191,489 Euro	$2,196,169
6/4/2008	1,906,873,723 JPY	11,808,511 Euro	$ 691,808
6/4/2008	37,638,856 Euro	5,954,768,191 JPY	$ 135,697
7/7/2008	2,378,108,000 JPY	$23,000,000	$ (37,760)
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/1/2008	328,586,317 JPY	$3,145,405	$ (14,534)
5/13/2008	59,300,000 CAD	6,546,245,600 JPY	$ 1,296,203
5/13/2008	73,085,000 CAD	8,429,989,325 JPY	$ 5,055,290
5/13/2008	14,976,234,925 JPY	136,352,118 CAD	$(10,043,960)
5/20/2008	69,930,189 CAD	$68,710,576	$ (713,283)
5/20/2008	79,224,827 CAD	$77,730,840	$ (920,359)
6/4/2008	25,191,489 Euro	4,047,894,468 JPY	$ (2,457,435)
6/4/2008	51,775,824 Euro	$76,374,000	$ (4,347,491)
6/4/2008	18,500,000 Euro	$27,003,895	$ (1,838,670)
6/4/2008	11,808,511 Euro	1,906,873,723 JPY	$ (723,456)
6/4/2008	18,500,000 Euro	$27,122,758	$ (1,719,808)
6/4/2008	37,333,464 GBP	$76,374,000	$ 2,323,860
6/4/2008	5,954,768,191 JPY	37,638,856 Euro	$ 1,153,231
7/7/2008	7,168,620,214 JPY	$70,143,055	$ 925,181
7/7/2008	3,943,715,327 JPY	$38,968,364	$ 889,126
7/7/2008	2,652,000,000 JPY	$26,478,165	$ 871,312
5/7/2008	379,456,591 JPY	$3,623,327	$ (27,467)
11/3/2008	27,300,000 GBP	$53,295,333	$ (284,507)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 1,404,853

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities--Net."

At April 30, 2008, the Fund had the following outstanding written put option contracts:

Security		Expiration Date	Exercise Price	Contracts	Value
[1]	Barrick Gold Corp.	July 2008	$ 40	4,550	$1,751,750
[1]	Radioshack Corp.	July 2008	$17.50	5,500	$2,090,000
[1]	Tesoro Petroleum Corp.	August 2008	$ 25	3,500	$1,207,500
[1]	Tesoro Petroleum Corp.	August 2008	$ 30	3,500	$2,327,500
	(PREMIUMS RECEIVED $5,564,904)				$7,376,750

Value of Written Put Options Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $165,875,208, which represented 9.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $165,875,208, which represented 9.0% of total net assets.

4 Discount rate at time of purchase.

5 7-Day net yield.

6 Affiliated company.

7 The cost of investments for federal tax purposes amounts to $1,954,701,413.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollars
GBP	--Great Britain Pound
JPY	--Japanese Yen
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value, including $972,110,712 of an investment in an affiliated issuer (Note 5) (identified cost $1,954,401,490)		$1,895,310,526
Cash denominated in foreign currencies (identified cost $402,953)		407,140
Receivable for foreign exchange contracts		24,567,599
Receivable for investments sold		8,554,978
Income receivable		5,043,674
Receivable for shares sold		3,538,771
TOTAL ASSETS		1,937,422,688
Liabilities:
Payable for investments purchased	$54,124,683
Payable for foreign exchange contracts	23,162,746
Options written, at value (premiums $5,564,904)	7,376,750
Payable for shares redeemed	6,134,177
Payable for shareholder services fee (Note 5)	984,183
Payable for distribution services fee (Note 5)	536,430
Accrued expenses	833,374
TOTAL LIABILITIES		93,152,343
Net Assets for 152,910,336 shares outstanding		$1,844,270,345
Net Assets Consist of:
Paid-in capital		$1,942,219,963
Net unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency		(59,446,971)
Accumulated net realized loss on investments, options and foreign currency translations		(32,102,234)
Distributions in excess of net investment income		(6,400,413)
TOTAL NET ASSETS		$1,844,270,345

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($991,258,676/81,951,139 shares outstanding), no par value, unlimited shares authorized	$12.10
Offering price per share (100/94.50 of $12.10) [1]	$12.80
Redemption proceeds per share	$12.10
Class B Shares:
Net asset value per share ($264,560,881/21,969,657 shares outstanding), no par value, unlimited shares authorized	$12.04
Offering price per share	$12.04
Redemption proceeds per share (94.50/100 of $12.04) [1]	$11.38
Class C Shares:
Net asset value per share ($587,959,805/48,948,998 shares outstanding), no par value, unlimited shares authorized	$12.01
Offering price per share	$12.01
Redemption proceeds per share (99.00/100 of $12.01) [1]	$11.89
Institutional Shares:
Net asset value per share ($490,983/40,542 shares outstanding), no par value, unlimited shares authorized	$12.11
Offering price per share	$12.11
Redemption proceeds per share	$12.11

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $17,001,544 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $762,738)		$30,880,884
Interest		8,996,733
TOTAL INCOME		39,877,617
Expenses:
Investment adviser fee (Note 5)	$7,023,008
Administrative personnel and services fee (Note 5)	733,980
Custodian fees	74,892
Transfer and dividend disbursing agent fees and expenses	1,278,775
Directors'/Trustees' fees	12,926
Auditing fees	17,481
Legal fees	26,457
Portfolio accounting fees	96,840
Distribution services fee--Class B Shares (Note 5)	1,049,174
Distribution services fee--Class C Shares (Note 5)	2,325,590
Shareholder services fee--Class A Shares (Note 5)	1,205,592
Shareholder services fee--Class B Shares (Note 5)	349,725
Shareholder services fee--Class C Shares (Note 5)	770,809
Account administration fee--Class A Shares	1,062
Account administration fee--Class C Shares	258
Share registration costs	30,313
Printing and postage	137,341
Insurance premiums	7,330
Miscellaneous	5,824
TOTAL EXPENSES	15,147,377

Statement of Operations - continued

Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(366,492)
Waiver of administrative personnel and services fee	(20,596)
TOTAL WAIVER AND REIMBURSEMENT		$(387,088)
Net expenses			$14,760,289
Net investment income			25,117,328
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			54,059,217
Net realized gain on written options			1,271,889
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(49,355,672)
Net change in unrealized depreciation on written options			(1,811,846)
Net realized and unrealized gain on investments, options and foreign currency transactions			4,163,588
Change in net assets resulting from operations			$29,280,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,117,328	$72,977,236
Net realized gain (loss) on investments, options and foreign currency transactions	55,331,106	(52,721,705)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(51,167,518)	(36,625,962)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,280,916	(16,370,431)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,329,880)	(45,534,567)
Class B Shares	(6,732,585)	(10,236,324)
Class C Shares	(14,867,515)	(24,268,906)
Institutional Shares	(10,992)	(4,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,940,972)	(80,043,986)
Share Transactions:
Proceeds from sale of shares	317,752,625	504,704,857
Net asset value of shares issued to shareholders in payment of distributions declared	37,442,609	60,580,041
Cost of shares redeemed	(416,927,168)	(1,452,681,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,731,934)	(887,396,584)
Change in net assets	(81,391,990)	(983,811,001)
Net Assets:
Beginning of period	1,925,662,335	2,909,473,336
End of period (including undistributed (distributions in excess of) net investment income of $(6,400,413) and $17,423,231, respectively)	$1,844,270,345	$1,925,662,335

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

Effective June 29, 2007, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2008, the Fund had a realized gain of $1,271,889 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	--	$--
Contracts written	20,150	10,610,474
Contracts bought back	(3,100)	(5,045,570)
Outstanding at April 30, 2008	17,050	$5,564,904

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,226,504	$241,076,122	26,877,662	$336,652,453
Shares issued to shareholders in payment of distributions declared	1,773,815	21,667,289	2,858,742	35,604,411
Shares redeemed	(19,386,451)	(240,895,911)	(67,495,963)	(839,747,517)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,613,868	$21,847,500	(37,759,559)	$(467,490,653)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,111,060	$13,826,130	2,044,633	$25,516,583
Shares issued to shareholders in payment of distributions declared	455,576	5,536,569	679,473	8,431,672
Shares redeemed	(3,602,801)	(44,596,546)	(11,900,557)	(147,302,844)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,036,165)	$(25,233,847)	(9,176,451)	$(113,354,589)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,050,007	$62,636,330	11,393,902	$142,032,718
Shares issued to shareholders in payment of distributions declared	843,946	10,231,497	1,335,860	16,541,350
Shares redeemed	(10,641,919)	(131,221,737)	(37,744,965)	(465,614,422)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,747,966)	$(58,353,910)	(25,015,203)	$(307,040,354)

	Six Months Ended 4/30/2008		Period Ended 10/31/2007 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,369	$214,043	40,738	$503,103
Shares issued to shareholders in payment of distributions declared	594	7,254	215	2,608
Shares redeemed	(17,004)	(212,974)	(1,370)	(16,699)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	959	$8,323	39,583	$489,012
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,169,304)	$(61,731,934)	(71,911,630)	$(887,396,584)

1 Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $1,954,701,413. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and written options contracts was $59,390,887. This consists of net unrealized appreciation/depreciation from investments for those securities having an excess of value over cost of $29,516,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,907,570.

At October 31, 2007, the Fund had a capital loss carryforward of $126,848,421 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$35,423,430
2015	$91,424,991

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $779,756.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,596 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $344,806 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on December 31, 2007. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2008, FSC did not retain any sales charges from the sale of Class A Shares. FSC retained $20,812 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,001 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were not reduced under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $366,492. Transactions with the affiliated company during the six months ended April 30, 2008 are as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	633,564,638	1,239,648,554	901,102,480	972,110,712	$972,110,712	$17,001,544

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$ 981,653,575
Sales	$1,498,462,094

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities ( collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172453

38625 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$45.41
Income From Investment Operations:
Net investment income (loss)	0.01	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.72)
TOTAL FROM INVESTMENT OPERATIONS	(2.71)
Less Distributions:
Distributions from net realized gain on investments	(4.25)
Net Asset Value, End of Period	$38.45
Total Return [3]	(6.01)%

Ratios to Average Net Assets:
Net expenses [6]	0.99	% [7,8]
Net investment income (loss)	0.04	% [7]
Expense waiver/reimbursement [9]	0.29	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$477,873
Portfolio turnover	79%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.07% on the total return.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.98%, 0.98%, 0.99%, 1.19%, 1.31% and 1.36% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$36.12		$31.85		$27.44		$25.14		$19.02

(0.12	) [2]	(0.09	) [2]	(0.10	) [2]	(0.21	) [2]	(0.18	) [2]
9.41		4.36		4.51		2.51		6.30
9.29		4.27		4.41		2.30		6.12

--		--		--		--		--
$45.41		$36.12		$31.85		$27.44		$25.14
25.72%		13.41%		16.07	% [4]	9.15	% [5]	32.18%

0.98	% [8]	0.99	% [8]	1.21	% [8]	1.32	% [8]	1.39	% [8]
(0.29)%		(0.25)%		(0.32)%		(0.81)%		(0.86)%
0.28%		0.28%		0.06%		0.00	% [10]	--

$544,647		$492,751		$537,322		$486,643		$504,998
118%		115%		139%		144%		181%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$40.89
Income From Investment Operations:
Net investment income (loss)	(0.12	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.45)
TOTAL FROM INVESTMENT OPERATIONS	(2.57)
Less Distributions:
Distributions from net realized gain on investments	(4.25)
Net Asset Value, End of Period	$34.07
Total Return [3]	(6.36)%

Ratios to Average Net Assets:
Net expenses [5]	1.74	% [6,7]
Net investment income (loss)	(0.72	)% [6]
Expense waiver/reimbursement [8]	0.38	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,030
Portfolio turnover	79%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.73%, 1.74%, 1.78%, 2.02%, 2.06% and 2.11% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$32.77		$29.13		$25.31		$23.36		$17.80

(0.38	) [2]	(0.34	) [2]	(0.32	) [2]	(0.38	) [2]	(0.31	) [2]
8.50		3.98		4.14		2.33		5.87
8.12		3.64		3.82		1.95		5.56

--		--		--		--		--
$40.89		$32.77		$29.13		$25.31		$23.36
24.78%		12.50%		15.09%		8.35	% [4]	31.24%

1.74	% [7]	1.79	% [7]	2.04	% [7]	2.07	% [7]	2.14	% [7]
(1.05)%		(1.05)%		(1.13)%		(1.56)%		(1.61)%
0.34%		0.26%		0.00	% [9]	0.00	% [9]	--

$76,376		$92,883		$129,155		$144,819		$162,097
118%		115%		139%		144%		181%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$41.29
Income From Investment Operations:
Net investment income (loss)	(0.12	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.47)
TOTAL FROM INVESTMENT OPERATIONS	(2.59)
Less Distributions:
Distributions from net realized gain on investments	(4.25)
Net Asset Value, End of Period	$34.45
Total Return [3]	(6.35)%

Ratios to Average Net Assets:
Net expenses [5]	1.74	% [6,7]
Net investment income (loss)	(0.71	)% [6]
Expense waiver/reimbursement [8]	0.33	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,118
Portfolio turnover	79%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.08% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.73%, 1.73%, 1.77%, 2.02%, 2.06% and 2.11% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2007		2006	[1]	2005		2004		2003
$33.10		$29.41		$25.56		$23.59		$17.98

(0.39	) [2]	(0.33	) [2]	(0.33	) [2]	(0.39	) [2]	(0.31	) [2]
8.58		4.02		4.18		2.36		5.92
8.19		3.69		3.85		1.97		5.61

--		--		--		--		--
$41.29		$33.10		$29.41		$25.56		$23.59
24.74%		12.55%		15.06%		8.35	% [4]	31.20%

1.74	% [7]	1.77	% [7]	2.04	% [7]	2.07	% [7]	2.14	% [7]
(1.04)%		(1.03)%		(1.13)%		(1.56)%		(1.61)%
0.29%		0.26%		0.00	% [9]	0.00	% [9]	--

$27,366		$29,341		$30,903		$33,015		$35,472
118%		115%		139%		144%		181%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2008		10/31/2007	[1]
Net Asset Value, Beginning of Period	$45.41		$37.77
Income From Investment Operations:
Net investment income (loss)	(0.08	) [2]	(0.16	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.67)		7.80
TOTAL FROM INVESTMENT OPERATIONS	(2.75)		7.64
Less Distributions:
Distributions from net realized gain on investments	(4.25)		--
Net Asset Value, End of Period	$38.41		$45.41
Total Return [3]	(6.11)%		20.23%

Ratios to Average Net Assets:
Net expenses [4]	1.49	% [5,6]	1.47	% [5,6]
Net investment income (loss)	(0.43	)% [5]	(0.81	)% [5]
Expense waiver/reimbursement [7]	0.27	% [5]	0.26	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$228		$0	[8]
Portfolio turnover	79%		118	% [9]

1 Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.48% and 1.46% after taking into account these expense reductions for the six months ended April 30, 2008 and for the period ended October 31, 2007, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than $1,000.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 939.90	$4.78
Class B Shares	$1,000	$ 936.40	$8.38
Class C Shares	$1,000	$ 936.50	$8.38
Class K Shares	$1,000	$ 938.90	$7.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.94	$4.97
Class B Shares	$1,000	$1,016.21	$8.72
Class C Shares	$1,000	$1,016.21	$8.72
Class K Shares	$1,000	$1,017.45	$7.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Class K Shares	1.49%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	16.2%
Information Technology	15.4%
Energy	14.2%
Consumer Discretionary	14.0%
Health Care	13.0%
Materials	7.1%
Financials	5.7%
Consumer Staples	5.0%
Utilities	2.0%
Telecommunication Services	1.8%
Other Securities [2]	1.8%
Securities Lending Collateral [3]	15.6%
Cash Equivalents [4]	2.1%
Other Assets and Liabilities--Net [5]	(13.9)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities includes Exchange-Traded Funds.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--94.4%
		Consumer Discretionary--14.0%
61,100		Abercrombie & Fitch Co., Class A	$4,540,341
64,800	[1]	Amazon.com, Inc.	5,095,224
170,800	[1]	Coach, Inc.	6,075,356
116,800		Darden Restaurants, Inc.	4,155,744
97,200	[1,2]	GameStop Corp.	5,349,888
100,900	[1]	Gymboree Corp.	4,360,898
161,400		Newell Rubbermaid, Inc.	3,313,542
95,800	[2]	Omnicom Group, Inc.	4,573,492
139,400		Penney (J.C.) Co., Inc.	5,924,500
76,400	[2]	Polo Ralph Lauren Corp., Class A	4,745,204
492,300	[1,2]	Saks, Inc.	6,404,823
92,100		Starwood Hotels & Resorts Worldwide, Inc.	4,808,541
253,700		TJX Cos., Inc.	8,174,214
138,800		Tupperware Brands Corp.	5,468,720
116,200		Yum! Brands, Inc.	4,727,016
		TOTAL	77,717,503
		Consumer Staples--5.0%
161,500	[2]	Avon Products, Inc.	6,301,730
41,200		Bunge Ltd.	4,700,508
67,200		Campbell Soup Co.	2,338,560
74,000		Corn Products International, Inc.	3,432,120
104,000		Estee Lauder Cos., Inc., Class A	4,743,440
70,700	[1,2]	Hansen Natural Corp.	2,502,073
127,900		Kroger Co.	3,485,275
		TOTAL	27,503,706
		Energy--14.2%
33,200		Apache Corp.	4,471,376
114,800		CONSOL Energy, Inc.	9,294,208
139,800	[2]	Chesapeake Energy Corp.	7,227,660
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
48,200		Devon Energy Corp.	$5,465,880
33,700	[2]	Diamond Offshore Drilling, Inc.	4,226,317
35,000	[2]	EOG Resources, Inc.	4,566,800
83,500		Helmerich & Payne, Inc.	4,488,125
63,600	[1]	National-Oilwell, Inc.	4,353,420
82,800	[1]	Newfield Exploration Co.	5,030,928
45,000		Noble Corp.	2,532,600
91,500		Peabody Energy Corp.	5,593,395
103,700	[1]	Pride International, Inc.	4,402,065
114,800		Range Resources Corp.	7,620,424
133,700	[1]	Southwestern Energy Co.	5,656,847
49,000	[1]	Weatherford International Ltd.	3,952,830
		TOTAL	78,882,875
		Financials--5.7%
229,500		Annaly Mortgage Management, Inc.	3,846,420
35,500	[1]	Arch Capital Group Ltd.	2,508,075
167,500		Janus Capital Group, Inc.	4,700,050
31,000		Nymex Holdings Inc.	2,870,600
56,000		Prologis	3,506,160
40,800		RenaissanceRe Holdings Ltd.	2,098,752
115,200	[2]	T. Rowe Price Group, Inc.	6,746,112
164,900		Waddell & Reed Financial, Inc., Class A	5,583,514
		TOTAL	31,859,683
		Health Care--13.0%
82,500		Allergan, Inc.	4,650,525
31,800		Becton, Dickinson & Co.	2,842,920
179,800	[1]	BioMarin Pharmaceutical, Inc.	6,555,508
71,203	[1,2]	Celgene Corp.	4,424,555
103,100	[1]	Cephalon, Inc.	6,434,471
185,700	[1,2]	Elan Corp. PLC, ADR	4,882,053
61,000	[1,2]	Express Scripts, Inc., Class A	4,271,220
77,600	[1]	Genzyme Corp.	5,459,160
387,400	[1]	Isis Pharmaceuticals, Inc.	4,563,572
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
35,100		McKesson HBOC, Inc.	$1,829,412
137,200	[1]	Myriad Genetics, Inc.	5,699,288
292,600		Schering Plough Corp.	5,386,766
159,800		Shire PLC, ADR	8,779,412
61,100	[1]	St. Jude Medical, Inc.	2,674,958
82,300		Wyeth	3,659,881
		TOTAL	72,113,701
		Industrials--16.2%
58,300	[1]	Alliant Techsystems, Inc.	6,411,834
163,400	[1]	BE Aerospace, Inc.	6,594,824
41,000		Bucyrus International, Inc.	5,163,130
29,600	[1]	First Solar, Inc.	8,642,904
69,600		Flowserve Corp.	8,636,664
35,900	[2]	Fluor Corp.	5,488,033
56,000	[1]	Foster Wheeler Ltd.	3,566,640
191,000		Harsco Corp.	11,332,030
44,400		Joy Global, Inc.	3,296,700
46,400		Lockheed Martin Corp.	4,920,256
85,400		Norfolk Southern Corp.	5,088,132
61,200		Precision Castparts Corp.	7,194,672
133,300	[1]	Suntech Power Holdings Co. Ltd., ADR	5,962,509
121,700		Textron Inc.	7,424,917
		TOTAL	89,723,245
		Information Technology--15.4%
220,000	[1]	Amdocs Ltd.	6,903,600
165,800	[1]	Ansys, Inc.	6,670,134
35,100	[1]	Apple, Inc.	6,105,645
139,000		Applied Materials, Inc.	2,593,740
224,700	[1,2]	Broadcom Corp.	5,833,212
84,800	[1]	Citrix Systems, Inc.	2,777,200
117,600	[1,2]	Cognizant Technology Solutions Corp.	3,792,600
483,700		EMC Corp. Mass	7,448,980
135,200	[1]	Electronic Arts, Inc.	6,958,744
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
43,300		KLA-Tencor Corp.	$1,891,344
88,500	[2]	Linear Technology Corp.	3,093,960
94,400	[1]	MEMC Electronic Materials, Inc.	5,944,368
14,200	[2]	Mastercard, Inc.	3,949,872
132,000	[1]	NVIDIA Corp.	2,712,600
10,200		Nintendo Corp. Ltd.	5,652,837
36,100	[1]	Research in Motion Ltd.	4,390,843
50,200	[1,2]	Salesforce.com Inc.	3,349,846
30,100	[1,2]	VMware, Inc., Class A	2,005,864
96,200	[1]	Verisign, Inc.	3,468,010
		TOTAL	85,543,399
		Materials--7.1%
17,600		Cleveland Cliffs, Inc.	2,823,040
208,500	[1]	Crown Holdings, Inc.	5,596,140
37,300		Freeport-McMoRan Copper & Gold, Inc.	4,242,875
70,600	[2]	Nucor Corp.	5,330,300
148,100	[1,2]	Owens-Illinois, Inc.	8,167,715
256,500	[1]	Pactiv Corp.	6,102,135
38,500		Potash Corp. of Saskatchewan, Inc.	7,082,075
		TOTAL	39,344,280
		Telecommunication Services--1.8%
101,600	[1]	American Tower Systems Corp.	4,411,472
85,300	[1,2]	Crown Castle International Corp.	3,313,905
46,000	[1]	NII Holdings, Inc.	2,104,040
		TOTAL	9,829,417
		Utilities--2.0%
125,800	[1]	AES Corp.	2,183,888
108,400	[1,2]	NRG Energy, Inc.	4,764,180
169,700	[1]	Reliant Resources, Inc.	4,368,078
		TOTAL	11,316,146
		TOTAL COMMON STOCKS (IDENTIFIED COST $452,221,902)	523,833,955
Shares			Value
		EXCHANGE-TRADED FUNDS--1.8%
32,850	[2]	iShares MSCI Emerging Mkt	$4,817,781
18,945		iShares S&P Latin American 40 Index Fund	5,238,293
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $9,294,685)	10,056,074
		MUTUAL FUND--17.7%
98,440,938	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	98,440,938
		TOTAL INVESTMENTS--113.9% (IDENTIFIED COST $559,957,525) [6]	632,330,967
		OTHER ASSETS AND LIABILITIES - NET--(13.9)% [7]	(77,081,346)
		TOTAL NET ASSETS--100%	$555,249,621

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $98,440,938 of investments in an affiliated issuer (Note 5) and $83,582,280 of securities loaned (identified cost $559,957,525)		$632,330,967
Income receivable		348,977
Receivable for investments sold		23,769,549
Receivable for shares sold		120,166
TOTAL ASSETS		656,569,659
Liabilities:
Payable for investments purchased	$13,438,918
Payable for shares redeemed	539,391
Payable for collateral due to broker for securities loaned	86,879,228
Payable for Directors'/Trustees' fees	231
Payable for distribution services fee (Note 5)	47,411
Payable for shareholder services fee (Note 5)	248,588
Accrued expenses	166,271
TOTAL LIABILITIES		101,320,038
Net assets for 14,691,062 shares outstanding		$555,249,621
Net Assets Consist of:
Paid-in capital		$472,860,561
Net unrealized appreciation of investments		72,373,442
Accumulated net realized gain on investments and foreign currency transactions		10,228,655
Net investment income (loss)		(213,037)
TOTAL NET ASSETS		$555,249,621

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($477,873,430 ÷ 12,428,337 shares outstanding), no par value, unlimited shares authorized	$38.45
Offering price per share (100/94.50 of $38.45) [1]	$40.69
Redemption proceeds per share	$38.45
Class B Shares:
Net asset value per share ($54,029,639 ÷ 1,585,787 shares outstanding), no par value, unlimited shares authorized	$34.07
Offering price per share	$34.07
Redemption proceeds per share (94.50/100 of $34.07) [1]	$32.20
Class C Shares:
Net asset value per share ($23,118,223 ÷ 670,994 shares outstanding), no par value, unlimited shares authorized	$34.45
Offering price per share	$34.45
Redemption proceeds per share (99.00/100 of $34.45) [1]	$34.11
Class K Shares:
Net asset value per share ($228,329 ÷ 5,944 shares outstanding), no par value, unlimited shares authorized	$38.41
Offering price per share	$38.41
Redemption proceeds per share	$38.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $539,344 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,652)		$2,653,011
Interest (including income on securities loaned of $202,914)		204,082
TOTAL INCOME		2,857,093
Expenses:
Investment adviser fee (Note 5)	$2,100,334
Administrative personnel and services fee (Note 5)	219,533
Custodian fees	17,479
Transfer and dividend disbursing agent fees and expenses--Class A Shares	375,216
Transfer and dividend disbursing agent fees and expenses--Class B Shares	69,209
Transfer and dividend disbursing agent fees and expenses--Class C Shares	21,806
Transfer and dividend disbursing agent fees and expenses--Class K Shares	80
Directors'/Trustees' fees	3,141
Auditing fees	10,940
Legal fees	7,118
Portfolio accounting fees	69,597
Distribution services fee--Class B Shares (Note 5)	227,446
Distribution services fee--Class C Shares (Note 5)	88,816
Distribution services fee--Class K Shares (Note 5)	114
Shareholder services fee--Class A Shares (Note 5)	537,945
Shareholder services fee--Class B Shares (Note 5)	75,815
Shareholder services fee--Class C Shares (Note 5)	26,754
Account administration fee--Class A Shares	17,769
Account administration fee--Class C Shares	1,046
Share registration costs	37,496
Printing and postage	32,346
Insurance premiums	3,732
Miscellaneous	4,378
TOTAL EXPENSES	3,948,110

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(746,141)
Waiver of administrative personnel and services fee	(6,184)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(61,053)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(32,965)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(5,930)
Fees paid indirectly from directed broker arrangements	(25,707)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(877,980)
Net expenses			$3,070,130
Net investment income (loss)			(213,037)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			12,464,265
Net change in unrealized appreciation of investments			(53,080,992)
Net realized and unrealized loss on investments and foreign currency transactions			(40,616,727)
Change in net assets resulting from operations			$(40,829,764)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(213,037)	$(2,652,332)
Net realized gain on investments and foreign currency transactions	12,464,265	129,117,380
Net change in unrealized appreciation/depreciation of investments	(53,080,992)	16,103,454
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,829,764)	142,568,502
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(50,829,370)	--
Class B Shares	(7,726,549)	--
Class C Shares	(2,812,069)	--
Class K Shares	(12)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,368,000)	--
Share Transactions:
Proceeds from sale of shares	38,563,728	103,723,400
Net asset value of shares issued to shareholders in payment of distributions declared	54,664,337	--
Cost of shares redeemed	(84,169,484)	(212,878,026)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,058,581	(109,154,626)
Change in net assets	(93,139,183)	33,413,876
Net Assets:
Beginning of period	648,388,804	614,974,928
End of period (including accumulated net investment income (loss) of $(213,037) and $0, respectively)	$555,249,621	$648,388,804

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

Effective December 12, 2006, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$83,582,280	$86,879,228

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	933,873	$35,425,512	2,425,285	$98,471,585
Shares issued to shareholders in payment of distributions declared	1,162,440	44,928,319	--	--
Shares redeemed	(1,662,246)	(62,585,820)	(4,072,938)	(164,184,478)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	434,067	$17,768,011	(1,647,653)	$(65,712,893)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	36,321	$1,205,981	68,002	$2,501,274
Shares issued to shareholders in payment of distributions declared	211,812	7,277,866	--	--
Shares redeemed	(530,238)	(17,820,015)	(1,034,064)	(37,678,036)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(282,105)	$(9,336,168)	(966,062)	$(35,176,762)

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	50,267	$1,708,610	73,159	$2,750,441
Shares issued to shareholders in payment of distributions declared	70,738	2,458,152	--	--
Shares redeemed	(112,723)	(3,760,884)	(296,923)	(11,015,512)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,282	$405,878	(223,764)	$(8,265,071)

	Six Months Ended 4/30/2008		Period Ended 10/31/2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,019	$223,625	3	$100
Shares redeemed	(78)	(2,765)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	5,941	$220,860	3	$100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	166,185	$9,058,581	(2,837,476)	$(109,154,626)

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to October 31, 2007.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $559,957,525. The net unrealized appreciation of investments for federal tax purposes was $72,373,442. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,172,633 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,799,191.

At October 31, 2007, the Fund had a capital loss carryforward of $1,156,221 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

As a result of the tax-free transfer of assets from Riggs Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2008, the Adviser waived $709,958 of its fee. In addition, an affiliate of the Adviser reimbursed $99,948 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,184 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $8,348 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2008, FSC retained $7,056 in sales charges from the sale of Class A Shares. FSC also retained $405 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $16,645 of Service Fees for the six months ended April 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $25,707 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.9949%, 1.7449%, 1.7449% and 1.4949%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $36,183. Transactions with affiliated companies during the six months ended April 30, 2008 were as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	72,404,806	223,295,786	197,259,654	98,440,938	$98,440,938	$539,344

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$432,115,257
Sales	$473,650,680

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MID CAP GROWTH STRATEGIES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that the Adviser has agreed to a reduction of approximately 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529

8010409 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.36		$6.27		$5.21		$5.00
Income From Investment Operations:
Net investment income	0.11		0.27		0.25	[2]	0.12	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.76)		0.16		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.65)		0.43		1.30		0.31
Less Distributions:
Distributions from net investment income	(0.13)		(0.25)		(0.22)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.42)		(0.34)		(0.24)		(0.10)

Net Asset Value, End of Period	$5.29		$6.36		$6.27		$5.21
Total Return [3]	(10.63)%		6.96%		25.52%		6.12%
Ratios to Average Net Assets:
Net expenses	1.00	% [4,5]	1.00	% [5]	0.90	% [5]	0.47	% [4]
Net investment income	3.92	% [4]	4.03%		4.38%		3.96	% [4]
Expense waiver/reimbursement [6]	0.24	% [4]	0.22%		0.39%		1.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$426,403		$555,896		$451,500		$103,674
Portfolio turnover	23%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.00%, 0.99% and 0.88% after taking into account these expense reductions for the six-month period ended April 30, 2008 and for the years ended October 31, 2007 and 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.37		$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.09		0.21		0.21	[2]	0.10	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.76)		0.18		1.05		0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.67)		0.39		1.26		0.30
Less Distributions:
Distributions from net investment income	(0.11)		(0.21)		(0.18)		(0.08)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.40)		(0.30)		(0.20)		(0.08)
Net Asset Value, End of Period	$5.30		$6.37		$6.28		$5.22
Total Return [3]	(10.97)%		6.16%		24.53%		5.92%

Ratios to Average Net Assets:
Net expenses	1.75	% [4,5]	1.75	% [5]	1.65	% [5]	1.22	% [4]
Net investment income	3.17	% [4]	3.33%		3.69%		3.26	% [4]
Expense waiver/reimbursement [6]	0.24	% [4]	0.22%		0.39%		1.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,622		$217,849		$98,936		$23,418
Portfolio turnover	23%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75%, 1.74% and 1.63% after taking into account these expense reductions for the six-month period ended April 30, 2008 and for the years ended October 31, 2007 and 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution 12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 893.70	$4.71
Class C Shares	$1,000	$ 890.30	$8.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$5.02
Class C Shares	$1,000	$1,016.16	$8.77

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class C Shares	1.75%

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	28.9%
Consumer Staples	20.9%
Telecommunication Services	17.0%
Utilities	12.8%
Health Care	7.4%
Energy	6.4%
Consumer Discretionary	1.6%
Industrials	1.0%
Materials	0.5%
Cash Equivalents [2]	3.1%
Other Assets and Liabilities--Net [3]	0.4%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.5%
		Consumer Discretionary--1.6%
657,700		Regal Entertainment Group	$12,469,992
		Consumer Staples--20.9%
541,410		Altria Group, Inc.	10,828,200
595,590		H.J. Heinz Co.	28,010,598
218,825		Hershey Foods Corp.	8,179,679
177,995		Kimberly-Clark Corp.	11,389,900
893,405		Kraft Foods, Inc., Class A	28,258,400
405,810	[1]	Philip Morris International, Inc.	20,708,484
437,791		Reynolds American, Inc.	23,575,045
533,592		UST, Inc.	27,784,135
		TOTAL	158,734,441
		Energy--6.4%
233,300		BP PLC, ADR	16,981,907
828,617		ENI SpA	31,908,088
		TOTAL	48,889,995
		Financials--28.9%
569,200		BB&T Corp.	19,517,868
803,760		Bank of America Corp.	30,173,150
348,300		Comerica, Inc.	12,096,459
318,300		Gallagher (Arthur J.) & Co.	7,820,631
505,280		ING Groep N.V.	19,235,491
2,799,920		Lloyds TSB Group PLC	23,784,100
123,540		Mercury General Corp.	6,163,411
857,300		New York Community Bancorp, Inc.	16,005,791
519,435		Regions Financial Corp.	11,386,015
299,375		SunTrust Banks, Inc.	16,690,156
944,315		U.S. Bancorp	32,002,835
864,000		Wachovia Corp.	25,185,600
		TOTAL	220,061,507
Shares			Value
		COMMON STOCKS--continued
		Health Care--7.4%
971,375		Bristol-Myers Squibb Co.	$21,341,109
177,634		GlaxoSmithKline PLC	3,935,086
1,531,500		Pfizer, Inc.	30,798,465
		TOTAL	56,074,660
		Industrials--1.0%
247,700		Macquarie Infrastructure Co. LL	7,331,920
		Materials--0.5%
176,700		Packaging Corp. of America	3,883,866
		Telecommunication Services--17.0%
1,527,404		BT Group PLC	6,712,597
1,053,700		Citizens Communications Co., Class B	11,295,664
913,005		Deutsche Telekom AG, Class REG	16,394,514
369,665		France Telecommunications	11,610,132
4,811,642		Telstra Corp. Ltd.	20,646,811
552,000		Verizon Communications, Inc.	21,240,960
6,026,430		Vodafone Group PLC	19,061,112
1,880,800		Windstream Corp.	22,080,592
		TOTAL	129,042,382
		Utilities--12.8%
82,600		Ameren Corp.	3,746,736
1,134,685		Duke Energy Corp.	20,776,082
345,939		Enel SpA	3,757,257
486,432		Pinnacle West Capital Corp.	16,509,502
462,200		Progress Energy, Inc.	19,407,778
372,538		Southern Co.	13,869,590
693,655		United Utilities PLC, ADR	19,613,095
		TOTAL	97,680,040
		TOTAL COMMON STOCKS (IDENTIFIED COST $798,191,480)	734,168,803
Shares			Value
		MUTUAL FUND--3.1%
23,702,311	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	$23,702,311
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $821,893,791) [4]	757,871,114
		OTHER ASSETS AND LIABILITIES - NET--0.4% [5]	2,944,961
		TOTAL NET ASSETS--100%	$760,816,075

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $23,702,311 of investments in affiliated issuers (Note 5) (identified cost $821,893,791)		$757,871,114
Cash		1,955
Cash denominated in foreign currencies (identified cost $1,409)		1,387
Income receivable		3,329,556
Receivable for shares sold		1,738,945
TOTAL ASSETS		762,942,957
Liabilities:
Payable for shares redeemed	$1,509,620
Payable for distribution services fee (Note 5)	99,771
Payable for shareholder services fee (Note 5)	332,675
Payable for transfer and dividend disbursing agent fees and expenses	137,911
Accrued expenses	46,905
TOTAL LIABILITIES		2,126,882
Net assets for 143,773,075 shares outstanding		$760,816,075
Net Assets Consist of:
Paid-in capital		$855,917,614
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(64,004,312)
Accumulated net realized loss on investments and foreign currency transactions		(31,378,273)
Undistributed net investment income		281,046
TOTAL NET ASSETS		$760,816,075
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($171,790,882 ÷ 32,423,245 shares outstanding), no par value, unlimited shares authorized		$5.30
Offering price per share		$5.30
Redemption proceeds per share		$5.30
Class A Shares:
Net asset value per share ($426,403,210 ÷ 80,660,995 shares outstanding), no par value, unlimited shares authorized		$5.29
Offering price per share (100/94.50 of $5.29) [1]		$5.60
Redemption proceeds per share		$5.29
Class C Shares:
Net asset value per share ($162,621,983 ÷ 30,688,835 shares outstanding), no par value, unlimited shares authorized		$5.30
Offering price per share		$5.30
Redemption proceeds per share (99.00/100 of $5.30) [1]		$5.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $473,786 from affiliated issuers (Note 5) and net of foreign taxes withheld of $279,711)			$19,965,474
Interest			490
TOTAL INCOME			19,965,964
Expenses:
Investment adviser fee (Note 5)		$3,040,486
Administrative personnel and services fee (Note 5)		317,824
Custodian fees		71,556
Transfer and dividend disbursing agent fees and expenses		414,988
Directors'/Trustees' fees		5,789
Auditing fees		11,752
Legal fees		7,270
Portfolio accounting fees		75,732
Distribution services fee--Class C Shares (Note 5)		670,125
Shareholder services fee--Class A Shares (Note 5)		561,692
Shareholder services fee--Class C Shares (Note 5)		222,719
Account administration fee--Class A Shares		2,516
Account administration fee--Class C Shares		519
Share registration costs		37,756
Printing and postage		55,555
Insurance premiums		3,753
Miscellaneous		2,055
TOTAL EXPENSES		5,502,087
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(975,193)
Waiver of administrative personnel and services fee	(8,973)
Fees paid indirectly from directed brokerage arrangements	(1,086)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(985,252)
Net expenses			4,516,835
Net investment income			15,449,129
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(31,377,464)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(83,410,208)
Net realized and unrealized loss on investments and foreign currency			(114,787,672)
Change in net assets resulting from operations			$(99,338,543)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,449,129	$36,255,037
Net realized gain (loss) on investments and foreign currency transactions	(31,377,464)	43,730,128
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(83,410,208)	(35,681,769)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(99,338,543)	44,303,396
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,182,795)	(6,244,518)
Class A Shares	(10,661,857)	(23,217,927)
Class C Shares	(3,470,069)	(5,937,932)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	(8,905,472)	(1,223,696)
Class A Shares	(24,169,321)	(6,598,621)
Class C Shares	(9,508,899)	(1,511,825)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,898,413)	(44,734,519)
Share Transactions:
Proceeds from sale of shares	122,977,769	681,896,001
Net asset value of shares issued to shareholders in payment of distributions declared	48,251,871	35,280,618
Cost of shares redeemed	(223,552,058)	(377,998,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,322,418)	339,178,351
Change in net assets	(212,559,374)	338,747,228
Net Assets:
Beginning of period	973,375,449	634,628,221
End of period (including undistributed net investment income of $281,046 and $3,146,638, respectively)	$760,816,075	$973,375,449

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,426,293	$40,749,013	24,649,903	$159,829,387
Shares issued to shareholders in payment of distributions declared	1,366,582	7,787,925	530,655	3,406,218
Shares redeemed	(7,691,103)	(43,190,438)	(7,262,060)	(46,811,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,101,772	$5,346,500	17,918,498	$116,424,126

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,429,995	$63,336,971	57,416,550	$372,807,705
Shares issued to shareholders in payment of distributions declared	5,151,826	29,216,452	3,980,785	25,592,867
Shares redeemed	(23,321,415)	(130,847,062)	(46,001,906)	(295,899,656)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,739,594)	$(38,293,639)	15,395,429	$102,500,916

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,413,410	$18,891,785	22,969,834	$149,258,909
Shares issued to shareholders in payment of distributions declared	1,971,628	11,247,494	976,460	6,281,533
Shares redeemed	(8,874,998)	(49,514,558)	(5,512,977)	(35,287,133)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,489,960)	$(19,375,279)	18,433,317	$120,253,309
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,127,782)	$(52,322,418)	51,747,244	$339,178,351

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $821,893,791. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $64,022,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,087,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,110,636.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $965,276 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,973 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $268,849 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on December 31, 2007. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2008, FSC retained $54,783 in sales charges from the sale of Class A Shares. FSC also retained $2,774 of contingent deferred sales charges relating to redemptions of Class A Shares and $40,790 relating to redemptions of class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $5,477 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $1,086 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.75%, 1.00% and 1.75%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $9,917. Transactions with the affiliated company during the six months ended April 30, 2008 are as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	27,578,964	116,774,445	120,651,098	23,702,311	$23,702,311	$473,786

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$180,979,815
Sales	$277,088,667

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material, adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contracts.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578

32939 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.37		$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.12		0.27		0.26	[2]	0.13	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.77)		0.18		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.65)		0.45		1.31		0.32
Less Distributions:
Distributions from net investment income	(0.13)		(0.27)		(0.23)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.42)		(0.36)		(0.25)		(0.10)
Net Asset Value, End of Period	$5.30		$6.37		$6.28		$5.22
Total Return [3]	(10.51)%		7.20%		25.78%		6.45%
Ratios to Average Net Assets:
Net expenses	0.75	% [4,5]	0.75	% [5]	0.65	% [5]	0.22	% [4]
Net investment income	4.18	% [4]	4.29%		4.65%		4.37	% [4]
Expense waiver/reimbursement [6]	0.24	% [4]	0.22%		0.39%		1.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$171,791		$199,630		$84,192		$21,698
Portfolio turnover	23%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.75%, 0.74% and 0.63% after taking into account these expense reductions for the six month period ended April 30, 2008 and for the years ended October 31, 2007 and 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 894.90	$3.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.13	$3.77

1 Expenses are equal to the Fund's annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	28.9%
Consumer Staples	20.9%
Telecommunication Services	17.0%
Utilities	12.8%
Health Care	7.4%
Energy	6.4%
Consumer Discretionary	1.6%
Industrials	1.0%
Materials	0.5%
Cash Equivalents [2]	3.1%
Other Assets and Liabilities--Net [3]	0.4%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.5%
		Consumer Discretionary--1.6%
657,700		Regal Entertainment Group	$12,469,992
		Consumer Staples--20.9%
541,410		Altria Group, Inc.	10,828,200
595,590		H.J. Heinz Co.	28,010,598
218,825		Hershey Foods Corp.	8,179,679
177,995		Kimberly-Clark Corp.	11,389,900
893,405		Kraft Foods, Inc., Class A	28,258,400
405,810	[1]	Philip Morris International, Inc.	20,708,484
437,791		Reynolds American, Inc.	23,575,045
533,592		UST, Inc.	27,784,135
		TOTAL	158,734,441
		Energy--6.4%
233,300		BP PLC, ADR	16,981,907
828,617		ENI SpA	31,908,088
		TOTAL	48,889,995
		Financials--28.9%
569,200		BB&T Corp.	19,517,868
803,760		Bank of America Corp.	30,173,150
348,300		Comerica, Inc.	12,096,459
318,300		Gallagher (Arthur J.) & Co.	7,820,631
505,280		ING Groep N.V.	19,235,491
2,799,920		Lloyds TSB Group PLC	23,784,100
123,540		Mercury General Corp.	6,163,411
857,300		New York Community Bancorp, Inc.	16,005,791
519,435		Regions Financial Corp.	11,386,015
299,375		SunTrust Banks, Inc.	16,690,156
944,315		U.S. Bancorp	32,002,835
864,000		Wachovia Corp.	25,185,600
		TOTAL	220,061,507
Shares			Value
		COMMON STOCKS--continued
		Health Care--7.4%
971,375		Bristol-Myers Squibb Co.	$21,341,109
177,634		GlaxoSmithKline PLC	3,935,086
1,531,500		Pfizer, Inc.	30,798,465
		TOTAL	56,074,660
		Industrials--1.0%
247,700		Macquarie Infrastructure Co. LL	7,331,920
		Materials--0.5%
176,700		Packaging Corp. of America	3,883,866
		Telecommunication Services--17.0%
1,527,404		BT Group PLC	6,712,597
1,053,700		Citizens Communications Co., Class B	11,295,664
913,005		Deutsche Telekom AG, Class REG	16,394,514
369,665		France Telecommunications	11,610,132
4,811,642		Telstra Corp. Ltd.	20,646,811
552,000		Verizon Communications, Inc.	21,240,960
6,026,430		Vodafone Group PLC	19,061,112
1,880,800		Windstream Corp.	22,080,592
		TOTAL	129,042,382
		Utilities--12.8%
82,600		Ameren Corp.	3,746,736
1,134,685		Duke Energy Corp.	20,776,082
345,939		Enel SpA	3,757,257
486,432		Pinnacle West Capital Corp.	16,509,502
462,200		Progress Energy, Inc.	19,407,778
372,538		Southern Co.	13,869,590
693,655		United Utilities PLC, ADR	19,613,095
		TOTAL	97,680,040
		TOTAL COMMON STOCKS (IDENTIFIED COST $798,191,480)	734,168,803
Shares			Value
		MUTUAL FUND--3.1%
23,702,311	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	$23,702,311
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $821,893,791) [4]	757,871,114
		OTHER ASSETS AND LIABILITIES - NET--0.4% [5]	2,944,961
		TOTAL NET ASSETS--100%	$760,816,075

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $23,702,311 of investments in affiliated issuers (Note 5) (identified cost $821,893,791)		$757,871,114
Cash		1,955
Cash denominated in foreign currencies (identified cost $1,409)		1,387
Income receivable		3,329,556
Receivable for shares sold		1,738,945
TOTAL ASSETS		762,942,957
Liabilities:
Payable for shares redeemed	$1,509,620
Payable for distribution services fee (Note 5)	99,771
Payable for shareholder services fee (Note 5)	332,675
Payable for transfer and dividend disbursing agent fees and expenses	137,911
Accrued expenses	46,905
TOTAL LIABILITIES		2,126,882
Net assets for 143,773,075 shares outstanding		$760,816,075
Net Assets Consist of:
Paid-in capital		$855,917,614
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(64,004,312)
Accumulated net realized loss on investments and foreign currency transactions		(31,378,273)
Undistributed net investment income		281,046
TOTAL NET ASSETS		$760,816,075
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($171,790,882 ÷ 32,423,245 shares outstanding), no par value, unlimited shares authorized		$5.30
Offering price per share		$5.30
Redemption proceeds per share		$5.30
Class A Shares:
Net asset value per share ($426,403,210 ÷ 80,660,995 shares outstanding), no par value, unlimited shares authorized		$5.29
Offering price per share (100/94.50 of $5.29) [1]		$5.60
Redemption proceeds per share		$5.29
Class C Shares:
Net asset value per share ($162,621,983 ÷ 30,688,835 shares outstanding), no par value, unlimited shares authorized		$5.30
Offering price per share		$5.30
Redemption proceeds per share (99.00/100 of $5.30) [1]		$5.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Dividends (including $473,786 from affiliated issuers (Note 5) and net of foreign taxes withheld of $279,711)			$19,965,474
Interest			490
TOTAL INCOME			19,965,964
Expenses:
Investment adviser fee (Note 5)		$3,040,486
Administrative personnel and services fee (Note 5)		317,824
Custodian fees		71,556
Transfer and dividend disbursing agent fees and expenses		414,988
Directors'/Trustees' fees		5,789
Auditing fees		11,752
Legal fees		7,270
Portfolio accounting fees		75,732
Distribution services fee--Class C Shares (Note 5)		670,125
Shareholder services fee--Class A Shares (Note 5)		561,692
Shareholder services fee--Class C Shares (Note 5)		222,719
Account administration fee--Class A Shares		2,516
Account administration fee--Class C Shares		519
Share registration costs		37,756
Printing and postage		55,555
Insurance premiums		3,753
Miscellaneous		2,055
TOTAL EXPENSES		5,502,087
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(975,193)
Waiver of administrative personnel and services fee	(8,973)
Fees paid indirectly from directed brokerage arrangements	(1,086)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(985,252)
Net expenses			4,516,835
Net investment income			15,449,129
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(31,377,464)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(83,410,208)
Net realized and unrealized loss on investments and foreign currency			(114,787,672)
Change in net assets resulting from operations			$(99,338,543)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,449,129	$36,255,037
Net realized gain (loss) on investments and foreign currency transactions	(31,377,464)	43,730,128
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(83,410,208)	(35,681,769)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(99,338,543)	44,303,396
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,182,795)	(6,244,518)
Class A Shares	(10,661,857)	(23,217,927)
Class C Shares	(3,470,069)	(5,937,932)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	(8,905,472)	(1,223,696)
Class A Shares	(24,169,321)	(6,598,621)
Class C Shares	(9,508,899)	(1,511,825)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,898,413)	(44,734,519)
Share Transactions:
Proceeds from sale of shares	122,977,769	681,896,001
Net asset value of shares issued to shareholders in payment of distributions declared	48,251,871	35,280,618
Cost of shares redeemed	(223,552,058)	(377,998,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,322,418)	339,178,351
Change in net assets	(212,559,374)	338,747,228
Net Assets:
Beginning of period	973,375,449	634,628,221
End of period (including undistributed net investment income of $281,046 and $3,146,638, respectively)	$760,816,075	$973,375,449

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,426,293	$40,749,013	24,649,903	$159,829,387
Shares issued to shareholders in payment of distributions declared	1,366,582	7,787,925	530,655	3,406,218
Shares redeemed	(7,691,103)	(43,190,438)	(7,262,060)	(46,811,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,101,772	$5,346,500	17,918,498	$116,424,126

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,429,995	$63,336,971	57,416,550	$372,807,705
Shares issued to shareholders in payment of distributions declared	5,151,826	29,216,452	3,980,785	25,592,867
Shares redeemed	(23,321,415)	(130,847,062)	(46,001,906)	(295,899,656)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,739,594)	$(38,293,639)	15,395,429	$102,500,916

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,413,410	$18,891,785	22,969,834	$149,258,909
Shares issued to shareholders in payment of distributions declared	1,971,628	11,247,494	976,460	6,281,533
Shares redeemed	(8,874,998)	(49,514,558)	(5,512,977)	(35,287,133)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,489,960)	$(19,375,279)	18,433,317	$120,253,309
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,127,782)	$(52,322,418)	51,747,244	$339,178,351

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $821,893,791. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $64,022,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,087,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,110,636.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $965,276 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,973 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $268,849 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on December 31, 2007. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2008, FSC retained $54,783 in sales charges from the sale of Class A Shares. FSC also retained $2,774 of contingent deferred sales charges relating to redemptions of Class A Shares and $40,790 relating to redemptions of class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $5,477 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $1,086 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.75%, 1.00% and 1.75%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $9,917. Transactions with the affiliated company during the six months ended April 30, 2008 are as follows:

Affiliate	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	27,578,964	116,774,445	120,651,098	23,702,311	$23,702,311	$473,786

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$180,979,815
Sales	$277,088,667

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material, adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contracts.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one year period ending December 31, 2006, the Fund's performance was above the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

36871 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008